CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
March 31, 2019 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Common Stocks:
Communication Services:
18,873	ACTIVISION BLIZZARD, INC.	$289,107	859,288
6,317	ALPHABET, INC., CLASS A(b)	2,636,989	7,434,414
4,679	ALPHABET, INC., CLASS C(b)	1,801,776	5,489,917
14,979	AMC NETWORKS, INC., CLASS A(b)	902,537	850,208
73,716	AT&T, INC.	1,280,506	2,311,734
300	CABLE ONE, INC.	113,966	294,414
1,900	CARS.COM, INC.(b)	14,708	43,320
2,214	CENTURYLINK, INC.	32,921	26,546
3,029	CHARTER COMMUNICATIONS, INC., CLASS A(b)	116,060	1,050,790
100	CLEAR CHANNEL OUTDOOR HOLDINGS, INC., CLASS A(b)	101	535
78,745	COMCAST CORP., CLASS A	1,371,607	3,148,225
1,000	DISCOVERY, INC., CLASS A(b)	28,210	27,020
11,266	ELECTRONIC ARTS, INC.(b)	280,102	1,144,964
2,737	ENTERCOM COMMUNICATIONS CORP., CLASS A	2,839	14,369
29,685	FACEBOOK, INC., CLASS A(b)	1,492,574	4,948,193
3,760	FOX CORP., CLASS A(b)	156,214	138,017
696	FOX CORP., CLASS B(b)	28,801	24,961
1,360	GCI LIBERTY, INC., CLASS A(b)	51,149	75,630
1,972	IAC/INTERACTIVECORP(b)	156,820	414,337
15,600	INTERPUBLIC GROUP OF (THE) COS., INC.	40,950	327,756
5,832	LIBERTY GLOBAL PLC, CLASS A(b)(c)	42,377	145,333
7,374	LIBERTY GLOBAL PLC, CLASS C(b)(c)	51,974	178,524
1,500	LIONS GATE ENTERTAINMENT CORP., CLASS A	27,387	23,460
1,600	LIVE NATION ENTERTAINMENT, INC.(b)	88,717	101,664
1,100	MATCH GROUP, INC.	31,366	62,271
1,200	NETFLIX, INC.(b)	421,679	427,872
2,375	NEWS CORP., CLASS A	7,170	29,545
27,391	OMNICOM GROUP, INC.	1,946,173	1,999,269
14,300	SIRIUS XM HOLDINGS, INC.	90,452	81,081
9,840	SPRINT CORP.(b)	21,187	55,596
5,700	TEGNA, INC.	26,227	80,370
1,900	TELEPHONE & DATA SYSTEMS, INC.	50,350	58,387
26,628	T-MOBILE U.S., INC.(b)	1,480,809	1,839,995
1,788	TRIPADVISOR, INC.(b)	98,462	91,993
36,620	TWDC ENTERPRISES 18 CORP.	1,274,837	4,065,971
8,700	TWITTER, INC.(b)	197,336	286,056
79,188	VERIZON COMMUNICATIONS, INC.	3,698,307	4,682,386
123,094	VIACOM, INC., CLASS B	3,766,061	3,455,249
800	YELP, INC.(b)	26,800	27,600
1,000	ZAYO GROUP HOLDINGS, INC.(b)	26,680	28,420
		24,172,288	46,345,680	9.24%
Consumer Discretionary:
1,800	ADIENT PLC	38,861	23,328
1,500	ADVANCE AUTO PARTS, INC.	53,558	255,795
4,818	AMAZON.COM, INC.(b)	1,351,563	8,579,653
500	APTIV PLC(c)	30,790	39,745
1,100	AUTOLIV, INC.(c)	13,982	80,883
2,039	AUTOZONE, INC.(b)	1,639,975	2,088,181
48,711	BEST BUY CO., INC.	1,665,845	3,461,404
1,400	BIG LOTS, INC.	15,477	53,228
200	BOOKING HOLDINGS, INC.(b)	26,315	348,982
18,760	BORGWARNER, INC.	616,776	720,572
831	BURLINGTON STORES, INC.(b)	85,265	130,201
8,300	CAESARS ENTERTAINMENT CORP.(b)	66,995	72,127
4,168	CARMAX, INC.(b)	50,984	290,926
352	CARTER’S, INC.	33,946	35,478
1,124	COLUMBIA SPORTSWEAR CO.	117,659	117,098
4,600	D.R. HORTON, INC.	22,057	190,348
2,195	DARDEN RESTAURANTS, INC.	120,499	266,627
15,756	DICK’S SPORTING GOODS, INC.	501,521	579,978
3,089	DOLLAR GENERAL CORP.	207,226	368,518
5,224	DOLLAR TREE, INC.(b)	52,773	548,729
900	DOMINO’S PIZZA, INC.	90,041	232,290
27,505	EBAY, INC.	721,638	1,021,536
3,055	EXPEDIA GROUP, INC.	219,155	363,545
1,800	FLOOR & DECOR HOLDINGS, INC., CLASS A(b)	50,359	74,196

1	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
March 31, 2019 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Consumer Discretionary (Cont’d):
30,458	FOOT LOCKER, INC.	$1,350,478	1,845,755
38,163	FORD MOTOR CO.	164,117	335,071
1,300	FRONTDOOR, INC.(b)	30,172	44,746
3,600	GAMESTOP CORP., CLASS A	14,505	36,576
1,833	GAP (THE), INC.	42,086	47,988
5,579	GARMIN LTD.(c)	202,757	481,747
2,018	GARRETT MOTION, INC.(b)(c)	16,668	29,725
6,433	GENERAL MOTORS CO.	211,146	238,664
15,000	GENTEX CORP.	106,860	310,200
3,450	GENUINE PARTS CO.	102,425	386,503
2,000	HANESBRANDS, INC.	10,095	35,760
400	HASBRO, INC.	10,206	34,008
900	HILTON GRAND VACATIONS, INC.(b)	23,760	27,765
13,767	HOME DEPOT (THE), INC.	1,998,411	2,641,750
34,679	KOHL’S CORP.	1,679,525	2,384,875
2,790	L BRANDS, INC.	31,188	76,948
5,183	LAS VEGAS SANDS CORP.	168,676	315,956
5,951	LEAR CORP.	636,553	807,610
2,900	LENNAR CORP., CLASS A	37,613	142,361
58	LENNAR CORP., CLASS B	652	2,269
589	LIBERTY EXPEDIA HOLDINGS, INC., CLASS A(b)	13,315	25,209
1,200	LKQ CORP.(b)	14,970	34,056
400	LOWE’S COS., INC.	34,236	43,788
12,636	LULULEMON ATHLETICA, INC.(b)(c)	1,760,088	2,070,661
13,830	MACY’S, INC.	347,574	332,335
11,117	MARRIOTT INTERNATIONAL, INC., CLASS A	1,048,562	1,390,626
294	MARRIOTT VACATIONS WORLDWIDE CORP.	4,103	27,489
10,620	MCDONALD’S CORP.	433,348	2,016,738
7,000	MGM RESORTS INTERNATIONAL	64,630	179,620
600	MOHAWK INDUSTRIES, INC.(b)	26,796	75,690
600	MURPHY USA, INC.(b)	4,392	51,372
5,915	NEWELL BRANDS, INC.	73,613	90,736
25,322	NIKE, INC., CLASS B	886,730	2,132,366
4,300	NORDSTROM, INC.	45,233	190,834
4,745	NORWEGIAN CRUISE LINE HOLDINGS LTD.(b)	264,900	260,785
503	NVR, INC.(b)	1,170,386	1,391,801
2,300	O’REILLY AUTOMOTIVE, INC.(b)	511,946	893,090
800	PENSKE AUTOMOTIVE GROUP, INC.	32,264	35,720
300	POLARIS INDUSTRIES, INC.	23,007	25,329
370	POOL CORP.	34,226	61,039
14,100	PULTEGROUP, INC.	58,797	394,236
1,561	PVH CORP.	109,470	190,364
9,200	QURATE RETAIL, INC.(b)	21,448	147,016
3,568	RALPH LAUREN CORP.	252,964	462,698
4,743	ROSS STORES, INC.	176,855	441,573
3,870	ROYAL CARIBBEAN CRUISES LTD.	82,045	443,579
4,933	SKECHERS U.S.A., INC., CLASS A(b)	162,556	165,798
27,700	STARBUCKS CORP.	178,758	2,059,218
5,000	TAPESTRY, INC.	19,161	162,450
1,700	TARGET CORP.	105,311	136,442
1,260	TESLA, INC.(b)	165,777	352,624
1,900	THOR INDUSTRIES, INC.	22,316	118,503
1,400	TIFFANY & CO.	35,210	147,770
20,188	TJX (THE) COS., INC.	86,033	1,074,203
1,466	TOPBUILD CORP.(b)	11,809	95,026
753	ULTA BEAUTY, INC.(b)	117,541	262,594
200	VAIL RESORTS, INC.	42,166	43,460
1,100	VEONEER, INC.(b)(c)	5,428	25,157
6,800	VF CORP.	87,065	590,988
400	VISTEON CORP.(b)	24,116	26,940
600	WAYFAIR, INC., CLASS A(b)	49,325	89,070
2,100	WHIRLPOOL CORP.	89,510	279,069
1,800	WYNN RESORTS LTD.	52,106	214,776
2,916	YUM CHINA HOLDINGS, INC.(c)	6,195	130,958
20,235	YUM! BRANDS, INC.	1,517,299	2,019,655
		24,904,733	51,573,096	10.28%

2	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
March 31, 2019 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Consumer Staples:
16,050	ALTRIA GROUP, INC.	$1,001,123	921,751
10,300	ARCHER-DANIELS-MIDLAND CO.	188,618	444,239
7,290	BROWN-FORMAN CORP., CLASS B	57,343	384,766
26,222	CHURCH & DWIGHT CO., INC.	1,309,224	1,867,793
57,881	COCA-COLA (THE) CO.	869,464	2,712,304
1,380	COLGATE-PALMOLIVE CO.	43,344	94,585
33,964	CONAGRA BRANDS, INC.	1,145,327	942,161
300	CONSTELLATION BRANDS, INC., CLASS A	4,124	52,599
6,277	COSTCO WHOLESALE CORP.	226,000	1,519,913
4,680	ESTEE LAUDER (THE) COS., INC., CLASS A	203,878	774,774
12,400	GENERAL MILLS, INC.	277,055	641,700
5,300	HERBALIFE NUTRITION LTD.(b)	36,401	280,847
1,642	HERSHEY (THE) CO.	60,568	188,551
4,800	HORMEL FOODS CORP.	43,206	214,848
4,372	INGREDION, INC.	267,511	413,985
1,300	JM SMUCKER (THE) CO.	60,305	151,450
7,643	KEURIG DR. PEPPER, INC.	—	213,775
3,336	KIMBERLY-CLARK CORP.	278,758	413,330
3,714	KRAFT HEINZ (THE) CO.	26,692	121,262
138,178	KROGER (THE) CO.	3,228,461	3,399,179
633	LAMB WESTON HOLDINGS, INC.	7,452	47,437
700	MCCORMICK & CO., INC. (NON VOTING)	21,613	105,441
1,300	MOLSON COORS BREWING CO., CLASS B	37,841	77,545
7,568	MONDELEZ INTERNATIONAL, INC., CLASS A	99,867	377,795
8,354	MONSTER BEVERAGE CORP.(b)	258,761	455,961
232	NU SKIN ENTERPRISES, INC., CLASS A	8,194	11,103
29,732	PEPSICO, INC.	2,481,481	3,643,657
22,229	PHILIP MORRIS INTERNATIONAL, INC.	583,062	1,964,821
1,600	PILGRIM’S PRIDE CORP.(b)	24,829	35,664
700	POST HOLDINGS, INC.(b)	43,421	76,580
50,293	PROCTER & GAMBLE (THE) CO.	1,902,164	5,232,987
500	SPECTRUM BRANDS HOLDINGS, INC.	24,845	27,390
7,700	SYSCO CORP.	117,906	514,052
34,772	TYSON FOODS, INC., CLASS A	1,799,139	2,414,220
20,914	WALGREENS BOOTS ALLIANCE, INC.	523,669	1,323,229
12,104	WALMART, INC.	905,704	1,180,503
		18,167,350	33,242,197	6.63%
Energy:
3,346	ANADARKO PETROLEUM CORP.	58,107	152,176
1,162	APERGY CORP.(b)	18,689	47,712
20,634	CABOT OIL & GAS CORP.	541,195	538,547
32,795	CHEVRON CORP.	1,428,027	4,039,688
500	CIMAREX ENERGY CO.	32,151	34,950
16,256	CNX RESOURCES CORP.(b)	149,631	175,077
2,200	CONCHO RESOURCES, INC.	101,031	244,112
50,157	CONOCOPHILLIPS	2,262,293	3,347,478
450	CONSOL ENERGY, INC.(b)	5,125	15,399
2,000	CONTINENTAL RESOURCES, INC.(b)	20,765	89,540
1,337	DIAMONDBACK ENERGY, INC.	80,335	135,746
9,794	ENBRIDGE, INC.(c)	137,797	355,131
1,400	EOG RESOURCES, INC.	89,751	133,252
4,000	EQT CORP.	72,343	82,960
42,378	EXXON MOBIL CORP.	1,610,980	3,424,142
10,158	HALLIBURTON CO.	138,080	297,629
3,100	HELMERICH & PAYNE, INC.	39,003	172,236
52,085	HOLLYFRONTIER CORP.	3,141,896	2,566,228
7,312	KINDER MORGAN, INC.	60,926	146,313
13,070	MARATHON PETROLEUM CORP.	635,003	782,240
3,000	MURPHY OIL CORP.	39,255	87,900
4,022	NATIONAL OILWELL VARCO, INC.	51,730	107,146
6,000	OCCIDENTAL PETROLEUM CORP.	54,261	397,200
2,000	ONEOK, INC.	21,911	139,680
31,900	PARSLEY ENERGY, INC., CLASS A(b)	509,926	615,670
2,400	PATTERSON-UTI ENERGY, INC.	24,857	33,648
14,179	PBF ENERGY, INC., CLASS A	478,628	441,534
13,222	PHILLIPS 66	524,741	1,258,338
2,530	PIONEER NATURAL RESOURCES CO.	144,428	385,268

3	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
March 31, 2019 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Energy (Cont’d):
2,600	RANGE RESOURCES CORP.	$24,900	29,224
2,500	RPC, INC.	24,681	28,525
13,336	SCHLUMBERGER LTD.	222,256	581,050
1,000	TARGA RESOURCES CORP.	19,778	41,550
20,974	VALERO ENERGY CORP.	999,687	1,779,224
6,100	WPX ENERGY, INC.(b)	60,768	79,971
		13,824,935	22,786,484	4.54%
Financials:
47,155	AFLAC, INC.	1,813,532	2,357,750
500	ALLEGHANY CORP.(b)	140,685	306,200
9,753	ALLSTATE (THE) CORP.	296,804	918,538
19,826	ALLY FINANCIAL, INC.	404,611	545,017
3,633	AMERICAN EXPRESS CO.	111,938	397,087
3,400	AMERICAN FINANCIAL GROUP, INC.	210,306	327,114
6,100	AMERICAN INTERNATIONAL GROUP, INC.	143,498	262,666
1,688	AMERICAN NATIONAL INSURANCE CO.	205,564	203,944
31,983	AMERIPRISE FINANCIAL, INC.	3,239,699	4,097,022
848	AON PLC(c)	32,575	144,754
36,905	ARCH CAPITAL GROUP LTD.(b)(c)	797,622	1,192,770
2,300	ARTHUR J. GALLAGHER & CO.	80,002	179,630
4,900	ASSURANT, INC.	218,575	465,059
18,030	ASSURED GUARANTY LTD.(c)	526,624	801,073
1,165	ATHENE HOLDING LTD., CLASS A(b)	51,104	47,532
1,300	AXIS CAPITAL HOLDINGS LTD.(c)	43,361	71,214
204,139	BANK OF AMERICA CORP.	3,189,540	5,632,195
13,901	BANK OF NEW YORK MELLON (THE) CORP.	390,433	701,027
7,900	BB&T CORP.	173,879	367,587
27,906	BERKSHIRE HATHAWAY, INC., CLASS B(b)	3,620,611	5,606,036
620	CANNAE HOLDINGS, INC.(b)	2,893	15,041
24,243	CAPITAL ONE FINANCIAL CORP.	1,570,239	1,980,411
17,900	CHARLES SCHWAB (THE) CORP.	156,088	765,404
6,250	CHUBB LTD.(c)	587,621	875,500
47,842	CITIGROUP, INC.	2,692,501	2,976,729
2,058	CME GROUP, INC.	219,513	338,706
6,152	COMERICA, INC.	495,816	451,065
500	CREDIT ACCEPTANCE CORP.(b)	86,421	225,965
18,084	DISCOVER FINANCIAL SERVICES	813,653	1,286,857
10,182	E*TRADE FINANCIAL CORP.	276,402	472,750
469	FAIRFAX FINANCIAL HOLDINGS LTD.(c)	86,576	218,137
1,863	FIDELITY NATIONAL FINANCIAL, INC.	15,560	68,093
125,445	FIFTH THIRD BANCORP	3,255,434	3,163,723
400	FIRST CITIZENS BANCSHARES, INC., CLASS A	57,523	162,880
30,500	FIRST HORIZON NATIONAL CORP.	193,065	426,390
50,724	FRANKLIN RESOURCES, INC.	1,511,231	1,680,993
8,500	GOLDMAN SACHS GROUP (THE), INC.	723,237	1,631,915
3,000	HANOVER INSURANCE GROUP (THE), INC.	215,948	342,510
13,313	HARTFORD FINANCIAL SERVICES GROUP (THE), INC.	484,903	661,922
43,648	HUNTINGTON BANCSHARES, INC.	258,761	553,457
505	INTERCONTINENTAL EXCHANGE, INC.	12,819	38,451
2,700	INVESCO LTD.	32,171	52,137
15,903	JANUS HENDERSON GROUP PLC(c)	222,792	397,257
1,223	JEFFERIES FINANCIAL GROUP, INC.	30,977	22,980
78,843	JPMORGAN CHASE & CO.	3,247,044	7,981,277
8,987	KEYCORP	74,568	141,545
3,752	LEGG MASON, INC.	52,584	102,692
1,100	LINCOLN NATIONAL CORP.	22,715	64,570
200	MARKEL CORP.(b)	67,789	199,248
5,684	MARSH & MCLENNAN COS., INC.	240,120	533,728
1,300	MERCURY GENERAL CORP.	38,019	65,091
6,916	METLIFE, INC.	269,620	294,414
2,200	MOODY’S CORP.	77,502	398,398
16,800	MORGAN STANLEY	240,305	708,960
3,900	MSCI, INC.	124,722	775,476
5,900	NASDAQ, INC.	240,309	516,191
153	NAVIENT CORP.	930	1,770
1,700	NEW RESIDENTIAL INVESTMENT CORP.	24,171	28,747
4,539	PACWEST BANCORP	65,912	170,712

4	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
March 31, 2019 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Financials (Cont’d):
9,025	PNC FINANCIAL SERVICES GROUP (THE), INC.	$331,251	1,107,006
11,354	POPULAR, INC.	566,301	591,884
5,628	PRINCIPAL FINANCIAL GROUP, INC.	175,248	282,469
24,279	PROGRESSIVE (THE) CORP.	736,170	1,750,273
8,100	PRUDENTIAL FINANCIAL, INC.	246,520	744,228
17,302	REGIONS FINANCIAL CORP.	116,601	244,823
8,587	REINSURANCE GROUP OF AMERICA, INC.	1,074,826	1,219,182
800	RENAISSANCERE HOLDINGS LTD.(c)	81,779	114,800
3,151	ROYAL BANK OF CANADA(c)	75,538	238,058
735	S&P GLOBAL, INC.	24,183	154,754
7,500	SEI INVESTMENTS CO.	108,537	391,875
10,100	SLM CORP.	36,679	100,091
5,825	SUNTRUST BANKS, INC.	141,999	345,131
4,737	SYNCHRONY FINANCIAL	128,601	151,110
3,657	SYNOVUS FINANCIAL CORP.	49,372	125,654
3,549	T. ROWE PRICE GROUP, INC.	106,978	355,326
5,800	TCF FINANCIAL CORP.	51,852	120,002
2,600	TFS FINANCIAL CORP.	25,038	42,822
2,468	TORCHMARK CORP.	145,321	202,253
6,468	TRAVELERS (THE) COS., INC.	490,381	887,151
18,335	US BANCORP	353,553	883,564
3,955	VOYA FINANCIAL, INC.	204,782	197,592
6,106	W.R. BERKLEY CORP.	273,043	517,300
1,800	WASHINGTON FEDERAL, INC.	23,535	52,002
59,683	WELLS FARGO & CO.	748,258	2,883,883
1,704	WILLIS TOWERS WATSON PLC(c)	291,055	299,308
4,014	ZIONS BANCORPORATION	106,804	182,276
		41,193,622	69,601,124	13.88%
Health Care:
17,947	ABBOTT LABORATORIES	653,641	1,434,683
12,935	ABBVIE, INC.	238,839	1,042,432
1,000	ACADIA HEALTHCARE CO., INC.(b)	25,720	29,310
4,120	AGILENT TECHNOLOGIES, INC.	181,587	331,166
1,100	ALEXION PHARMACEUTICALS, INC.(b)	21,299	148,698
737	ALIGN TECHNOLOGY, INC.(b)	64,241	209,551
800	ALKERMES PLC(b)(c)	23,616	29,192
4,059	ALLERGAN PLC	122,337	594,278
7,200	AMERISOURCEBERGEN CORP.	115,968	572,544
26,315	AMGEN, INC.	4,915,917	4,999,324
11,107	ANTHEM, INC.	1,476,114	3,187,487
193	AVANOS MEDICAL, INC.(b)	3,014	8,237
8,439	BAXTER INTERNATIONAL, INC.	397,601	686,175
3,965	BECTON DICKINSON AND CO.	492,312	990,179
5,388	BIOGEN, INC.(b)	1,520,514	1,273,615
400	BIOMARIN PHARMACEUTICAL, INC.(b)	34,064	35,532
1,000	BLUEBIRD BIO, INC.(b)	120,239	157,330
32,800	BOSTON SCIENTIFIC CORP.(b)	182,160	1,258,864
18,300	BRISTOL-MYERS SQUIBB CO.	420,955	873,093
2,145	BRUKER CORP.	43,219	82,454
500	CANTEL MEDICAL CORP.	37,230	33,445
4,706	CARDINAL HEALTH, INC.	224,605	226,594
7,980	CELGENE CORP.(b)	358,266	752,833
17,186	CENTENE CORP.(b)	622,291	912,577
3,600	CERNER CORP.(b)	40,604	205,956
2,606	CHARLES RIVER LABORATORIES INTERNATIONAL, INC.(b)	376,011	378,522
7,842	CIGNA CORP.	248,734	1,261,261
200	COOPER (THE) COS., INC.	50,902	59,234
1,520	COVETRUS, INC.(b)	18,619	48,412
7,625	CVS HEALTH CORP.	236,748	411,216
12,529	DANAHER CORP.	311,047	1,654,079
2,850	DAVITA, INC.(b)	21,812	154,727
5,632	DENTSPLY SIRONA, INC.	152,472	279,291
1,500	DEXCOM, INC.(b)	87,311	178,650
9,526	EDWARDS LIFESCIENCES CORP.(b)	248,804	1,822,610
23,155	ELI LILLY & CO.	1,974,800	3,004,593
1,400	EXACT SCIENCES CORP.(b)	111,825	121,268
71,866	EXELIXIS, INC.(b)	1,516,732	1,710,411

5	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
March 31, 2019 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Health Care (Cont’d):
26,220	GILEAD SCIENCES, INC.	$211,089	1,704,562
16,690	HCA HEALTHCARE, INC.	2,190,483	2,176,042
3,800	HENRY SCHEIN, INC.(b)	67,547	228,418
6,608	HOLOGIC, INC.(b)	92,603	319,827
2,933	HUMANA, INC.	727,337	780,178
200	ICU MEDICAL, INC.(b)	45,928	47,866
2,299	IDEXX LABORATORIES, INC.(b)	98,745	514,056
2,300	ILLUMINA, INC.(b)	98,233	714,587
1,900	INCYTE CORP.(b)	120,835	163,419
900	INSULET CORP.(b)	71,397	85,581
6,500	INTERCEPT PHARMACEUTICALS, INC.(b)	416,369	727,090
462	INTUITIVE SURGICAL, INC.(b)	100,629	263,608
9,650	IONIS PHARMACEUTICALS, INC.(b)	738,308	783,291
5,314	IQVIA HOLDINGS, INC.(b)	558,261	764,419
1,980	JAZZ PHARMACEUTICALS PLC(b)(c)	246,791	283,041
22,372	JOHNSON & JOHNSON	1,280,869	3,127,382
842	LABORATORY CORP. OF AMERICA HOLDINGS(b)	53,269	128,809
1,475	MASIMO CORP.(b)	195,252	203,963
5,700	MCKESSON CORP.	202,596	667,242
6,101	MEDNAX, INC.(b)	186,694	165,764
9,400	MEDTRONIC PLC(c)	790,465	856,152
90,623	MERCK & CO., INC.	4,436,670	7,537,115
1,317	METTLER-TOLEDO INTERNATIONAL, INC.(b)	123,051	952,191
5,838	MOLINA HEALTHCARE, INC.(b)	822,603	828,762
3,383	MYLAN N.V.(b)	104,335	95,874
1,700	NEKTAR THERAPEUTICS(b)	55,892	57,120
300	PENUMBRA, INC.(b)	36,663	44,103
113,557	PFIZER, INC.	3,026,782	4,822,766
6,204	PRA HEALTH SCIENCES, INC.(b)	615,139	684,239
1,962	QUEST DIAGNOSTICS, INC.	157,891	176,423
4,791	RESMED, INC.	129,046	498,120
400	SAGE THERAPEUTICS, INC.(b)	42,354	63,620
8,751	STERIS PLC(b)	993,359	1,120,391
1,800	TELEFLEX, INC.	195,858	543,888
10,889	THERMO FISHER SCIENTIFIC, INC.	1,123,966	2,980,537
3,117	UNITED THERAPEUTICS CORP.(b)	375,950	365,842
13,546	UNITEDHEALTH GROUP, INC.	1,342,430	3,349,384
13,492	UNIVERSAL HEALTH SERVICES, INC., CLASS B	1,494,071	1,804,825
1,880	VAREX IMAGING CORP.(b)	19,829	63,694
5,199	VARIAN MEDICAL SYSTEMS, INC.(b)	193,000	736,802
499	VEEVA SYSTEMS, INC., CLASS A(b)	19,015	63,303
900	VERTEX PHARMACEUTICALS, INC.(b)	22,442	165,555
2,600	WATERS CORP.(b)	60,997	654,446
3,858	WELLCARE HEALTH PLANS, INC.(b)	1,198,271	1,040,696
4,304	ZIMMER BIOMET HOLDINGS, INC.	233,961	549,621
9,420	ZOETIS, INC.	809,953	948,311
		43,819,398	76,012,748	15.16%
Industrials:
6,987	3M CO.	417,187	1,451,759
923	ACCO BRANDS CORP.	3,137	7,901
300	ACUITY BRANDS, INC.	34,488	36,003
4,642	AGCO CORP.	225,963	322,851
900	AIR LEASE CORP.	17,685	30,915
1,533	ALLEGION PLC(c)	40,913	139,058
400	AMERCO	120,202	148,604
1,700	AMERICAN AIRLINES GROUP, INC.	67,419	53,992
9,380	AMETEK, INC.	388,209	778,259
10,593	BOEING (THE) CO.	983,694	4,040,382
3,705	BWX TECHNOLOGIES, INC.	124,445	183,694
2,996	CARLISLE COS., INC.	114,358	367,369
10,504	CATERPILLAR, INC.	272,491	1,423,187
3,200	CINTAS CORP.	258,101	646,752
5,739	CRANE CO.	189,222	485,634
3,724	CSX CORP.	136,592	278,630
4,932	CUMMINS, INC.	518,505	778,615
7,300	DEERE & CO.	199,160	1,166,832
30,246	DELTA AIR LINES, INC.	1,162,773	1,562,206

6	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
March 31, 2019 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Industrials (Cont’d):
24,630	DOVER CORP.	$1,980,175	2,310,294
16,254	EATON CORP. PLC	518,356	1,309,422
2,280	EXPEDITORS INTERNATIONAL OF WASHINGTON, INC.	112,692	173,052
5,753	FEDEX CORP.	113,466	1,043,652
782	FLUOR CORP.	10,432	28,778
3,953	FORTIVE CORP.	71,279	331,617
4,300	FORTUNE BRANDS HOME & SECURITY, INC.	33,889	204,723
1,400	GATX CORP.	24,276	106,918
2,828	GENERAL DYNAMICS CORP.	423,356	478,724
94,400	GENERAL ELECTRIC CO.	715,085	943,056
2,400	HARRIS CORP.	155,251	383,304
875	HEICO CORP.	61,334	83,011
2,156	HEICO CORP., CLASS A	109,365	181,233
360	HERC HOLDINGS, INC.(b)	5,808	14,033
9,188	HONEYWELL INTERNATIONAL, INC.	265,803	1,460,157
1,200	HUBBELL, INC.	43,310	141,576
885	HUNTINGTON INGALLS INDUSTRIES, INC.	73,903	183,372
2,271	IDEX CORP.	140,770	344,602
4,824	ILLINOIS TOOL WORKS, INC.	155,812	692,389
10,505	INGERSOLL-RAND PLC	631,190	1,134,015
1,468	JACOBS ENGINEERING GROUP, INC.	29,713	110,379
2,100	JB HUNT TRANSPORT SERVICES, INC.	40,530	212,709
13,203	JETBLUE AIRWAYS CORP.(b)	81,151	216,001
859	JOHNSON CONTROLS INTERNATIONAL PLC	16,341	31,731
2,100	KANSAS CITY SOUTHERN	33,548	243,558
1,596	L3 TECHNOLOGIES, INC.	122,430	329,366
5,697	LENNOX INTERNATIONAL, INC.	1,235,207	1,506,287
1,400	LINCOLN ELECTRIC HOLDINGS, INC.	28,970	117,418
1,684	LOCKHEED MARTIN CORP.	232,821	505,469
1,200	MANITOWOC (THE) CO., INC.(b)	10,053	19,692
2,475	MANPOWERGROUP, INC.	81,957	204,658
15,263	MASCO CORP.	139,724	599,988
200	MIDDLEBY (THE) CORP.(b)	20,548	26,006
4,000	NIELSEN HOLDINGS PLC	108,568	94,680
577	NORDSON CORP.	57,299	76,464
5,602	NORFOLK SOUTHERN CORP.	198,534	1,046,958
5,973	NORTHROP GRUMMAN CORP.	516,333	1,610,321
2,519	NVENT ELECTRIC PLC(c)	24,113	67,963
7,480	OSHKOSH CORP.	303,782	561,972
1,100	OWENS CORNING	22,578	51,832
9,067	PACCAR, INC.	128,927	617,825
4,628	PARKER-HANNIFIN CORP.	350,966	794,257
2,519	PENTAIR PLC(c)	49,295	112,121
4,100	QUANTA SERVICES, INC.	52,132	154,734
3,198	RAYTHEON CO.	164,018	582,292
14,185	REPUBLIC SERVICES, INC.	880,819	1,140,190
1,531	RESIDEO TECHNOLOGIES, INC.(b)	8,723	29,533
508	ROBERT HALF INTERNATIONAL, INC.	33,731	33,101
10,181	ROCKWELL AUTOMATION, INC.	797,459	1,786,358
2,580	ROLLINS, INC.	67,194	107,380
700	ROPER TECHNOLOGIES, INC.	94,317	239,379
4,526	SCHNEIDER NATIONAL, INC., CLASS B	98,821	95,272
2,015	SNAP-ON, INC.	191,097	315,388
19,364	SOUTHWEST AIRLINES CO.	628,876	1,005,185
17,499	SPIRIT AEROSYSTEMS HOLDINGS, INC., CLASS A	1,213,853	1,601,683
2,557	STANLEY BLACK & DECKER, INC.	72,048	348,187
600	STERICYCLE, INC.(b)	18,858	32,652
38,114	TEXTRON, INC.	2,124,892	1,930,855
5,162	TIMKEN (THE) CO.	171,352	225,166
1,596	TORO (THE) CO.	76,510	109,869
500	TRANSDIGM GROUP, INC.(b)	176,409	226,995
10,043	UNION PACIFIC CORP.	160,166	1,679,190
4,447	UNITED CONTINENTAL HOLDINGS, INC.(b)	249,292	354,782
3,540	UNITED PARCEL SERVICE, INC., CLASS B	166,527	395,560
3,258	UNITED RENTALS, INC.(b)	257,460	372,226
11,340	UNITED TECHNOLOGIES CORP.	444,920	1,461,613
2,240	USG CORP.	56,933	96,992

7	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
March 31, 2019 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Industrials (Cont’d):
2,308	VERISK ANALYTICS, INC.	$276,051	306,964
180	VERITIV CORP.(b)	1,653	4,738
700	W.W. GRAINGER, INC.	30,601	210,651
266	WABCO HOLDINGS, INC.(b)	4,077	35,067
1,707	WABTEC CORP.	60,644	125,840
975	WASTE CONNECTIONS, INC.	42,575	86,375
26,746	WASTE MANAGEMENT, INC.	1,728,843	2,779,177
4,800	WELBILT, INC.(b)	37,515	78,624
1,600	XYLEM, INC.	30,618	126,464
		25,172,468	52,686,708	10.51%
Information Technology:
4,949	ACCENTURE PLC, CLASS A(c)	304,426	871,123
11,389	ADOBE, INC.(b)	1,023,262	3,035,055
10,700	ADVANCED MICRO DEVICES, INC.(b)	115,242	273,064
10,882	AKAMAI TECHNOLOGIES, INC.(b)	536,893	780,348
1,600	ALLIANCE DATA SYSTEMS CORP.	75,650	279,968
4,065	AMDOCS LTD.	200,086	219,957
400	AMPHENOL CORP., CLASS A	35,916	37,776
8,600	ANALOG DEVICES, INC.	120,368	905,322
2,736	ANSYS, INC.(b)	217,083	499,895
67,723	APPLE, INC.	3,319,688	12,863,984
16,708	APPLIED MATERIALS, INC.	370,025	662,639
1,109	ARISTA NETWORKS, INC.(b)	215,910	348,736
4,877	ARROW ELECTRONICS, INC.(b)	267,343	375,822
1,300	ATLASSIAN CORP. PLC, CLASS A(b)(c)	116,368	146,107
2,586	AUTODESK, INC.(b)	163,995	402,951
6,766	AUTOMATIC DATA PROCESSING, INC.	361,211	1,080,801
7,371	BLACK KNIGHT, INC.(b)	272,636	401,719
9,493	BOOZ ALLEN HAMILTON HOLDING CORP.	296,190	551,923
5,291	BROADCOM, INC.	497,844	1,591,057
3,413	BROADRIDGE FINANCIAL SOLUTIONS, INC.	106,898	353,894
17,546	CADENCE DESIGN SYSTEMS, INC.(b)	530,549	1,114,346
15,668	CDK GLOBAL, INC.	857,169	921,592
7,000	CDW CORP.	292,424	674,590
100,134	CISCO SYSTEMS, INC.	2,064,552	5,406,235
24,963	CITRIX SYSTEMS, INC.	2,461,653	2,487,813
10,090	COGNEX CORP.	458,211	513,177
8,100	COGNIZANT TECHNOLOGY SOLUTIONS CORP., CLASS A	70,914	586,845
400	COHERENT, INC.(b)	51,825	56,688
6,700	CORELOGIC, INC.(b)	76,313	249,642
37,902	CORNING, INC.	669,468	1,254,556
2,700	CYPRESS SEMICONDUCTOR CORP.	3,261	40,284
1,635	DELL TECHNOLOGIES, INC., CLASS C(b)	75,203	95,958
700	DOCUSIGN, INC.(b)	29,771	36,288
2,000	DOLBY LABORATORIES, INC., CLASS A	43,420	125,940
33,507	DXC TECHNOLOGY CO.	2,362,998	2,154,835
1,640	ECHOSTAR CORP., CLASS A(b)	25,986	59,778
400	ELASTIC N.V.(b)	28,596	31,948
300	EURONET WORLDWIDE, INC.(b)	25,458	42,777
5,424	F5 NETWORKS, INC.(b)	745,303	851,188
11,102	FIDELITY NATIONAL INFORMATION SERVICES, INC.	388,684	1,255,636
1,000	FIRST SOLAR, INC.(b)	46,410	52,840
9,784	FISERV, INC.(b)	172,685	863,732
1,579	FLEETCOR TECHNOLOGIES, INC.(b)	367,833	389,366
25,671	FORTINET, INC.(b)	1,690,431	2,155,594
200	GARTNER, INC.(b)	25,570	30,336
3,800	GLOBAL PAYMENTS, INC.	113,707	518,776
1,700	GODADDY, INC., CLASS A(b)	98,073	127,823
18,800	HEWLETT PACKARD ENTERPRISE CO.	102,062	290,084
27,110	HP, INC.	537,314	526,747
64,628	INTEL CORP.	374,306	3,470,524
4,878	INTERNATIONAL BUSINESS MACHINES CORP.	495,522	688,286
11,087	INTUIT, INC.	1,217,652	2,898,253
2,747	IPG PHOTONICS CORP.(b)	257,350	416,940
19,128	KEYSIGHT TECHNOLOGIES, INC.(b)	1,166,491	1,667,962
6,255	LAM RESEARCH CORP.	264,319	1,119,708
1,047	LEIDOS HOLDINGS, INC.	45,558	67,102

8	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
March 31, 2019 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Information Technology (Cont’d):
827	LOGMEIN, INC.	$17,893	66,243
3,770	MARVELL TECHNOLOGY GROUP LTD.	20,234	74,985
10,355	MASTERCARD, INC., CLASS A	1,271,715	2,438,085
2,581	MICRO FOCUS INTERNATIONAL PLC ADR(c)(d)	76,191	66,564
4,200	MICROCHIP TECHNOLOGY, INC.	38,962	348,432
80,144	MICRON TECHNOLOGY, INC.(b)	2,373,370	3,312,351
113,644	MICROSOFT CORP.	3,818,453	13,403,173
500	MKS INSTRUMENTS, INC.	32,310	46,525
11,445	NETAPP, INC.	876,626	793,596
1,500	NUTANIX, INC., CLASS A(b)	63,843	56,610
8,908	NVIDIA CORP.	173,979	1,599,520
20,334	NXP SEMICONDUCTORS N.V.(c)	1,796,276	1,797,322
1,100	OKTA, INC.(b)	68,912	91,003
20,654	ON SEMICONDUCTOR CORP.(b)	456,660	424,853
23,173	ORACLE CORP.	1,172,407	1,244,622
2,800	PALO ALTO NETWORKS, INC.(b)	116,508	680,064
1,952	PAYCHEX, INC.	139,107	156,550
1,767	PAYCOM SOFTWARE, INC.(b)	256,843	334,193
11,100	PAYPAL HOLDINGS, INC.(b)	612,266	1,152,624
907	PERSPECTA, INC.	8,504	18,340
600	PROOFPOINT, INC.(b)	56,232	72,858
2,700	PTC, INC.(b)	107,547	248,886
2,400	PURE STORAGE, INC., CLASS A(b)	43,850	52,296
6,200	QUALCOMM, INC.	70,364	353,586
4,950	RED HAT, INC.(b)	195,072	904,365
800	RINGCENTRAL, INC., CLASS A(b)	67,416	86,240
3,100	SABRE CORP.	62,820	66,309
7,600	SALESFORCE.COM, INC.(b)	86,710	1,203,612
58,307	SEAGATE TECHNOLOGY PLC	2,073,975	2,792,322
2,100	SERVICENOW, INC.(b)	273,110	517,629
300	SKYWORKS SOLUTIONS, INC.	22,041	24,744
500	SPLUNK, INC.(b)	40,835	62,300
3,300	SQUARE, INC., CLASS A(b)	131,052	247,236
13,808	SS&C TECHNOLOGIES HOLDINGS, INC.	704,874	879,431
5,100	SWITCH, INC., CLASS A	38,659	52,581
18,466	SYMANTEC CORP.	162,843	424,533
4,400	SYNOPSYS, INC.(b)	172,415	506,660
700	TABLEAU SOFTWARE, INC., CLASS A(b)	61,023	89,096
4,600	TERADYNE, INC.	82,730	183,264
28,440	TEXAS INSTRUMENTS, INC.	952,040	3,016,631
6,925	TOTAL SYSTEM SERVICES, INC.	485,149	657,944
7,720	TRIMBLE, INC.(b)	113,413	311,888
1,656	UBIQUITI NETWORKS, INC.	222,913	247,920
400	UNIVERSAL DISPLAY CORP.	38,280	61,140
200	VERISIGN, INC.(b)	23,200	36,312
787	VERSUM MATERIALS, INC.	4,722	39,594
29,927	VISA, INC., CLASS A	1,311,974	4,674,298
7,800	VISHAY INTERTECHNOLOGY, INC.	48,931	144,066
5,192	VMWARE, INC., CLASS A	371,221	937,208
6,045	WESTERN DIGITAL CORP.	99,733	290,523
66,286	WESTERN UNION (THE) CO.	1,266,861	1,224,302
300	WEX, INC.(b)	41,025	57,597
1,700	WORKDAY, INC., CLASS A(b)	254,727	327,845
2,000	WORLDPAY, INC., CLASS A(b)	149,775	227,000
6,750	XILINX, INC.	47,180	855,832
2,795	ZEBRA TECHNOLOGIES CORP., CLASS A(b)	414,834	585,636
1,300	ZENDESK, INC.(b)	79,215	110,500
		50,623,895	109,606,169	21.86%
Materials:
1,575	AIR PRODUCTS & CHEMICALS, INC.	57,863	300,762
1,300	ALBEMARLE CORP.	29,152	106,574
700	ASHLAND GLOBAL HOLDINGS, INC.	12,006	54,691
3,165	AVERY DENNISON CORP.	207,899	357,645
2,592	BALL CORP.	140,020	149,973
2,700	BEMIS CO., INC.	60,200	149,796
817	BERRY GLOBAL GROUP, INC.(b)	30,641	44,012
2,695	CELANESE CORP.	166,690	265,754

9	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
March 31, 2019 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Materials (Cont’d):
3,100	CF INDUSTRIES HOLDINGS, INC.	$129,445	126,728
2,400	CHEMOURS (THE) CO.	69,007	89,184
1,800	CROWN HOLDINGS, INC.(b)	57,831	98,226
21,787	DOWDUPONT, INC.	448,719	1,161,465
3,000	EASTMAN CHEMICAL CO.	58,011	227,640
3,891	ECOLAB, INC.	133,579	686,917
4,400	ELEMENT SOLUTIONS, INC.(b)	42,294	44,440
59,863	FREEPORT-MCMORAN, INC.	597,762	771,634
238	INTERNATIONAL FLAVORS & FRAGRANCES, INC.	5,120	30,652
19,005	INTERNATIONAL PAPER CO.	585,690	879,361
5,750	LINDE PLC(c)	934,193	1,011,598
30,476	LYONDELLBASELL INDUSTRIES N.V., CLASS A	2,714,014	2,562,422
700	MARTIN MARIETTA MATERIALS, INC.	27,965	140,826
3,200	MOSAIC (THE) CO.	54,200	87,392
7,400	NEWMONT MINING CORP.	136,530	264,698
5,844	NUCOR CORP.	99,313	340,997
3,100	OLIN CORP.	65,390	71,734
3,245	PACKAGING CORP. OF AMERICA	133,051	322,488
5,972	PPG INDUSTRIES, INC.	140,079	674,060
6,625	RELIANCE STEEL & ALUMINUM CO.	325,929	597,973
600	ROYAL GOLD, INC.	22,314	54,558
2,400	RPM INTERNATIONAL, INC.	24,657	139,296
500	SCOTTS MIRACLE-GRO (THE) CO.	37,765	39,290
1,400	SEALED AIR CORP.	24,528	64,484
857	SHERWIN-WILLIAMS (THE) CO.	41,646	369,118
3,600	SONOCO PRODUCTS CO.	74,519	221,508
3,234	SOUTHERN COPPER CORP.(c)	38,445	128,325
29,260	STEEL DYNAMICS, INC.	794,245	1,032,000
4,392	VALVOLINE, INC.	24,184	81,516
2,100	VULCAN MATERIALS CO.	63,441	248,640
2,242	WESTROCK CO.	24,357	85,981
		8,632,694	14,084,358	2.81%
Real Estate:
2,100	ALEXANDRIA REAL ESTATE EQUITIES, INC.	106,268	299,376
2,850	AMERICAN TOWER CORP.	173,697	561,621
3,630	APARTMENT INVESTMENT & MANAGEMENT CO., CLASS A	44,984	182,530
1,734	AVALONBAY COMMUNITIES, INC.	193,548	348,066
3,388	BOSTON PROPERTIES, INC.	171,468	453,585
2,600	BRANDYWINE REALTY TRUST	28,067	41,236
900	CAMDEN PROPERTY TRUST	24,065	91,350
67,900	COLONY CAPITAL, INC.	414,913	361,228
1,545	CORECIVIC, INC.	22,235	30,050
500	CORESITE REALTY CORP.	43,620	53,510
4,700	CROWN CASTLE INTERNATIONAL CORP.	196,699	601,600
500	DIGITAL REALTY TRUST, INC.	26,905	59,500
5,200	DOUGLAS EMMETT, INC.	46,837	210,184
1,700	DUKE REALTY CORP.	28,435	51,986
845	EQUINIX, INC.	65,492	382,920
800	EQUITY LIFESTYLE PROPERTIES, INC.	26,751	91,440
5,416	EQUITY RESIDENTIAL	174,162	407,933
875	ESSEX PROPERTY TRUST, INC.	116,032	253,085
1,500	EXTRA SPACE STORAGE, INC.	130,992	152,865
900	FEDERAL REALTY INVESTMENT TRUST	48,326	124,065
1,046	FOUR CORNERS PROPERTY TRUST, INC.	8,956	30,962
7,000	HCP, INC.	75,334	219,100
1,800	HOSPITALITY PROPERTIES TRUST	23,171	47,358
12,222	HOST HOTELS & RESORTS, INC.	93,479	230,996
678	HOWARD HUGHES (THE) CORP.(b)	20,502	74,580
700	JBG SMITH PROPERTIES	17,888	28,945
700	JONES LANG LASALLE, INC.	39,951	107,926
6,601	KIMCO REALTY CORP.	67,342	122,119
3,900	LAMAR ADVERTISING CO., CLASS A	43,876	309,114
1,100	LIBERTY PROPERTY TRUST	23,353	53,262
600	LIFE STORAGE, INC.	48,970	58,362
5,123	MACERICH (THE) CO.	114,249	222,082
1,800	MID-AMERICA APARTMENT COMMUNITIES, INC.	132,698	196,794
800	OMEGA HEALTHCARE INVESTORS, INC.	26,318	30,520

10	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
March 31, 2019 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Real Estate (Cont’d):
10,169	PROLOGIS, INC.	$257,893	731,660
1,424	PUBLIC STORAGE	135,843	310,119
6,972	RAYONIER, INC.	74,591	219,757
2,700	REALTY INCOME CORP.	56,325	198,612
3,900	REGENCY CENTERS CORP.	85,344	263,211
9,800	RETAIL PROPERTIES OF AMERICA, INC., CLASS A	81,442	119,462
1,224	RETAIL VALUE, INC.	32,896	38,152
2,100	SBA COMMUNICATIONS CORP.(b)	214,169	419,286
2,194	SIMON PROPERTY GROUP, INC.	112,564	399,769
1,900	SL GREEN REALTY CORP.	58,204	170,848
2,800	STORE CAPITAL CORP.	73,379	93,800
1,100	SUN COMMUNITIES, INC.	84,101	130,372
2,100	TAUBMAN CENTERS, INC.	53,754	111,048
4,100	UDR, INC.	64,469	186,386
1,300	URBAN EDGE PROPERTIES	18,730	24,700
3,527	VENTAS, INC.	150,097	225,058
800	VORNADO REALTY TRUST	29,237	53,952
1,715	WASHINGTON PRIME GROUP, INC.	8,005	9,690
2,100	WEINGARTEN REALTY INVESTORS	29,916	61,677
4,600	WELLTOWER, INC.	273,411	356,960
5,416	WEYERHAEUSER CO.	75,648	142,657
		4,789,601	10,757,426	2.15%
Utilities:
3,000	AES CORP.	32,870	54,240
2,000	ALLIANT ENERGY CORP.	24,835	94,260
1,600	AMEREN CORP.	40,872	117,680
8,554	AMERICAN ELECTRIC POWER CO., INC.	477,380	716,398
1,735	AQUA AMERICA, INC.	22,973	63,223
13,200	AVANGRID, INC.	502,113	664,620
5,800	CENTERPOINT ENERGY, INC.	66,308	178,060
13,300	CMS ENERGY CORP.	259,708	738,682
7,775	CONSOLIDATED EDISON, INC.	539,780	659,398
12,073	DOMINION ENERGY, INC.	450,978	925,516
6,243	DTE ENERGY CO.	510,391	778,752
14,004	DUKE ENERGY CORP.	721,544	1,260,360
8,325	EDISON INTERNATIONAL	179,967	515,484
3,164	ENTERGY CORP.	68,368	302,573
2,974	EVERGY, INC.	67,407	172,641
4,961	EVERSOURCE ENERGY	125,492	351,983
38,749	EXELON CORP.	1,463,785	1,942,487
5,500	FIRSTENERGY CORP.	176,693	228,855
900	NATIONAL FUEL GAS CO.	20,790	54,864
4,400	NEXTERA ENERGY, INC.	204,691	850,608
6,900	NISOURCE, INC.	43,973	197,754
1,200	NRG ENERGY, INC.	33,083	50,976
14,491	OGE ENERGY CORP.	421,639	624,852
7,176	PINNACLE WEST CAPITAL CORP.	498,834	685,882
700	PPL CORP.	10,384	22,218
1,200	PUBLIC SERVICE ENTERPRISE GROUP, INC.	51,552	71,292
3,200	SEMPRA ENERGY	174,758	402,752
8,600	SOUTHERN (THE) CO.	176,010	444,448
5,426	UGI CORP.	80,112	300,709
1,600	WEC ENERGY GROUP, INC.	91,440	126,528
968	XCEL ENERGY, INC.	36,241	54,411
		7,574,971	13,652,506	2.72%
	Sub-total Common Stocks:	262,875,955	500,348,496	99.78%
Short-Term Investments:
1,296,611	NORTHERN INSTITUTIONAL FUNDS - U.S. GOVERNMENT SELECT PORTFOLIO, 2.28%(e)	1,296,611	1,296,611
	Sub-total Short-Term Investments:	1,296,611	1,296,611	0.26%
	Grand total	$264,172,566	501,645,107	100.04%

11	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
March 31, 2019 (unaudited)

Notes to Schedule of Investments:

(a)	Investments in U.S. and foreign equity securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market where the securities are traded. Foreign security values are stated in U.S. dollars.
(b)	Non-income producing assets.
(c)	Foreign security values are stated in U.S. dollars. As of March 31, 2019, the value of foreign stocks or depositary receipts of companies based outside of the United States represented 2.67% of net assets.
(d)	Securities are American Depositary Receipts of companies based outside of the United States representing 0.01% of net assets as of March 31, 2019.
(e)	The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds. At December 31, 2018, the value of the Clearwater Core Equity Fund’s investment in the U.S. Government Select Portfolio of the Northern Institutional Funds was $4,473,835 with net sales of $3,177,224 during the three months ended March 31, 2019.

12	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
March 31, 2019 (unaudited)

Fair value is an estimate of the price the Clearwater Core Equity Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market for the security. This guidance establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Clearwater Core Equity Fund’s investments, as described below. These inputs are summarized in the three broad levels listed below.

●	Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

●	Level 2 – Other significant observable inputs including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc. or quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data are also considered Level 2 measurements. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

●	Level 3 – Valuations based on unobservable inputs, which may include the Adviser’s own assumptions in determining the fair value of an investment.

Investments in U.S. and foreign equity securities, master limited partnerships and rights are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which such securities are traded, with foreign security values stated in U.S. dollars. Equity securities which have not traded on the date of valuation or securities for which sales prices are not generally reported are valued at the mean between the last bid and asked prices. Security transactions are accounted for as of trade date. Wherever possible, the Clearwater Core Equity Fund uses independent pricing services approved by the Board of Trustees of Clearwater Investment Trust to value its investments. When prices are not readily available (including those for which trading has been suspended), are determined not to reflect fair value, or when the Adviser becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, the Clearwater Core Equity Fund may value these securities at fair value as determined in good faith using procedures established by the Board of Trustees.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following is a summary of the inputs used in valuing the Clearwater Core Equity Fund’s investments and other financial instruments, if any, which are carried at fair value, as of March 31, 2019.

On August 28, 2018, the FASB issued Accounting Standards Update (ASU) 2018-13, “Disclosure Framework -- Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC 820. The amendments of ASU 2018-13 include new, eliminated, and modified disclosure requirements of ASC 820. In addition, the amendments clarify that materiality is an appropriate consideration of entities when evaluating disclosure requirements. The ASU is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted for any eliminated or modified disclosures upon issuance of this ASU. The Fund has early adopted ASU 2018-13 for the period ended March 31, 2019.

	Level 1	Level 2	Level 3	Total

Common Stocks	$500,348,496	$—	$—	$500,348,496
Short-Term Investments	1,296,611	—	—	1,296,611
Total	$501,645,107	$—	$—	$501,645,107

For the Clearwater Core Equity Fund, 100% of the investment value is comprised of equity securities and short-term investments. See the Clearwater Core Equity Fund’s Schedule of Investments for industry classification. Investments in equity and short-term securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market where they are traded.

13	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
March 31, 2019 (unaudited)

Clearwater Core Equity Fund Portfolio Diversification
(as a percentage of net assets)

14	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Companies Fund
March 31, 2019 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Common Stocks:
Communication Services:
105,918	ALASKA COMMUNICATIONS SYSTEMS GROUP, INC.(b)	$195,049	203,363
5,089	HEMISPHERE MEDIA GROUP, INC.(b)	70,598	71,755
168,263	MARCHEX, INC., CLASS B(b)	479,122	795,884
39,446	READING INTERNATIONAL, INC., CLASS A(b)	604,016	629,558
4,280	SAGA COMMUNICATIONS, INC., CLASS A	143,296	142,053
5,454	SALEM MEDIA GROUP, INC., CLASS A	14,385	13,935
		1,506,466	1,856,548	0.55%
Consumer Discretionary:
223,043	BBX CAPITAL CORP.	1,538,296	1,320,415
38,224	BLUEGREEN VACATIONS CORP.(c)	605,729	568,009
85,428	CALLAWAY GOLF CO.	1,386,143	1,360,868
66,954	CARRIAGE SERVICES, INC.	1,488,112	1,288,864
19,631	CENTURY CASINOS, INC.(b)	167,422	177,857
16,463	CHILDREN’S PLACE (THE), INC.	1,807,418	1,601,521
282,097	CLARUS CORP.	1,759,123	3,613,663
53,197	CSS INDUSTRIES, INC.	969,976	318,650
17,604	DINE BRANDS GLOBAL, INC.	1,247,248	1,607,069
57,800	EXTENDED STAY AMERICA, INC.	1,166,795	1,037,510
57,114	FIESTA RESTAURANT GROUP, INC.(b)	843,869	748,765
3,060	FOX FACTORY HOLDING CORP.(b)	108,093	213,863
171,278	FULL HOUSE RESORTS, INC.(b)	401,454	345,982
35,437	G-III APPAREL GROUP LTD.(b)	966,180	1,416,062
73,900	GILDAN ACTIVEWEAR, INC.(d)	2,217,237	2,658,183
24,802	HELEN OF TROY LTD.(b)	2,515,769	2,876,040
11,333	IROBOT CORP.(b)	787,657	1,333,781
11,398	J. ALEXANDER’S HOLDINGS, INC.(b)	112,080	111,928
19,346	LAKELAND INDUSTRIES, INC.(b)	216,942	227,122
125,513	LIFETIME BRANDS, INC.	1,391,033	1,186,098
11,959	LITHIA MOTORS, INC., CLASS A	638,622	1,109,197
29,100	MALIBU BOATS, INC., CLASS A(b)	944,242	1,151,778
10,570	MARINEMAX, INC.(b)	189,421	202,521
21,786	MARRIOTT VACATIONS WORLDWIDE CORP.	1,925,519	2,036,991
32,442	MOTORCAR PARTS OF AMERICA, INC.(b)	599,497	612,181
51,803	NEW HOME (THE) CO., INC.(b)	536,647	246,582
157,262	OFFICE DEPOT, INC.	399,800	570,861
82,717	PARTY CITY HOLDCO, INC.(b)	1,185,023	656,773
22,273	PENN NATIONAL GAMING, INC.(b)	580,136	447,687
92,541	POTBELLY CORP.(b)	1,043,574	787,524
65,635	SKYLINE CHAMPION CORP.	1,353,512	1,247,065
3,522	STANDARD MOTOR PRODUCTS, INC.	169,894	172,930
3,138	STRATTEC SECURITY CORP.	95,481	92,194
28,791	UNIFI, INC.(b)	696,939	557,106
33,500	WILLIAMS-SONOMA, INC.	1,628,979	1,885,045
96,700	WINNEBAGO INDUSTRIES, INC.	3,151,697	3,012,205
		36,835,559	38,800,890	11.43%
Consumer Staples:
24,038	CALAVO GROWERS, INC.	1,885,834	2,015,586
48,689	CENTRAL GARDEN & PET CO., CLASS A(b)	1,676,677	1,132,019
23,085	CRIMSON WINE GROUP LTD.(b)	208,458	189,990
65,659	FARMER BROTHERS CO.(b)	1,832,378	1,313,837
26,796	LANDEC CORP.(b)	330,872	329,055
35,344	PERFORMANCE FOOD GROUP CO.(b)	1,141,164	1,401,036
51,981	S&W SEED CO.(b)	191,825	139,309
30,708	SPECTRUM BRANDS HOLDINGS, INC.	1,703,480	1,682,184
352,142	SUNOPTA, INC.(b)(d)	2,042,147	1,218,411
30,879	UNIVERSAL CORP.	1,692,891	1,779,557
		12,705,726	11,200,984	3.30%
Energy:
24,738	BERRY PETROLEUM CORP.	287,968	285,477
124,903	C&J ENERGY SERVICES, INC.(b)	1,856,981	1,938,495
60,751	MURPHY OIL CORP.	1,560,712	1,780,004
3,476	NACCO INDUSTRIES, INC., CLASS A	117,666	132,853
47,768	OIL STATES INTERNATIONAL, INC.(b)	1,188,399	810,145
17,895	PAR PACIFIC HOLDINGS, INC.(b)	314,988	318,710
3,231	PROFIRE ENERGY, INC.(b)	5,579	5,783

15	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Companies Fund
March 31, 2019 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Energy (Cont’d):
65,406	SM ENERGY CO.	$1,554,845	1,143,951
33,282	SOLARIS OILFIELD INFRASTRUCTURE, INC., CLASS A(c)	598,049	547,156
33,500	WORLD FUEL SERVICES CORP.	1,206,188	967,815
		8,691,375	7,930,389	2.34%
Financials:
10,622	AMBAC FINANCIAL GROUP, INC.(b)	206,332	192,471
114,813	AMERICAN EQUITY INVESTMENT LIFE HOLDING CO.	2,998,455	3,102,247
29,179	AMERIS BANCORP	892,411	1,002,299
23,547	ARGO GROUP INTERNATIONAL HOLDINGS LTD.(d)	1,235,608	1,663,831
107,251	ASSOCIATED BANC-CORP	2,470,813	2,289,809
40,013	AXIS CAPITAL HOLDINGS LTD.(d)	2,105,370	2,191,912
37,317	BANCORP (THE), INC.(b)	364,320	301,521
640	BANKWELL FINANCIAL GROUP, INC.	18,614	18,675
27,528	BCB BANCORP, INC.	337,218	368,875
101,161	BLACKROCK TCP CAPITAL CORP.	1,486,147	1,434,463
59,749	CANNAE HOLDINGS, INC.(b)	1,162,952	1,449,511
23,937	CAROLINA FINANCIAL CORP.	849,887	827,981
7,172	CB FINANCIAL SERVICES, INC.	200,593	170,192
12,793	CENTERSTATE BANK CORP.	331,152	304,601
1,879	CENTRAL VALLEY COMMUNITY BANCORP	37,299	36,734
1,908	CITIZENS HOLDING CO.	41,875	43,025
10,238	CIVISTA BANCSHARES, INC.	197,346	223,496
5,771	CNB FINANCIAL CORP.	93,783	145,833
202,192	CNO FINANCIAL GROUP, INC.	3,709,791	3,271,467
27,893	COMMERCE BANCSHARES, INC.	1,395,407	1,619,468
50,242	CRAWFORD & CO., CLASS A	429,477	464,236
6,782	CRAWFORD & CO., CLASS B	52,628	61,920
101,211	DONEGAL GROUP, INC., CLASS A	1,520,565	1,361,288
18,324	DYNEX CAPITAL, INC.	110,591	111,593
13,748	EAGLE BANCORP MONTANA, INC.	250,739	232,891
16,070	EMC INSURANCE GROUP, INC.	309,442	512,312
20,210	ENTERPRISE FINANCIAL SERVICES CORP.	823,380	823,962
15,150	ESSENT GROUP LTD.(b)	548,892	658,267
132,155	EXANTAS CAPITAL CORP.	1,210,457	1,404,808
19,986	FARMERS NATIONAL BANC CORP.	209,675	275,607
86,244	FIDUS INVESTMENT CORP.	1,236,638	1,322,121
29,040	FIRST HAWAIIAN, INC.	744,824	756,492
33,258	FIRST MERCHANTS CORP.	1,365,260	1,225,557
77,252	FIRST MIDWEST BANCORP, INC.	1,720,204	1,580,576
23,300	FIRSTCASH, INC.	1,390,845	2,015,450
42,900	GLACIER BANCORP, INC.	1,820,969	1,719,003
24,752	HANCOCK WHITNEY CORP.	1,233,540	999,981
36,343	HERITAGE COMMERCE CORP.	409,547	439,750
1,212	HOME BANCORP, INC.	33,954	40,299
60,769	HOME BANCSHARES, INC.	1,436,104	1,067,711
147,427	HOPE BANCORP, INC.	2,439,921	1,928,345
2,373	HUNT COS. FINANCE TRUST, INC.	8,234	8,282
7,882	ISABELLA BANK CORP.	216,885	186,015
11,723	LANDMARK BANCORP, INC.	317,439	267,402
23,343	LCNB CORP.	373,259	400,332
4,034	LENDINGTREE, INC.(b)(c)	1,003,632	1,418,193
11,771	LUTHER BURBANK CORP.	124,536	118,887
35,630	MACKINAC FINANCIAL CORP.	522,978	560,816
17,498	MIDSOUTH BANCORP, INC.	196,754	199,652
7,894	MIDWESTONE FINANCIAL GROUP, INC.	235,229	215,112
3,500	NATIONAL WESTERN LIFE GROUP, INC., CLASS A	1,164,873	918,645
47,025	NEW MOUNTAIN FINANCE CORP.	643,861	638,129
298,912	OAKTREE SPECIALTY LENDING CORP.	1,364,104	1,548,364
126,850	OAKTREE STRATEGIC INCOME CORP.	1,076,099	1,027,485
14,825	OCEANFIRST FINANCIAL CORP.	381,331	356,690
33,631	OHA INVESTMENT CORP.	42,071	40,357
6,691	PENNANTPARK FLOATING RATE CAPITAL LTD.(c)	86,242	85,712
91,778	PENNANTPARK INVESTMENT CORP.	654,014	634,186
4,319	PENNS WOODS BANCORP, INC.	181,459	177,511
21,532	PEOPLES BANCORP OF NORTH CAROLINA, INC.	508,483	572,751
52,800	PRA GROUP, INC.(b)	1,491,319	1,415,568
10,200	RENAISSANCERE HOLDINGS LTD.(d)	1,334,233	1,463,700

16	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Companies Fund
March 31, 2019 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Financials (Cont’d):
3,636	SALISBURY BANCORP, INC.	$137,808	149,803
6,307	SHORE BANCSHARES, INC.	86,022	94,037
20,474	SI FINANCIAL GROUP, INC.	257,001	264,319
2,336	SIERRA BANCORP	40,971	56,765
49,181	SIMMONS FIRST NATIONAL CORP., CLASS A	1,496,128	1,203,951
30,191	SOUTHERN NATIONAL BANCORP OF VIRGINIA, INC.	481,438	442,298
2,508	SOUTHWEST GEORGIA FINANCIAL CORP.	51,887	51,740
57,432	STERLING BANCORP	1,212,208	1,069,958
29,040	STIFEL FINANCIAL CORP.	1,424,216	1,532,150
8,249	SUMMIT FINANCIAL GROUP, INC.	179,464	218,681
25,038	SUMMIT STATE BANK	321,064	289,940
48,613	SYNOVUS FINANCIAL CORP.	1,568,049	1,670,343
150,994	TCF FINANCIAL CORP.	2,403,585	3,124,066
103,800	UMPQUA HOLDINGS CORP.	1,846,520	1,712,700
9,024	UNITED BANCORP, INC.	118,401	97,910
5,918	UNITED BANCSHARES, INC.(c)	128,716	136,765
28,798	UNITED FINANCIAL BANCORP, INC.	454,264	413,251
15,665	UNITY BANCORP, INC.	226,203	295,755
45,472	WALKER & DUNLOP, INC.	1,075,099	2,314,980
42,989	WEBSTER FINANCIAL CORP.	2,081,315	2,178,253
19,891	WEST BANCORPORATION, INC.	425,839	411,346
23,942	WSFS FINANCIAL CORP.	998,826	924,161
		68,375,084	70,567,541	20.79%
Health Care:
13,999	BIOTELEMETRY, INC.(b)	406,972	876,617
44,777	BRUKER CORP.	1,318,827	1,721,228
24,752	CAMBREX CORP.(b)	1,070,628	961,615
25,900	CUTERA, INC.(b)	699,599	457,394
22,829	EMERGENT BIOSOLUTIONS, INC.(b)	742,840	1,153,321
43,409	GLOBUS MEDICAL, INC., CLASS A(b)	2,152,406	2,144,839
15,600	HILL-ROM HOLDINGS, INC.	1,188,688	1,651,416
6,073	ICU MEDICAL, INC.(b)	915,218	1,453,451
43,381	INFUSYSTEM HOLDINGS, INC.(b)	182,107	217,339
9,942	INTEGRA LIFESCIENCES HOLDINGS CORP.(b)	604,786	553,968
8,626	INTRICON CORP.(b)	196,195	216,340
13,045	INVACARE CORP.	73,019	109,187
23,037	LHC GROUP, INC.(b)	1,519,377	2,553,882
2,640	LIGAND PHARMACEUTICALS, INC.(b)	289,517	331,874
10,568	LIVANOVA PLC(b)(d)	1,163,570	1,027,738
9,169	LUMINEX CORP.	221,244	210,979
12,585	MAGELLAN HEALTH, INC.(b)	794,659	829,603
97,485	MEDNAX, INC.(b)	4,274,708	2,648,668
27,231	NANOVIBRONIX, INC.(b)(c)	132,728	107,018
8,758	NEXTGEN HEALTHCARE, INC.(b)	139,487	147,397
19,769	OMNICELL, INC.(b)	709,453	1,598,126
15,922	PREMIER, INC., CLASS A(b)	466,185	549,150
48,091	PRESTIGE CONSUMER HEALTHCARE, INC.(b)	1,980,401	1,438,402
22,544	PROVIDENCE SERVICE (THE) CORP.(b)	1,459,920	1,501,881
25,703	PSYCHEMEDICS CORP.	439,376	360,613
80,723	STREAMLINE HEALTH SOLUTIONS, INC.(b)	95,089	84,759
37,600	SYNEOS HEALTH, INC.(b)	1,732,066	1,946,176
44,981	TIVITY HEALTH, INC.(b)	1,282,343	789,874
81,720	TRIPLE-S MANAGEMENT CORP., CLASS B(b)	1,988,370	1,864,850
106,741	VAREX IMAGING CORP.(b)	3,045,722	3,616,385
		31,285,500	33,124,090	9.76%
Industrials:
171,222	ACTUANT CORP., CLASS A	4,355,303	4,172,680
63,600	AIR LEASE CORP.	2,390,380	2,184,660
11,684	AIR TRANSPORT SERVICES GROUP, INC.(b)	231,323	269,316
4,045	ALAMO GROUP, INC.	331,523	404,257
15,737	ALBANY INTERNATIONAL CORP., CLASS A	614,017	1,126,612
12,700	AMERICAN WOODMARK CORP.(b)	1,062,541	1,049,401
12,459	APOGEE ENTERPRISES, INC.	498,736	467,088
92,183	ARC DOCUMENT SOLUTIONS, INC.(b)	363,444	205,568
49,765	ARMSTRONG FLOORING, INC.(b)	747,818	676,804
25,818	ASGN, INC.(b)	1,001,865	1,639,185
8,618	ASTRONICS CORP.(b)	187,912	281,981

17	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Companies Fund
March 31, 2019 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Industrials (Cont’d):
1,292	ASTRONICS CORP., CLASS B(b)	$34,200	41,951
19,631	ATLAS AIR WORLDWIDE HOLDINGS, INC.(b)	837,793	992,543
69,786	AVIS BUDGET GROUP, INC.(b)	2,473,365	2,432,740
9,330	BLUE BIRD CORP.(b)	165,342	157,957
26,236	BRINK’S (THE) CO.	1,766,078	1,978,457
6,489	CBIZ, INC.(b)	129,774	131,337
101,500	COLFAX CORP.(b)	3,139,335	3,012,520
37,648	COLUMBUS MCKINNON CORP.	1,097,859	1,293,209
8,132	CPI AEROSTRUCTURES, INC.(b)	60,594	52,858
8,783	CURTISS-WRIGHT CORP.	604,755	995,465
27,600	DONALDSON CO., INC.	1,249,708	1,381,656
20,758	DUCOMMUN, INC.(b)	734,290	903,388
14,648	ENERSYS	1,053,125	954,464
94,000	GATES INDUSTRIAL CORP. PLC(b)	1,462,173	1,347,960
51,675	GIBRALTAR INDUSTRIES, INC.(b)	1,489,069	2,098,522
11,900	GORMAN-RUPP (THE) CO.	360,214	403,886
39,156	HARSCO CORP.(b)	557,349	789,385
19,500	HEXCEL CORP.	1,149,280	1,348,620
17,158	INNERWORKINGS, INC.(b)	142,997	62,112
77,155	INTERFACE, INC.	1,487,043	1,182,015
125,028	JELD-WEN HOLDING, INC.(b)	3,484,070	2,207,995
12,902	KADANT, INC.	929,987	1,134,860
92,309	KBR, INC.	1,661,630	1,762,179
23,269	KENNAMETAL, INC.	816,703	855,136
126,023	LSI INDUSTRIES, INC.	769,709	331,441
43,109	MASONITE INTERNATIONAL CORP.(b)	2,828,344	2,150,708
8,486	MCGRATH RENTCORP	284,972	480,053
30,593	MERCURY SYSTEMS, INC.(b)	1,286,288	1,960,399
5,771	MSA SAFETY, INC.	515,617	596,721
42,971	NAVIGANT CONSULTING, INC.	909,298	836,645
69,600	NOW, INC.(b)	729,145	971,616
6,479	PARK-OHIO HOLDINGS CORP.	229,982	209,790
150,400	PGT INNOVATIONS, INC.(b)	2,371,152	2,083,040
90,511	PIONEER POWER SOLUTIONS, INC.(b)	544,692	439,883
95,300	QUANEX BUILDING PRODUCTS CORP.	2,016,841	1,514,317
198,118	REV GROUP, INC.	2,471,124	2,169,392
28,800	RUSH ENTERPRISES, INC., CLASS A	1,226,156	1,204,128
13,522	RYDER SYSTEM, INC.	975,004	838,229
16,131	SITEONE LANDSCAPE SUPPLY, INC.(b)	1,203,107	921,887
14,972	SKYWEST, INC.	480,832	812,830
19,668	SPX CORP.(b)	495,429	684,250
181,239	STEELCASE, INC., CLASS A	2,589,943	2,637,027
2,433	TELEDYNE TECHNOLOGIES, INC.(b)	70,996	576,645
62,779	TEREX CORP.	2,394,994	2,017,089
23,717	THERMON GROUP HOLDINGS, INC.(b)	526,597	581,304
42,793	TITAN MACHINERY, INC.(b)	665,249	665,859
10,823	TPI COMPOSITES, INC.(b)	291,564	309,754
77,954	TRIMAS CORP.(b)	2,055,621	2,356,549
8,482	VALMONT INDUSTRIES, INC.	1,267,584	1,103,508
33,509	VIAD CORP.	1,608,916	1,886,222
59,791	WESCO AIRCRAFT HOLDINGS, INC.(b)	569,019	525,563
40,694	WOODWARD, INC.	2,258,649	3,861,454
		72,308,419	74,725,070	22.01%
Information Technology:
53,272	ADESTO TECHNOLOGIES CORP.(b)(c)	282,655	322,296
41,834	ANIXTER INTERNATIONAL, INC.(b)	2,898,060	2,347,306
58,074	ASTRONOVA, INC.	980,293	1,184,129
18,267	AUDIOCODES LTD.(d)	174,023	252,815
69,627	AVIAT NETWORKS, INC.(b)	1,229,827	1,069,471
11,693	AXT, INC.(b)	50,256	52,034
16,733	BELDEN, INC.	954,840	898,562
27,550	BRIGHTCOVE, INC.(b)	218,248	231,696
198,272	CELESTICA, INC.(b)(d)	2,232,145	1,675,398
68,023	CLOUDERA, INC.(b)	795,106	744,172
78,158	COHU, INC.	1,364,609	1,152,830
12,955	COMMVAULT SYSTEMS, INC.(b)	666,992	838,707
18,686	COMTECH TELECOMMUNICATIONS CORP.	461,483	433,889

18	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Companies Fund
March 31, 2019 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Information Technology (Cont’d):
75,091	CYPRESS SEMICONDUCTOR CORP.	$1,003,798	1,120,358
102,385	DSP GROUP, INC.(b)	1,306,290	1,440,557
33,000	ENTEGRIS, INC.	931,814	1,177,770
14,810	EURONET WORLDWIDE, INC.(b)	795,807	2,111,758
36,920	EVO PAYMENTS, INC., CLASS A(b)	881,436	1,072,526
41,894	EXTREME NETWORKS, INC.(b)	316,380	313,786
2,187	FARO TECHNOLOGIES, INC.(b)	110,519	96,031
91,454	FIREEYE, INC.(b)	1,510,935	1,535,513
133,620	FRANKLIN WIRELESS CORP.(b)	287,454	374,136
121,738	FREQUENCY ELECTRONICS, INC.(b)	1,143,023	1,442,595
22,427	INSIGHT ENTERPRISES, INC.(b)	905,190	1,234,831
67,993	JABIL, INC.	1,413,261	1,807,934
11,741	LOGMEIN, INC.	1,020,525	940,454
26,468	LUMENTUM HOLDINGS, INC.(b)	1,461,143	1,496,501
26,600	MONOTYPE IMAGING HOLDINGS, INC.	498,981	529,074
14,470	MTS SYSTEMS CORP.	758,349	788,036
20,313	NOVANTA, INC.(b)	610,982	1,721,120
18,904	OSI SYSTEMS, INC.(b)	1,353,937	1,655,990
14,736	PERCEPTRON, INC.(b)	104,107	110,520
47,697	PERFICIENT, INC.(b)	755,196	1,306,421
33,990	PLEXUS CORP.(b)	1,930,565	2,071,690
41,301	PROS HOLDINGS, INC.(b)	1,149,011	1,744,554
52,311	RIBBON COMMUNICATIONS, INC.(b)	267,059	269,402
7,116	ROGERS CORP.(b)	830,061	1,130,590
53,648	SCANSOURCE, INC.(b)	2,144,216	1,921,671
231,461	STEEL CONNECT, INC.(b)	378,599	465,237
29,400	SUPER MICRO COMPUTER, INC.(b)	610,200	621,148
100,773	SUPPORT.COM, INC.(b)	269,432	227,747
16,502	SYNNEX CORP.	442,155	1,574,126
215,255	TIVO CORP.	2,501,816	2,006,177
82,769	UNISYS CORP.(b)(c)	913,162	965,914
15,074	VIRTUSA CORP.(b)	755,243	805,705
14,720	XPERI CORP.	224,520	344,448
		41,893,703	47,627,625	14.03%
Materials:
10,050	AMERICAN VANGUARD CORP.	187,231	173,061
35,800	H.B. FULLER CO.	1,986,849	1,741,312
20,488	INGEVITY CORP.(b)	1,046,361	2,163,738
20,715	INNOPHOS HOLDINGS, INC.	804,979	624,350
31,034	KOPPERS HOLDINGS, INC.(b)	630,017	806,263
6,778	MATERION CORP.	344,347	386,753
18,471	MERCER INTERNATIONAL, INC.(d)	252,913	249,543
63,202	PQ GROUP HOLDINGS, INC.(b)	1,016,304	958,774
26,300	RELIANCE STEEL & ALUMINUM CO.	2,026,939	2,373,838
76,000	SCHWEITZER-MAUDUIT INTERNATIONAL, INC.	3,021,050	2,942,720
4,723	VERSO CORP., CLASS A(b)	89,345	101,167
		11,406,335	12,521,519	3.69%
Real Estate:
138,245	ASHFORD HOSPITALITY TRUST, INC.	760,066	656,664
66,598	BLUEROCK RESIDENTIAL GROWTH REIT, INC.	594,913	717,926
55,948	BRANDYWINE REALTY TRUST	931,546	887,335
45,177	CATCHMARK TIMBER TRUST, INC., CLASS A	472,151	443,638
108,025	CEDAR REALTY TRUST, INC.	448,670	367,285
34,784	CITY OFFICE REIT, INC.(d)	359,057	393,407
67,067	DIAMONDROCK HOSPITALITY CO.	728,909	726,336
76,291	EASTERLY GOVERNMENT PROPERTIES, INC.	1,300,423	1,374,001
11,207	GLOBAL MEDICAL REIT, INC.	96,649	110,053
35,100	HFF, INC., CLASS A	1,276,433	1,676,025
18,712	INVESTORS REAL ESTATE TRUST	1,011,362	1,121,036
26,583	MARCUS & MILLICHAP, INC.(b)	655,347	1,082,726
39,536	MEDEQUITIES REALTY TRUST, INC.	410,784	440,036
31,535	MEDICAL PROPERTIES TRUST, INC.	250,300	583,713
92,639	MONMOUTH REAL ESTATE INVESTMENT CORP.	1,220,260	1,220,982
64,361	PHYSICIANS REALTY TRUST	1,096,116	1,210,630
69,283	REALOGY HOLDINGS CORP.	1,827,617	789,826
26,306	RETAIL OPPORTUNITY INVESTMENTS CORP.	517,407	456,146
97,991	RPT REALTY	1,221,694	1,176,872

19	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Companies Fund
March 31, 2019 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Real Estate (Cont’d):
46,863	STAG INDUSTRIAL, INC.	$747,856	1,389,488
46,719	STRATUS PROPERTIES, INC.(b)	1,292,911	1,233,849
2,419	TEJON RANCH CO.(b)	43,667	42,574
16,900	TWIN RIVER WORLDWIDE HOLDINGS, INC.(b)(c)	496,299	506,148
22,829	UMH PROPERTIES, INC.	293,229	321,432
48,699	XENIA HOTELS & RESORTS, INC.	1,110,567	1,066,995
		19,164,233	19,995,123	5.89%
Utilities:
7,649	ALLETE, INC.	231,084	628,977
28,762	NEW JERSEY RESOURCES CORP.	1,114,441	1,432,060
166,926	PURE CYCLE CORP.(b)	1,179,366	1,645,890
15,922	SPIRE, INC.	779,924	1,310,222
		3,304,815	5,017,149	1.48%
	Sub-total Common Stocks:	307,477,215	323,366,928	95.27%
Convertible Bonds:
Health Care:
139,789	PDL BIOPHARMA, INC., 2.75%, 12/1/21(b)	139,026	159,884
		139,026	159,884	0.05%
	Sub-total Convertible Bonds:	139,026	159,884	0.05%
Convertible Preferred Stocks:
Real Estate:
4,224	WHEELER REAL ESTATE INVESTMENT TRUST, INC.	47,126	54,912

27,377	WHEELER REAL ESTATE INVESTMENT TRUST, INC. (Step to 10.75% on 9/21/2023), 8.75%(e)	403,076	383,825
		450,202	438,737	0.13%
	Sub-total Convertible Preferred Stocks:	450,202	438,737	0.13%
Investment Companies:
Financials:
11,250	ISHARES RUSSELL 2000 ETF	1,736,290	1,722,262
		1,736,290	1,722,262	0.51%
	Sub-total Investment Companies:	1,736,290	1,722,262	0.51%
Preferred Stocks:
Industrials:
184,080	STEEL PARTNERS HOLDINGS L.P.	3,199,053	3,981,650
		3,199,053	3,981,650	1.17%
	Sub-total Preferred Stocks:	3,199,053	3,981,650	1.17%
Rights:
Consumer Discretionary:
55,700	MEDIA GENERAL, INC. (CONTINGENT VALUE RIGHTS)(b)	—	—
		—	—	0.00%
	Sub-total Rights:	—	—	0.00%
Warrants:
Health Care:
19,977	NANOVIBRONIX, INC.(b)(f)	200	—
		200	—	0.00%
	Sub-total Warrants:	200	—	0.00%
Short-Term Investments:
3,353,505	FIDELITY INVESTMENTS MONEY MARKET GOVERNMENT PORTFOLIO(g)	3,353,505	3,353,505
10,594,246	NORTHERN INSTITUTIONAL FUNDS - U.S. GOVERNMENT SELECT PORTFOLIO, 2.28%(h)	10,594,246	10,594,246
	Sub-total Short-Term Investments:	13,947,751	13,947,751	4.11%
	Grand total	$326,949,737	343,617,212	101.24%

Notes to Schedule of Investments:

(a)	Investments in U.S. and foreign equity securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market where the securities are traded. Foreign security values are stated in U.S. dollars.

(b)	Non-income producing assets.

(c)	Security is either wholly or partially on loan.

20	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Companies Fund
March 31, 2019 (unaudited)

(d)	Foreign security values are stated in U.S. dollars. As of March 31, 2019, the value of foreign stocks or depositary receipts of companies based outside of the United States represented 3.77% of net assets.

(e)	For step bonds, the coupon rate disclosed is the current rate in effect.

(f)	Security has been deemed worthless and is a Level 3 investment.

(g)	Investment relates to cash collateral received from portfolio securities loaned.

(h)	The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds. At December 31, 2018, the value of the Clearwater Small Companies Fund’s investment in the U.S. Government Select Portfolio of the Northern Institutional Funds was $12,345,333 with net sales of $1,751,087 during the three months ended March 31, 2019.

21	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Companies Fund
March 31, 2019 (unaudited)

Fair value is an estimate of the price the Clearwater Small Companies Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market for the security. This guidance establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Clearwater Small Companies Fund’s investments, as described below. These inputs are summarized in the three broad levels listed below.

●	Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

●	Level 2 – Other significant observable inputs including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc. or quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data are also considered Level 2 measurements. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

●	Level 3 – Valuations based on unobservable inputs, which may include the Adviser’s own assumptions in determining the fair value of an investment.

Investments in U.S. and foreign equity securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which such securities are traded, with foreign security values stated in U.S. dollars. Equity securities which have not traded on the date of valuation or securities for which sales prices are not generally reported are valued at the mean between the last bid and asked prices. Security transactions are accounted for as of trade date. Wherever possible, the Clearwater Small Companies Fund uses independent pricing services approved by the Board of Trustees of Clearwater Investment Trust to value its investments. When prices are not readily available (including those for which trading has been suspended), are determined not to reflect fair value, or when the Adviser becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, the Clearwater Small Companies Fund may value these securities at fair value as determined in good faith using procedures established by the Board of Trustees.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following is a summary of the inputs used in valuing the Clearwater Small Companies Fund’s investments and other financial instruments, if any, which are carried at fair value, as of March 31, 2019.

On August 28, 2018, the FASB issued Accounting Standards Update (“ASU”) 2018-13, “Disclosure Framework -- Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC 820. The amendments of ASU 2018-13 include new, eliminated, and modified disclosure requirements of ASC 820. In addition, the amendments clarify that materiality is an appropriate consideration of entities when evaluating disclosure requirements. The ASU is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted for any eliminated or modified disclosures upon issuance of this ASU. The Fund has early adopted ASU 2018-13 for the period ended March 31, 2019.

	Small Companies Fund (a)
	Level 1	Level 2	Level 3		Total
Common Stocks	$323,180,913	$186,015	$—		$323,366,928
Convertible Bonds	—	159,884	—		159,884
Convertible Preferred Stocks	438,738	—	—		438,737
Investment Companies	1,722,262	—	—		1,722,262
Preferred Stocks	3,981,650	—	—		3,981,650
Warrants	—	—	—	*	—	*
Short-Term Investments	13,947,750	—	—		13,947,751
Total	$343,271,313	$345,899	$—	*	$343,617,212

* Security has been deemed worthless and is a Level 3 investment.

For the Clearwater Small Companies Fund, 100% of the investment value is comprised of equity securities, convertible bonds, investment companies, warrants and short-term investments. See the Clearwater Small Companies Fund’s Schedule of Investments for industry classification. Investments in equity and short-term securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market where the securities are traded.

22	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Companies Fund
March 31, 2019 (unaudited)

Clearwater Small Companies Fund Portfolio Diversification
(as a percentage of net assets)

23	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2019 (unaudited)

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Closed-End Funds:
227,600	BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST			$2,360,733	2,785,824
40,000	BLACKROCK MUNICIPAL INCOME QUALITY TRUST			548,760	536,400
19,200	BLACKROCK MUNIENHANCED FUND INC			201,815	205,440
58,171	BLACKROCK MUNIHOLDINGS FUND II INC			822,153	860,349
69,429	BLACKROCK MUNIHOLDINGS INVESTMENT QUALITY FUND			724,569	896,328
57,300	BLACKROCK MUNIHOLDINGS QUALITY FUND II INC			729,193	704,790
35,700	BLACKROCK MUNIHOLDINGS QUALITY FUND INC			474,032	432,327
55,111	BLACKROCK MUNIYIELD INVESTMENT QUALITY FUND			701,111	724,159
142,461	BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND INC			1,846,525	1,903,279
51,700	BLACKROCK MUNIYIELD PENNSYLVANIA QUALITY FUND			729,423	703,637
101,896	BLACKROCK MUNIYIELD QUALITY FUND II INC			1,307,244	1,253,321
118,472	BLACKROCK MUNIYIELD QUALITY FUND III INC			1,572,465	1,531,843
36,970	DREYFUS STRATEGIC MUNICIPAL BOND FUND INC			301,534	285,778
83,165	DWS MUNICIPAL INCOME TRUST			940,535	916,478
178,050	INVESCO ADVANTAGE MUNICIPAL INCOME TRUST II			1,985,371	1,917,599
113,205	INVESCO MUNICIPAL OPPORTUNITY TRUST			1,410,252	1,350,536
60,000	INVESCO MUNICIPAL TRUST			773,718	723,000
76,122	INVESCO QUALITY MUNICIPAL INCOME TRUST			868,956	921,837
60,000	INVESCO TRUST FOR INVESTMENT GRADE MUNICIPALS			774,122	743,400
53,000	NUVEEN AMT-FREE MUNICIPAL CREDIT INCOME FUND			748,312	800,830
245,475	NUVEEN AMT-FREE QUALITY MUNICIPAL INCOME FUND			3,273,528	3,279,546
15,963	NUVEEN MICHIGAN QUALITY MUNICIPAL INCOME FUND			214,604	211,350
52,779	NUVEEN PENNSYLVANIA QUALITY MUNICIPAL INCOME FUND			723,142	697,211
29,741	NUVEEN QUALITY MUNICIPAL INCOME FUND			409,650	403,585
28,000	PUTNAM MUNICIPAL OPPORTUNITIES TRUST			371,050	343,280
19,613	WESTERN ASSET MUNICIPAL PARTNERS FUND INC			246,036	283,212
	Sub-total Closed-End Funds:			25,058,833	25,415,339	4.70%
Municipal Bonds:
500,000	9TH AVENUE MET DIST #2 CO	12/1/2048	5.00	500,000	512,440
2,350,000	ACALANES CA UNION HIGH SCH DIST (Step to 6.55% on 8/1/2024)(b)	8/1/2039	0.00	1,668,938	2,339,472
1,000,000	ALACHUA CNTY FL HLTH FACS AUTH CCRC	10/1/2032	8.00	1,090,957	1,137,240
640,000	ALASKA ST HSG FIN CORP MTGE REVENUE	12/1/2037	4.13	629,740	654,573
500,000	ALASKA ST HSG FIN CORP MTGE REVENUE	12/1/2040	4.63	495,000	508,730
350,000	ALASKA ST INDL DEV & EXPORT AUTH CMNTY PROVIDER REVENUE(c)	12/1/2010	5.40	350,000	17,500
610,000	ALLEGHENY CNTY PA INDL DEV AUTH CHRT SCH REVENUE	8/15/2026	5.90	610,000	630,423
1,000,000	ALVORD CA UNIF SCH DIST	8/1/2036	5.25	1,015,438	1,129,480
1,000,000	ALVORD CA UNIF SCH DIST (Step to 7.35% on 8/1/2026)(b)	8/1/2046	0.00	591,818	1,042,550
1,000,000	APPLE VLY MN SENIOR LIVING REVENUE	1/1/2047	5.00	977,964	1,021,940
500,000	ARIZONA ST INDL DEV AUTH EDU REVENUE(d)	7/15/2038	5.75	524,203	543,275
1,000,000	ARIZONA ST INDL DEV AUTH MF HSG REVENUE	1/1/2038	5.38	1,000,000	1,010,370
1,835,000	ARLINGTON TX HGR EDU FIN CORP EDU REVENUE	8/15/2028	7.00	1,801,612	1,956,569
500,000	ARLINGTON TX HGR EDU FIN CORP EDU REVENUE	6/15/2036	5.00	506,488	508,090
750,000	ARLINGTON TX HGR EDU FIN CORP EDU REVENUE	8/15/2043	4.00	741,891	791,820
650,000	ARLINGTON TX SPL TAX REVENUE	2/15/2041	5.00	701,316	722,664
500,000	ASTURIA FL CMNTY DEV DIST SPL ASSMNT	5/1/2034	5.75	500,000	511,280
500,000	ATHENS-CLARKE CNTY GA UNIF GOVT DEV AUTH REVENUE	6/15/2039	5.00	512,172	553,930
500,000	ATLANTA GA ARPT REVENUE	1/1/2030	6.00	504,532	539,475
750,000	ATLANTA GA DEV AUTH SENIOR HLTH CARE FACS REVENUE	1/1/2029	6.50	730,235	765,292
1,350,000	BAY CNTY FL EDUCTNL FACS REVENUE	9/1/2030	5.25	1,259,439	1,391,188
1,000,000	BELLALAGO FL EDUCTNL FACS BENEFIT DIST CAPITAL IMPT REVENUE	5/1/2030	4.38	986,581	1,070,280
1,195,000	BELLWOOD IL	12/1/2027	5.88	1,187,395	1,344,722
865,000	BEXAR CNTY TX HSG FIN CORP	2/1/2035	3.75	865,000	886,011
2,000,000	BEXAR CNTY TX REVENUE	8/15/2039	5.00	2,067,010	2,172,440

24	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2019 (unaudited)

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
500,000	BLACKBURN CREEK CMNTY DEV DISTFL CAP IMPT REVENUE	5/1/2035	6.25	$500,000	534,935
305,000	BLACKBURN CREEK CMNTY DEV DISTFL CAP IMPT REVENUE	5/1/2045	6.25	305,000	323,007
1,500,000	BOLINGBROOK IL SPL SVC AREA SPL TAX	3/1/2030	4.00	1,556,660	1,616,745
650,000	BUFFALO HIGHLANDS MET DIST	12/1/2038	5.25	651,992	660,277
1,150,000	BURBANK IL EDUCTNL FACS REVENUE(d)	9/1/2035	6.00	1,150,000	1,233,881
1,000,000	BUREAU CNTY TWP IL HIGH SCH DIST #502	10/1/2043	6.63	1,039,463	1,222,410
380,000	BUTLER CNTY PA GEN AUTH REVENUE (Floating, ICE LIBOR USD 3M + 0.70%)(e)	10/1/2034	2.44	380,000	361,977
500,000	CALIFORNIA ST HLTH FACS FING AUTH REVENUE	8/15/2033	5.50	502,965	544,545
1,500,000	CALIFORNIA ST SCH FACS FING AUTH REVENUE	8/1/2029	6.00	1,492,893	1,913,475
1,370,000	CAPITAL TRUST AGY FL CHRT SCH REVENUE	2/1/2035	5.38	1,370,000	1,391,454
750,000	CAPITAL TRUST AGY FL REVENUE	4/1/2035	7.00	750,000	747,143
1,750,000	CAPITAL TRUST AGY FL REVENUE(d)	12/1/2035	6.75	1,746,630	1,804,582
750,000	CAPITAL TRUST AGY FL REVENUE(d)	7/1/2037	6.75	750,000	775,245
750,000	CAPITAL TRUST AGY FL SENIOR LIVING REVENUE(d)	8/1/2027	5.00	750,000	762,060
750,000	CAPITAL TRUST AGY FL SENIOR LIVING REVENUE(d)	8/1/2032	5.38	750,000	765,330
500,000	CAPITAL TRUST AGY FL STUDENT HSG REVENUE(d)	12/1/2043	5.25	516,031	503,355
1,000,000	CARLSBAD CA UNIF SCH DIST (Step to 6.13% on 8/1/2021)(b)	8/1/2031	0.00	867,337	1,182,960
705,000	CARMEL IN REVENUE(c)	11/15/2022	6.00	699,330	564,000
1,000,000	CARMEL IN REVENUE(c)	11/15/2027	7.00	1,011,839	800,000
750,000	CELEBRATION POINTE CMNTY DEV DIST #1 FL SPL ASSMNT REVENUE(d)	5/1/2032	5.00	754,934	793,125
1,000,000	CENTRL BRADFORD PROGRESS AUTH PA	12/1/2031	5.50	1,012,315	1,082,570
365,000	CHANDLER PARK ACADEMY MI PUBLIC SCH ACADEMY REVENUE	11/1/2022	5.00	326,225	365,464
1,000,000	CHICAGO HEIGHTS IL	12/1/2029	4.50	1,055,907	1,085,660
1,000,000	CHICAGO IL MIDWAY ARPT REVENUE	1/1/2035	5.25	1,001,327	1,098,540
1,000,000	CHICAGO IL PARK DIST	1/1/2028	5.00	1,098,153	1,091,070
1,000,000	CLACKAMAS CNTY OR HOSP FAC AUTH REVENUE	11/15/2052	5.00	1,045,222	1,073,010
1,500,000	CLOVIS CA UNIF SCH DIST(f)	8/1/2030	0.00	757,373	918,030
650,000	CMWLTH FING AUTH PA TOBACCO MASTER SETTLEMENT PAYMENT REV	6/1/2039	4.00	646,860	682,221
750,000	COLLIER CNTY FL INDL DEV AUTH	10/1/2039	6.25	737,232	812,235
750,000	COLLIER CNTY FLA INDL DEV AUTH CONTINUING CARE CMNTY REV(d)	5/15/2026	7.25	750,000	756,270
1,750,000	COLLIER CNTY FLA INDL DEV AUTH CONTINUING CARE CMNTY REV(d)	5/15/2044	8.13	1,922,893	1,753,710
500,000	COLORADO SCIENCE AND TECH PARK MET DIST #1	12/1/2033	5.00	506,143	517,665
1,000,000	COLORADO ST EDUCTNL & CULTURAL FACS AUTH REVENUE	7/1/2034	5.60	994,865	1,027,970
1,000,000	COLORADO ST EDUCTNL & CULTURAL FACS AUTH REVENUE(d)	9/1/2046	5.00	1,006,765	1,001,310
1,250,000	COLORADO ST HLTH FACS AUTH HOSP REVENUE	12/1/2048	5.00	1,313,933	1,390,437
1,000,000	COLORADO ST HLTH FACS AUTH REVENUE	8/1/2033	7.63	989,201	1,115,400
1,000,000	COLTON CA JT UNIF SCH DIST (Step to 5.80% on 8/1/2021)(b)	8/1/2035	0.00	875,100	1,044,610
1,000,000	CONNECTICUT ST HSG FIN AUTH HSG FIN PROGRAM	11/15/2035	3.88	1,000,000	1,046,710
515,000	CONNECTICUT ST HSG FIN AUTH HSG MTGE FIN PROGRAM	5/15/2038	3.95	515,000	521,664
5,000,000	CONNECTICUT ST HSG FIN AUTH HSG MTGE FIN PROGRAM	11/15/2047	3.65	5,000,000	5,020,100
500,000	COPPERLEAF CO MET DIST #2	12/1/2030	5.25	500,000	524,145
500,000	COPPERLEAF CO MET DIST #2	12/1/2045	5.75	500,000	523,970
1,105,000	CORONA-NORCO CA UNIF SCH DIST	8/1/2039	6.80	1,104,349	1,476,744

25	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2019 (unaudited)

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
637,000	CORTLAND IL SPL TAX REVENUE(c)	3/1/2017	5.50	$633,881	127,400
500,000	COVENTRY OH LOCAL SCH DIST	11/1/2037	5.25	502,988	529,330
750,000	CRYSTAL CO CROSSING MET DIST	12/1/2040	5.25	750,000	760,890
1,000,000	DALLAS-FORT WORTH TX INTERNATIONAL ARPT REVENUE	11/1/2037	5.25	1,006,463	1,127,190
2,000,000	DAMON RUN IN CONSERVANCY DIST	7/1/2025	6.10	2,001,719	2,023,540
1,000,000	DAMON RUN IN CONSERVANCY DIST	1/1/2027	6.38	1,000,674	1,012,310
800,000	DAUPHIN CNTY PA GEN AUTH UNIV REVENUE(d)	10/15/2022	4.00	798,603	808,672
1,000,000	DAVIE FL EDUCTNL FACS REVENUE	4/1/2042	6.00	1,015,541	1,127,720
500,000	DAVIESS CNTY IN HOSP ASSN LEASE RENTAL REVENUE	1/15/2029	5.25	492,461	522,790
1,000,000	DAYTON-MONTGOMERY CNTY OH PORT AUTH PROJ REVENUE	1/15/2040	7.00	1,000,000	1,013,580
500,000	DECATUR IL	3/1/2034	5.00	510,902	547,200
1,000,000	DEKALB/KANE/LA SALLE CNTYS IL CMNTY CLG DIST #523(f)	2/1/2029	0.00	604,626	578,360
220,000	DELAWARE ST HSG AUTH REVENUE	7/1/2031	5.20	220,000	221,214
1,000,000	DENVER CO URBAN RENEWAL AUTH TAX INCR REVENUE(d)	12/1/2039	5.25	985,058	1,016,320
500,000	DIST OF COLUMBIA HSG FIN AGY MF HSG REVENUE	7/1/2033	5.45	500,000	527,850
1,000,000	DIST OF COLUMBIA HSG FIN AGY MF HSG REVENUE	6/1/2040	4.90	1,000,000	1,063,010
1,000,000	DIST OF COLUMBIA HSG FIN AGY MF HSG REVENUE	6/1/2041	5.00	1,000,000	1,075,620
1,200,000	DIST OF COLUMBIA REVENUE	7/1/2037	5.00	1,200,000	1,257,732
1,000,000	DISTRICT OF COLUMBIA HSG FIN AGY	9/1/2043	4.05	1,000,000	1,043,130
1,000,000	DOUGLAS CNTY CO MF REVENUE	10/1/2029	4.50	1,000,000	1,041,410
500,000	DOWDEN WEST CMNTY DEV DIST FL SPL ASSMNT REVENUE(d)	5/1/2039	5.40	500,000	516,065
3,000,000	DUBLIN CA UNIF SCH DIST(f)	8/1/2034	0.00	1,144,973	1,162,440
1,000,000	EAST CHICAGO IN SAN DIST REVENUE	7/15/2035	4.00	993,270	1,056,430
1,500,000	EAST MORGAN CNTY CO HOSP DIST COPS	12/1/2038	5.88	1,500,000	1,512,870
2,045,000	EDEN TWP CA HOSP DIST COPS	6/1/2030	6.00	2,028,509	2,153,426
750,000	EL PASO DE ROBLES CA REDEV AGY TAX ALLOCATION REVENUE	7/1/2033	6.38	743,385	758,865
1,000,000	EL PASO TX DOWNTOWN DEV CORP SPL REVENUE	8/15/2038	7.25	1,049,418	1,215,490
1,000,000	ENCINITAS CA UNION SCH DIST (Step to 6.75% on 8/1/2022)(b)	8/1/2035	0.00	801,681	1,216,260
1,155,000	ENTERPRISE CA ELEM SCH DIST (Step to 6.20% on 8/1/2021)(b)	8/1/2035	0.00	1,001,622	1,360,394
1,000,000	ERIE CNTY PA HOSP AUTH	7/1/2027	7.00	1,000,000	1,066,130
1,000,000	ESCAMBIA CNTY FL HSG FIN AUTH SF MTGE REVENUE	10/1/2049	3.75	1,000,000	998,820
600,000	ESCONDIDO CA SPL TAX	9/1/2036	5.00	637,817	687,618
750,000	EVANSVILLE IN MF HSG REVENUE	1/1/2038	5.45	750,000	762,975
500,000	FAIRFAX CNTY VA REDEV & HSG AUTH MF REVENUE	8/1/2039	5.60	500,000	500,900
1,000,000	FESTIVAL RANCH AZ CMNTY FACS DIST	7/15/2024	6.25	1,000,707	1,010,030
315,000	FIDDLERS CREEK FL CDD #2 SPL ASSMNT REVENUE(c)	5/1/2013	5.75	314,118	198,450
750,000	FISHHAWK CCD IV FL SPL ASSMNT REVENUE	5/1/2033	7.00	750,000	782,512
1,000,000	FLORIDA ST DEV FIN CORP EDUCTNL FACS REVENUE(d)	6/15/2035	6.00	1,000,981	1,049,960
140,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2026	5.00	140,085	143,255
825,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2035	3.75	825,000	848,554
605,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2039	4.20	605,000	620,113
2,000,000	FLORIDA ST HSG FIN CORP REVENUE	1/1/2045	4.20	2,000,000	2,109,920
1,200,000	FORT SILL APACHE TRIBE OK ECONDEV AUTH GAMING ENTERPRISE REV(d)	8/25/2026	8.50	1,200,000	1,353,888
1,000,000	FRANKLIN CNTY KS UNIF SCH DIST #290	9/1/2039	4.75	1,038,587	1,112,150
1,000,000	FRANKLIN TN HLTH & EDUCTNL FACS BRD REVENUE(d)	6/1/2027	6.50	1,000,000	1,040,510
845,000	FULTON CNTY GA DEV AUTH	11/1/2028	5.25	732,970	841,290
1,000,000	FYI PROPERTIES WA LEASE REVENUE	6/1/2034	5.50	984,779	1,006,490
3,500,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2037	3.80	3,500,000	3,556,420

26	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2019 (unaudited)

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
2,000,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2037	4.00	$2,000,000	2,036,480
1,000,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2038	3.85	1,000,000	1,034,160
1,000,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2039	4.00	1,000,000	1,042,050
2,500,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2040	3.80	2,500,000	2,548,950
1,000,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2041	3.85	1,003,673	1,012,620
1,950,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2043	3.90	1,942,971	1,977,612
1,100,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2048	4.00	1,100,000	1,137,785
2,000,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2048	4.20	2,014,509	2,108,080
600,000	GLENDALE AZ INDL DEV AUTH	11/15/2036	5.00	616,279	629,076
550,000	GLENDALE AZ INDL DEV AUTH	11/15/2046	5.25	558,590	564,900
1,500,000	GRAND PARKWAY TRANSPRTN CORP TX SYS TOLL REVENUE (Step to 5.50% on 10/1/2023)(b)	10/1/2035	0.00	1,174,325	1,516,845
950,000	HAMILTON CNTY OH HLTH CARE REVENUE	1/1/2031	6.13	930,536	1,018,238
1,250,000	HARRIS CNTY TX CULTURAL EDU FACS FIN CORP REVENUE	8/15/2021	6.75	1,250,000	1,274,287
1,500,000	HARTNELL CA CMNTY CLG DIST (Step to 7.00% on 8/1/2022)(b)	8/1/2034	0.00	1,192,570	1,653,360
3,500,000	HEALDSBURG CA UNIF SCH DIST (Step to 4.60% on 8/1/2022)(b)	8/1/2037	0.00	3,005,554	3,313,730
1,000,000	HELENDALE CA SCH DIST (Step to 6.25% on 8/1/2019)(b)	8/1/2034	0.00	979,066	1,298,630
750,000	HEMPSTEAD TOWN NY LOCAL DEV CORP REVENUE	9/1/2038	5.00	753,805	827,625
800,000	HERITAGE HARBOUR FL N CDD SPL ASSMNT	5/1/2034	5.00	800,000	855,456
1,000,000	HIDALGO CNTY TX REGL MOBILITY AUTH VEHICLE REGISTRATION FEE	12/1/2038	5.25	1,019,025	1,137,440
1,500,000	HOUSTON TX HGR EDU FIN CORP	9/1/2038	5.50	1,523,229	1,666,215
750,000	IDAHO ST HLTH FACS AUTH REVENUE	10/1/2024	7.00	750,000	824,340
750,000	IDAHO ST HLTH FACS AUTH REVENUE	10/1/2029	7.38	743,175	821,137
1,000,000	IDAHO ST HLTH FACS AUTH REVENUE	10/1/2044	8.00	1,049,527	1,119,230
1,500,000	ILLINOIS ST	2/1/2030	4.00	1,493,406	1,594,860
500,000	ILLINOIS ST	7/1/2033	5.50	498,790	533,000
1,000,000	ILLINOIS ST EDUCTNL FACS AUTH	11/1/2036	4.50	1,000,000	1,054,490
500,000	ILLINOIS ST FIN AUTH EDU REVENUE	9/1/2032	6.00	500,000	557,585
675,000	ILLINOIS ST FIN AUTH EDUCTNL FAC REVENUE	2/1/2034	6.00	680,586	714,866
515,000	ILLINOIS ST FIN AUTH REVENUE	8/15/2026	6.00	515,000	515,427
500,000	ILLINOIS ST FIN AUTH REVENUE	5/15/2036	5.00	501,462	525,630
750,000	ILLINOIS ST FIN AUTH REVENUE	12/1/2037	5.00	767,890	789,052
500,000	ILLINOIS ST FIN AUTH REVENUE	5/1/2038	5.25	509,105	524,640
1,450,000	ILLINOIS ST FIN AUTH REVENUE	5/15/2038	5.13	1,409,323	1,461,890
1,000,000	ILLINOIS ST FIN AUTH REVENUE	5/15/2045	5.00	1,064,876	1,055,940
715,000	ILLINOIS ST HSG DEV AUTH	7/1/2034	4.95	715,000	766,995
1,000,000	ILLINOIS ST HSG DEV AUTH REVENUE	4/1/2041	3.88	1,000,000	1,026,490
1,000,000	ILLINOIS ST SALES TAX REVENUE	6/15/2033	5.00	1,076,347	1,108,900
1,500,000	ILLINOIS ST SPORTS FACS AUTH	6/15/2031	5.25	1,579,354	1,674,390
1,000,000	IMPERIAL CA CMNTY CLG DIST	8/1/2040	6.75	1,007,869	1,313,080
3,000,000	INDIANA ST FIN AUTH REVENUE	9/15/2030	6.50	3,026,896	3,258,990
500,000	INDIANA ST FIN AUTH REVENUE	11/15/2031	5.50	494,159	529,785
1,000,000	INDIANA ST FIN AUTH REVENUE	11/15/2033	6.50	988,327	1,096,930
1,000,000	INDIANA ST FIN AUTH REVENUE	3/1/2041	5.00	1,027,247	1,067,730
500,000	INDIANA ST FIN AUTH REVENUE	11/15/2041	5.88	528,394	556,355
1,000,000	INDIANA ST FIN AUTH REVENUE	11/15/2041	6.00	987,709	1,120,320
1,000,000	INDIANA ST FIN AUTH REVENUE	11/15/2046	5.25	1,033,558	1,095,640
1,500,000	INDIANA ST HSG & CMNTY DEV AUTH MF HSG REVENUE	1/1/2036	5.75	1,500,000	1,501,305
1,500,000	IOWA ST FIN AUTH REVENUE	5/15/2036	5.00	1,636,774	1,609,950
700,000	KALISPEL TRIBE OF INDIANS PRIORITY DIST WA REVENUE(d)	1/1/2038	5.25	686,060	759,696
630,000	KANSAS CITY MO INDL DEV AUTH	9/1/2023	5.45	630,000	644,679
1,000,000	KANSAS CITY MO INDL DEV AUTH	11/20/2039	5.10	1,000,000	1,021,470
1,300,000	KANSAS CITY MO INDL DEV AUTH SENIOR LIVING FACS REVENUE(d)	11/15/2036	5.75	1,300,000	1,134,432
885,000	KENTUCKY ST HSG CORP HSG REVENUE	7/1/2028	3.75	874,763	919,170
750,000	KING CNTY WA HSG AUTH	5/1/2028	5.20	750,000	751,875

27	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2019 (unaudited)

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
1,000,000	KIRKWOOD MO INDL DEV AUTH RETMNT CMNTY REVENUE	5/15/2037	5.25	$1,019,806	1,091,680
500,000	LAKE CNTY IL SCH DIST #33	12/1/2040	5.00	520,082	534,580
750,000	LAKE CNTY OH PORT & ECON DEV AUTH LEASE REVENUE(d)	12/1/2037	6.50	750,000	769,372
240,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2025	4.25	239,612	243,480
1,600,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2030	7.40	1,588,042	1,748,032
735,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2033	6.70	735,000	792,925
1,000,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2034	5.35	1,000,000	1,063,580
1,400,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2036	5.00	1,400,000	1,432,508
750,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE(d)	5/1/2037	5.00	744,694	774,112
750,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2037	5.25	745,611	789,285
700,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2038	5.00	700,000	711,165
1,000,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE(d)	5/1/2039	5.30	1,000,000	1,041,170
1,000,000	LAMBERTSON FARMS CO MET DIST #1 REVENUE	12/15/2025	5.00	991,140	1,002,160
500,000	LAMBERTSON FARMS CO MET DIST #1 REVENUE	12/15/2035	5.50	500,000	504,280
650,000	LEE CNTY FL INDL DEV AUTH(d)	12/1/2032	5.38	650,000	661,889
700,000	LEE CNTY FL INDL DEV AUTH(d)	12/1/2052	5.75	684,682	716,716
750,000	LEWISVILLE TX COMB CONTRACT REVENUE	9/1/2024	3.00	744,433	768,682
465,000	LEXINGTON OAKS FL CDD SPL ASSMNT REVENUE	5/1/2033	5.65	465,000	483,182
750,000	LEYDEN ROCK MET DIST #10	12/1/2045	5.00	766,839	763,267
1,000,000	LITTLETON VLG MET DIST #2 COLO SPL REV	12/1/2045	5.38	996,452	1,023,700
385,000	LONG LAKE RANCH CMNTY DEV DIST FLA CAP IMPT REV	5/1/2024	5.63	385,000	395,383
250,000	LONG LAKE RANCH CMNTY DEV DISTFLA CAP IMPT REV	5/1/2026	4.00	249,694	251,125
500,000	LONG LAKE RESERVE CMNTY DEV DIST SPL ASSMNT	5/1/2038	5.00	498,755	511,335
1,000,000	LOUISIANA ST ENERGY & PWR AUTH PWR PROJ REVENUE	6/1/2038	5.25	1,011,140	1,113,180
220,000	LOUISIANA ST HSG FIN AGY SF MTGE REVENUE	12/1/2034	5.10	220,000	221,305
500,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH	11/15/2025	5.25	527,094	532,115
1,000,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH	11/15/2030	6.00	1,013,543	1,103,640
700,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH REVE(d)	11/1/2037	5.65	700,000	767,200
700,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH REVENUE(d) 11/1/2039		5.50	700,000	738,773
500,000	LOUISIANA ST PUBLIC FACS AUTH HOSP REVENUE	7/1/2035	5.00	533,653	561,084
1,000,000	LOUISIANA ST PUBLIC FACS AUTH HOSP REVENUE	7/1/2047	5.00	1,099,174	1,111,030
750,000	LOUISIANA ST PUBLIC FACS AUTH REVENUE	5/1/2031	6.50	747,460	789,442
400,000	LOUISIANA ST PUBLIC FACS AUTH REVENUE (Floating, ICE LIBOR USD 3M + 0.70%)(e)	2/15/2036	2.50	400,000	380,444
500,000	LUCAS CNTY OH HLTH CARE FACS REVENUE	8/15/2030	5.50	493,731	530,090
1,500,000	LUCAS MET HSG AUTH OH COPS	11/1/2036	5.00	1,559,594	1,614,870
1,480,000	LUZERNE CNTY PA	11/1/2026	7.00	1,488,437	1,523,349
1,000,000	MACON & MOULTRIE CNTYS IL CMNTY SCH DIST #3 MOUNT ZION	12/1/2041	5.50	1,018,888	1,116,730
1,000,000	MACON CNTY IL SCH DIST #61	1/1/2037	5.25	1,007,788	1,048,660

28	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2019 (unaudited)

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
1,080,000	MACOUPIN SANGAMON & MONTGOMERY CNTYS IL CMNTY SCH DIST #34	12/1/2037	4.25	$1,108,928	1,124,064
250,000	MAGNOLIA CREEK FL CDD CAPITAL IMPT REVENUE(c)	5/1/2014	5.60	250,000	45,000
1,000,000	MAINE ST HSG AUTH MTGE PURCHASE	11/15/2035	4.00	1,000,000	1,038,760
1,000,000	MAINE ST HSG AUTH MTGE PURCHASE	11/15/2036	3.90	1,000,000	1,041,580
1,500,000	MAINE ST HSG AUTH MTGE PURCHASE	11/15/2040	3.85	1,500,000	1,535,880
500,000	MAINE ST HSG AUTH MTGE PURCHASE	11/15/2042	4.05	500,000	515,515
430,000	MAINE ST HSG AUTH MTGE REVENUE	11/15/2037	4.50	430,000	446,761
1,000,000	MALTA IL TAX INCR REVENUE(c)	12/30/2025	5.75	1,000,000	320,000
500,000	MANATEE CNTY FL SCH BRD COPS	7/1/2031	5.63	496,695	544,930
800,000	MARICOPA CNTY AZ INDL DEV AUTH EDU REVENUE	7/1/2035	5.00	846,343	833,488
750,000	MARICOPA CNTY AZ INDL DEV AUTH SENIOR LIVING FACS REVENUE(d)	1/1/2036	5.75	741,998	763,995
462,000	MARQUIS VA CMNTY DEV AUTH REVENUE(f)	9/1/2041	0.00	147,402	24,763
349,000	MARQUIS VA CMNTY DEV AUTH REVENUE	9/1/2041	5.63	374,737	229,024
745,000	MARSHALL CREEK FL CDD SPL ASSMNT	5/1/2032	5.00	758,652	755,884
750,000	MARTINEZ CA UNIF SCH DIST	8/1/2035	6.13	747,999	929,220
500,000	MARYLAND ST CMNTY DEV ADMIN DEPT HSG & CMNTY DEV	7/1/2031	4.50	500,000	525,150
562,946	MASHANTUCKET WSTRN PEQUOT TRIBE CT	7/1/2031	6.05	581,382	19,281
775,000	MASSACHUSETTS ST DEV FIN AGY REVENUE	7/1/2030	6.38	767,310	816,966
700,000	MASSACHUSETTS ST DEV FIN AGY REVENUE(d)	10/1/2047	5.00	748,693	740,187
530,000	MASSACHUSETTS ST EDUCTNL FING AUTH	1/1/2028	5.25	530,000	540,367
700,000	MASSACHUSETTS ST HSG FIN AGY	12/1/2033	5.00	700,000	742,245
700,000	MASSACHUSETTS ST HSG FIN AGY	12/1/2038	5.15	700,000	741,643
1,000,000	MASSACHUSETTS ST HSG FIN AGY	12/1/2043	5.00	1,000,000	1,063,430
625,000	MASSACHUSETTS ST HSG FIN AGY HSG REVENUE	6/1/2040	5.05	625,000	626,863
2,770,000	MASSACHUSETTS ST HSG FIN AGY HSG REVENUE	12/1/2043	4.00	2,770,000	2,808,198
2,000,000	MASSACHUSETTS ST HSG FIN AGY HSG REVENUE	6/1/2046	4.20	2,000,000	2,075,660
160,000	MEAD NE TAX INCR REVENUE(c)	7/1/2012	5.13	160,000	14,880
1,000,000	MEDFORD OR HOSP FACS AUTH REVENUE	10/1/2042	5.00	1,026,297	1,070,110
600,000	MERRILLVILLE IN ECON DEV REVENUE	4/1/2036	5.75	600,000	572,484
500,000	MET PIER & EXPOSITION AUTH IL REVENUE	6/15/2057	5.00	520,764	528,505
1,000,000	MIAMI FL HLTH FACS AUTH	7/1/2038	5.13	1,038,463	1,096,610
135,000	MIAMI-DADE CNTY FL HLTH FACS AUTH HOSP REVENUE	8/1/2030	6.00	131,055	142,044
750,000	MICHIGAN ST FIN AUTH REVENUE	11/15/2035	5.25	745,846	772,335
1,500,000	MICHIGAN ST HOSP FIN AUTH	6/1/2034	6.13	1,501,790	1,511,265
1,850,000	MICHIGAN ST HSG DEV AUTH	10/1/2035	4.10	1,850,000	1,930,142
855,000	MICHIGAN ST HSG DEV AUTH	12/1/2035	3.95	855,000	891,038
1,000,000	MICHIGAN ST HSG DEV AUTH	12/1/2036	3.70	1,000,000	1,026,550
940,000	MICHIGAN ST HSG DEV AUTH	12/1/2040	3.95	940,000	962,287
600,000	MICHIGAN ST HSG DEV AUTH	10/1/2042	3.75	600,000	610,236
1,650,000	MICHIGAN ST HSG DEV AUTH	10/1/2043	4.00	1,650,000	1,708,558
315,000	MICHIGAN ST HSG DEV AUTH	12/1/2045	3.70	315,000	315,674
2,500,000	MICHIGAN ST HSG DEV AUTH SF MTGE REVENUE	12/1/2038	4.13	2,500,000	2,641,200
1,000,000	MICHIGAN ST HSG DEV AUTH SF MTGE REVENUE	6/1/2049	4.00	1,003,760	1,028,530
500,000	MICHIGAN ST PUBLIC EDUCTNL FACS AUTH	11/1/2028	6.35	500,000	500,790
185,000	MINNESOTA ST HSG FIN AGY	7/1/2034	5.05	185,000	185,812
375,000	MINNESOTA ST HSG FIN AGY	1/1/2040	5.10	375,000	376,549
1,000,000	MISHAWAKA IN MF HSG REVENUE(d)	1/1/2038	5.38	1,000,000	1,012,090
1,000,000	MISSISSIPPI ST DEV BANK SPL OBLG	10/1/2031	6.50	979,038	1,053,850
995,000	MISSOURI ST HSG DEV COMMISSION SF MTGE REVENUE	11/1/2048	3.80	995,000	1,021,348

29	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund

March 31, 2019 (unaudited)

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
920,000	MONTANA ST BRD OF HSG	12/1/2038	3.75	$920,000	939,164
600,000	MONTANA ST BRD OF HSG	12/1/2038	5.20	600,000	644,292
1,000,000	MONTANA ST BRD OF HSG	6/1/2045	4.00	1,000,000	1,038,760
935,000	MONTANA ST BRD OF HSG SF MTGE	12/1/2037	3.95	935,000	972,727
840,000	MONTANA ST BRD OF HSG SF MTGE	12/1/2038	4.00	842,262	868,972
500,000	MONTGOMERY CNTY MD HSG OPPORTUNITIES COMMISSION MF REVENUE	7/1/2037	5.13	500,000	514,805
890,000	MONTGOMERY CNTY MD HSG OPPORTUNITIES COMMISSION SF MTGE REVENUE	7/1/2038	4.00	890,000	895,714
700,000	MORONGO BAND OF MISSION INDIANS CA REVENUE(d)	10/1/2042	5.00	700,000	761,208
631,973	MOUNT CARBON CO MET DIST REVENUE	6/1/2043	7.00	631,972	568,775
200,000	MOUNT CARBON CO MET DIST REVENUE(c)	6/1/2043	8.00	-	44,000
500,000	MULTNOMAH CNTY OR HOSP FACS AUTH REVENUE	12/1/2029	5.00	516,890	534,105
615,000	MUNSTER IN ECON DEV TAX INCR REVENUE	7/15/2026	4.75	613,109	673,167
323,000	N CENTRL TEXAS ST HLTH FAC DEV CORP	2/15/2025	5.38	323,000	323,320
380,000	N SPRINGS FL IMPT DIST	5/1/2027	6.00	380,000	398,806
1,000,000	N TX TOLLWAY AUTH REVENUE	1/1/2034	6.00	1,000,000	1,076,030
1,000,000	N TX TOLLWAY AUTH REVENUE	1/1/2042	6.20	999,179	1,210,530
600,000	NASHVILLE MET DEV & HSG AGY TN TAX INCR REVENUE(d)	6/1/2036	5.13	600,000	642,294
1,000,000	NATRONA CNTY WY HOSP REVENUE	9/15/2031	6.35	1,000,000	1,091,360
500,000	NAVAJO NATION AZ(d)	12/1/2030	5.50	526,459	558,635
570,000	NEBRASKA ST INVESTMENT FIN AUTH SF HSG REVENUE	9/1/2035	3.75	570,000	592,179
970,000	NEBRASKA ST INVESTMENT FIN AUTH SF HSG REVENUE	9/1/2035	3.90	970,000	1,003,998
1,080,000	NEVADA ST HSG DIV SF MTGE REVENUE	10/1/2039	3.85	1,080,000	1,100,628
110,000	NEVADA ST HSG DIV SF MTGE REVENUE	10/1/2040	5.10	110,000	111,230
1,000,000	NEW HAMPSHIRE ST HLTH & EDU FACS AUTH REVENUE	1/1/2034	6.00	975,099	1,075,130
1,000,000	NEW HAMPSHIRE ST HSG FIN AUTH MF REVENUE	7/1/2031	5.20	1,000,000	1,048,250
1,500,000	NEW HAMPSHIRE ST HSG FIN AUTH MF REVENUE	7/1/2052	4.00	1,500,000	1,541,085
275,000	NEW HAMPSHIRE ST HSG FIN AUTH SF REVENUE	7/1/2034	5.38	275,000	275,396
1,000,000	NEW HOPE CULTURAL ED FACS FIN CORP TX RETIREMENT FAC REVENUE	10/1/2034	5.00	1,006,740	1,048,540
750,000	NEW HOPE CULTURAL ED FACS FIN CORP TX RETIREMENT FAC REVENUE	1/1/2035	5.50	761,782	798,885
750,000	NEW HOPE CULTURAL EDU FACS FIN CORP TX EDU REVENUE(d)	8/15/2036	5.00	754,470	757,463
1,000,000	NEW HOPE CULTURAL EDU FACS FIN CORP TX EDU REVENUE	8/15/2036	5.50	1,003,694	1,026,480
1,000,000	NEW HOPE CULTURAL EDU FACS FIN CORP TX EDU REVENUE(d)	8/15/2037	6.00	1,016,545	1,048,230
1,100,000	NEW HOPE CULTURAL EDU FACS FIN CORP TX STUDENT HSG REV	4/1/2046	5.00	1,138,272	1,191,597
750,000	NEW JERSEY ST ECON DEV AUTH	6/15/2037	5.00	780,381	825,660
500,000	NEW JERSEY ST ECON DEV AUTH	6/15/2042	5.00	539,497	540,910
750,000	NEW JERSEY ST ECON DEV AUTH REVENUE	7/15/2047	5.00	800,792	806,235
80,000	NEW JERSEY ST HGR EDU ASSISTANCE AUTH STUDENT LOAN REVENUE	6/1/2024	5.38	79,803	80,421
1,000,000	NEW JERSEY ST HSG & MTGE FIN AGY MF CONDUIT REVENUE	1/1/2030	3.60	1,000,000	1,031,940
1,000,000	NEW JERSEY ST HSG & MTGE FIN AGY MF REVENUE	5/1/2041	4.95	968,990	1,010,970
845,000	NEW JERSEY ST HSG & MTGE FIN AGY REVENUE	10/1/2030	4.50	845,000	881,808
355,000	NEW JERSEY ST HSG & MTGE FIN AGY REVENUE	10/1/2034	5.00	355,000	355,000
3,500,000	NEW JERSEY ST HSG & MTGE FIN AGY REVENUE	10/1/2035	3.75	3,500,000	3,636,045

30	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund

March 31, 2019 (unaudited)

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
515,000	NEW JERSEY ST HSG & MTGE FIN AGY REVENUE	10/1/2035	5.00	$515,000	515,000
890,000	NEW JERSEY ST HSG & MTGE FIN AGY REVENUE	10/1/2037	5.00	884,643	890,000
1,000,000	NEW JERSEY ST HSG & MTGE FIN AGY REVENUE	4/1/2049	4.00	1,002,992	1,037,010
500,000	NEW JERSEY ST TRANSPRTN TRUST FUND AUTH	6/15/2041	5.25	508,723	542,355
195,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2029	4.80	195,000	196,037
395,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2034	5.00	395,000	397,931
655,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2042	3.90	655,000	663,685
980,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2042	4.13	980,000	1,003,706
1,530,000	NEW MEXICO ST MTGE FIN AUTH	7/1/2043	3.85	1,530,000	1,572,182
905,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2046	3.80	905,000	922,313
770,000	NEW MEXICO ST MTGE FIN AUTH	7/1/2048	3.90	770,000	793,200
1,000,000	NEW MEXICO ST MTGE FIN AUTH	7/1/2048	4.00	1,002,151	1,032,320
1,000,000	NEW MEXICO ST MTGE FIN AUTH	7/1/2049	4.00	1,000,000	1,044,680
115,000	NEW RIVER FL CDD CAPITAL IMPT REVENUE(c)	5/1/2013	5.00	114,821	1
1,000,000	NEW YORK CITY NY HSG DEV CORP MF HSG REVENUE	11/1/2037	3.80	1,000,000	1,015,550
1,000,000	NEW YORK CITY NY HSG DEV CORP MF HSG REVENUE	11/1/2039	4.30	1,000,000	1,038,180
600,000	NEW YORK CITY NY HSG DEV CORP MF HSG REVENUE	11/1/2042	3.85	601,765	615,528
1,000,000	NEW YORK CITY NY HSG DEV CORP MF HSG REVENUE	11/1/2047	3.65	1,000,000	1,009,420
1,000,000	NEW YORK CITY NY HSG DEV CORP MF HSG REVENUE	11/1/2049	3.95	1,000,000	1,029,990
2,000,000	NEW YORK CITY NY MUNI WTR FIN AUTH WTR & SWR SYS REVENUE	6/15/2038	5.00	2,118,723	2,221,880
1,000,000	NEW YORK ST HSG FIN AGY	11/1/2041	4.10	1,000,000	1,042,610
1,000,000	NEW YORK ST HSG FIN AGY	11/1/2042	4.00	1,000,000	1,033,550
1,000,000	NEW YORK ST HSG FIN AGY	11/1/2048	3.95	1,000,000	1,028,520
1,500,000	NEW YORK ST HSG FIN AGY REVENUE	11/1/2034	3.65	1,500,000	1,534,080
500,000	NEW YORK ST HSG FIN AGY REVENUE	11/1/2045	5.10	500,000	538,690
4,000,000	NEW YORK ST HSG FIN AGY REVENUE	5/1/2048	4.10	4,000,000	4,069,000
955,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2036	3.90	955,000	992,407
470,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2042	3.75	470,000	474,390
1,000,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2043	4.20	1,000,000	1,056,090
1,500,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2048	3.80	1,500,000	1,523,865
1,000,000	NORTH CAROLINA ST HSG FIN AGY HOME OWNERSHIP REVENUE	7/1/2037	3.85	1,000,000	1,036,520
995,000	NORTH CAROLINA ST HSG FIN AGY HOME OWNERSHIP REVENUE	1/1/2041	3.95	1,008,260	1,025,377
1,000,000	NORTH CAROLINA ST HSG FIN AGY HOME OWNERSHIP REVENUE	1/1/2048	4.00	1,000,000	1,031,250
1,750,000	NORTH CAROLINA ST HSG FIN AGY HOME OWNERSHIP REVENUE	7/1/2049	3.63	1,750,000	1,747,847
600,000	NORTH CAROLINA ST MED CARE COMMISSION RETMNT FACS REVENUE	10/1/2038	5.00	596,270	619,230
480,000	NORTH DAKOTA ST HSG FIN AGY	7/1/2048	4.00	510,711	509,405
565,000	NORTH LAS VEGAS NV LOCAL IMPT(d)	12/1/2027	4.00	552,041	555,627
565,000	NORTH LAS VEGAS NV LOCAL IMPT(d)	12/1/2037	5.00	566,177	570,678
500,000	NORTH SPRINGS FL IMPT DIST	5/1/2044	6.50	500,000	515,790
1,000,000	NTHRN IL UNIV	4/1/2026	5.50	1,002,297	1,031,610
1,400,000	NTHRN PALM BEACH CNTY FL IMPT DIST	8/1/2029	5.00	1,407,307	1,482,390
500,000	NTHRN PALM BEACH CNTY FL IMPT DIST	8/1/2037	5.00	510,223	524,615
2,000,000	OAK PARK CA UNIF SCH DIST (Step to 7.10% on 8/1/2021)(b)	8/1/2038	0.00	1,700,986	2,469,540
580,000	OAKLAND CNTY MI ECON DEV CORP LTD OBLG REVENUE	12/1/2020	6.50	579,180	591,066
920,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2039	3.35	825,150	919,227
1,495,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2048	4.00	1,495,000	1,545,905

31	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund

March 31, 2019 (unaudited)

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
1,500,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	3/1/2049	4.00	$1,500,000	1,552,860
50,000	OKLAHOMA ST HSG FIN AGY SF MTGE REVENUE	3/1/2032	5.15	50,000	50,066
1,000,000	ORANGE CNTY FL HLTH FACS AUTH REVENUE	8/1/2034	5.00	1,039,318	1,083,380
750,000	ORANGE CNTY FL HLTH FACS AUTH REVENUE	8/1/2035	5.00	779,662	820,680
1,000,000	ORANGE CNTY FL HLTH FACS AUTH REVENUE	8/1/2047	5.00	1,073,834	1,080,800
655,000	ORANGE CNTY FL HSG FIN AUTH	9/1/2035	3.80	655,000	674,395
2,000,000	OREGON ST	12/1/2039	3.90	2,000,000	2,044,040
645,000	OREGON ST HSG & CMNTY SVCS DEPT MTGE REVENUE	7/1/2035	3.75	645,000	657,674
780,000	OREGON ST HSG & CMNTY SVCS DEPT MTGE REVENUE	7/1/2038	4.00	780,000	791,084
1,280,000	OREGON ST HSG & CMNTY SVCS DEPT MTGE REVENUE	7/1/2048	3.75	1,280,000	1,302,720
500,000	PALISADE CO MET DIST #2 LIMITED TAX	12/1/2046	5.00	511,146	506,110
500,000	PALM BEACH CNTY FL HLTH FACS AUTH REVENUE	6/1/2034	7.25	500,000	561,250
1,200,000	PALM BEACH CNTY FL HLTH FACS AUTH REVENUE	5/15/2036	5.00	1,309,419	1,287,960
500,000	PALM BEACH CNTY FL HLTH FACS AUTH REVENUE	6/1/2049	7.50	492,642	564,305
1,000,000	PELL CITY AL SPL CARE FACS FING AUTH REVENUE	12/1/2031	5.00	1,029,384	1,073,210
500,000	PENNSYLVANIA ST HGR EDUCTNL FACS AUTH REVENUE (Floating, ICE LIBOR USD 3M + 0.65%)(e)	7/1/2039	2.39	500,000	433,455
1,000,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2038	3.95	1,000,000	1,036,740
500,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2038	4.00	500,000	508,145
3,200,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2040	4.05	3,200,000	3,285,693
1,835,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2042	3.65	1,835,000	1,868,874
575,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2042	3.70	575,000	579,106
745,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2042	4.00	745,000	765,942
1,000,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2045	4.10	992,500	1,000,000
1,000,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2047	4.00	1,000,000	1,028,680
1,935,000	PENNSYLVANIA ST TURNPIKE COMMISSION TURNPIKE REVENUE	12/1/2035	5.13	1,929,495	2,049,146
1,500,000	PENNSYLVANIA ST TURNPIKE COMMISSION TURNPIKE REVENUE (Step to 4.60% on 12/1/2021)(b)	12/1/2037	0.00	1,324,998	1,491,210
1,000,000	PEORIA AZ INDL DEV AUTH	11/15/2029	5.25	1,000,000	1,005,250
400,000	PHILADELPHIA PA AUTH FOR INDL DEV REVENUES	6/15/2023	6.13	400,000	422,192
750,000	PHILADELPHIA PA AUTH FOR INDL DEV REVENUES	8/1/2036	5.63	739,747	772,852
1,000,000	PHOENIX AZ INDL DEV AUTH EDU REVENUE(d)	7/1/2036	5.13	985,855	1,025,770
750,000	PHOENIX AZ INDL DEV AUTH EDU REVENUE	7/1/2042	6.30	781,825	827,655
2,500,000	PHOENIX AZ INDL DEV AUTH LEASE REVENUE	6/1/2034	5.25	2,518,079	2,719,175
1,000,000	PIKE PLACE MARKET WA PRESERVATION & DEV AUTH SPL OBLG	12/1/2040	5.00	1,055,616	1,139,110
900,000	PIMA CNTY AZ INDL DEV AUTH EDU REVENUE(d)	12/1/2026	5.25	900,000	937,368
10,000	PIMA CNTY AZ INDL DEV AUTH EDU REVENUE	7/1/2031	6.75	7,835	10,032
750,000	PIMA CNTY AZ INDL DEV AUTH EDU REVENUE(d)	6/15/2037	4.75	736,538	761,295

32	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund

March 31, 2019 (unaudited)

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
2,625,000	PITTSBURG CALIF UNI SCH DIST FING AUTH REV(f)	9/1/2031	0.00	$1,336,929	1,234,065
820,000	POINCIANA FL W CDD SPL ASSMNT	5/1/2030	5.38	811,506	854,399
750,000	POLK CNTY OR HOSP FAC AUTH REVENUE	7/1/2035	5.13	750,000	782,280
2,000,000	PORT SAINT LUCIE FL RESEARCH FACS REVENUE	5/1/2033	5.00	2,017,608	2,071,000
1,000,000	PROMENADE CASTLE ROCK CO MET DIST #1	12/1/2025	5.13	1,000,000	1,053,140
380,000	PUBLIC FIN AUTH WI CCRC REVENUE(d)	6/1/2020	7.00	378,953	390,469
1,500,000	PUBLIC FIN AUTH WI CCRC REVENUE(d)	6/1/2046	8.25	1,541,128	1,676,295
16,520	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(d)(f)	1/1/2046	0.00	767	519
18,299	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(d)(f)	1/1/2047	0.00	834	571
17,930	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(d)(f)	1/1/2048	0.00	806	555
17,786	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(d)(f)	1/1/2049	0.00	788	547
17,496	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(d)(f)	1/1/2050	0.00	765	534
18,980	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(d)(f)	1/1/2051	0.00	819	576
451,406	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(d)(e)(g)	7/1/2051	3.75	449,050	415,113
19,357	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(d)(f)	1/1/2052	0.00	824	583
19,095	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(d)(f)	1/1/2053	0.00	802	572
18,909	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(d)(f)	1/1/2054	0.00	785	563
18,634	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(d)(f)	1/1/2055	0.00	766	551
18,360	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(d)(f)	1/1/2056	0.00	745	540
95,189	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(d)	7/1/2056	5.50	95,098	90,564
18,454	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(d)(f)	1/1/2057	0.00	1,524	539
18,165	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(d)(f)	1/1/2058	0.00	719	528
17,992	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(d)(f)	1/1/2059	0.00	705	520
17,834	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(d)(f)	1/1/2060	0.00	693	513
17,573	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(d)(f)	1/1/2061	0.00	676	503
17,400	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(d)(f)	1/1/2062	0.00	663	495
17,125	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(d)(f)	1/1/2063	0.00	646	484
16,967	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(d)(f)	1/1/2064	0.00	635	478
16,823	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(d)(f)	1/1/2065	0.00	625	472
16,731	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(d)(f)	1/1/2066	0.00	616	467
215,987	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(d)(f)	1/1/2067	0.00	7,706	5,994
655,000	PUBLIC FIN AUTH WI REVENUE	4/1/2025	5.00	658,361	691,693
1,250,000	PUBLIC FIN AUTH WI REVENUE(d)	11/1/2028	6.25	1,250,000	1,363,287
600,000	PUBLIC FIN AUTH WI REVENUE	4/1/2032	5.50	600,000	632,292
1,000,000	PUBLIC FIN AUTH WI REVENUE(d)	1/1/2033	6.13	988,476	1,072,450
341,645	PUBLIC FIN AUTH WI REVENUE(f)	10/1/2042	0.00	377,898	63,681
515,000	PUBLIC FIN AUTH WI REVENUE	10/1/2042	7.00	538,523	505,122
450,000	PUBLIC FIN AUTH WI REVENUE(d)	12/1/2048	5.50	450,000	465,296
1,130,000	PUBLIC FIN AUTH WI SENIOR LIVING REVENUE(d)	11/15/2024	5.00	1,127,222	1,208,603
700,000	PUBLIC FIN AUTH WIS ED REV	7/1/2038	5.00	728,887	761,523
1,500,000	PUERTO RICO CMWLTH	7/1/2035	5.00	1,500,000	1,583,565

33	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund

March 31, 2019 (unaudited)

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
1,045,000	QUECHAN INDIAN TRIBE AZ FORT YUMA INDIAN RESERVATION	5/1/2025	9.75	$1,045,000	1,153,022
750,000	RED RIVER TX HLTH FACS DEV CORP RETIREMENT FAC REVENUE	11/15/2034	7.50	746,500	846,682
1,000,000	REDONDO BEACH CA UNIF SCH DIST	8/1/2034	6.38	997,932	1,292,050
750,000	REEF-SUNSET CA UNIF SCH DIST (Step to 4.85% on 8/1/2021)(b)	8/1/2038	0.00	670,656	745,973
665,000	RHODE ISLAND ST HSG & MTGE FIN CORP	10/1/2028	4.00	662,377	683,514
750,000	RHODE ISLAND ST HSG & MTGE FIN CORP	10/1/2037	3.90	750,000	763,725
1,000,000	RIVERSIDE CA CMNTY PPTYS DEV INC LEASE REVENUE	10/15/2038	6.00	1,014,225	1,201,970
1,000,000	ROCHESTER MN	9/1/2038	5.13	1,000,000	1,007,380
500,000	ROWLEY MA	5/1/2027	4.00	500,046	500,820
1,500,000	S TAHOE CA JT PWRS FING AUTH LEASE REVENUE	10/1/2030	5.00	1,599,270	1,707,630
425,000	S WSTRN IL DEV AUTH(c)	10/1/2022	7.00	425,000	246,500
350,000	SACRAMENTO CNTY CA WTR FING AUTH REVENUE (Floating, ICE LIBOR USD 3M + 0.57%)(e)	6/1/2039	2.33	350,000	325,945
750,000	SAINT LOUIS CNTY MO INDL DEV AUTH SENIOR LIVING FACS	9/1/2042	5.00	760,561	769,830
750,000	SAINT TAMMANY LA PUBLIC TRUST FING AUTH	11/15/2037	5.25	759,055	795,180
500,000	SAN DIEGO CA HSG AUTH MF HSG REVENUE	5/1/2029	5.00	500,000	526,510
1,500,000	SAN GABRIEL CA UNIF SCH DIST	8/1/2039	5.35	1,496,889	1,658,910
1,000,000	SAN JOSE CA FING AUTH	6/1/2039	5.00	1,033,368	1,115,170
500,000	SANTA MONICA CA REDEV AGY	7/1/2036	5.88	505,914	547,020
1,000,000	SCHERERVILLE IN ECON DEV REVENUE	1/15/2030	6.00	1,010,053	1,140,010
1,000,000	SCOTTS BLUFF CNTY NE HOSP AUTH	2/1/2037	5.25	1,046,322	1,090,850
770,000	SEATTLE WA HSG AUTH POOLED HSG REVENUE	9/15/2033	5.75	779,018	866,150
500,000	SEVEN OAKS FL CMNTY DEV DIST SPL ASSMNT REVENUE	5/1/2033	5.50	490,396	525,125
150,000	SHELBY CNTY TN HLTH EDUCTNL & HSG FACS BRD REVENUE(c)	1/1/2019	5.35	134,965	375
625,000	SHELBY CNTY TN HLTH EDUCTNL & HSG FACS BRD REVENUE(c)	1/1/2029	5.55	556,862	1,563
130,000	SHELBY CNTY TN HLTH EDUCTNL & HSG FACS BRD REVENUE(c)	1/1/2029	6.00	-	1
525,000	SHERIDAN AR SCH DIST #37	2/1/2047	4.00	534,717	535,469
5,000	SILVERLEAF FL CDD CAPITAL IMPT REVENUE	5/1/2023	6.50	5,000	5,020
205,000	SILVERLEAF FL CDD CAPITAL IMPT REVENUE	5/1/2044	6.75	201,327	219,604
230,000	SOUTH CAROLINA ST EDU ASSISTANCE AUTH	10/1/2029	5.10	228,149	233,186
1,000,000	SOUTH CAROLINA ST PUBLIC SVC AUTH REVENUE	12/1/2038	5.00	1,043,865	1,094,110
1,400,000	SOUTH CAROLINA ST PUBLIC SVC AUTH REVENUE	12/1/2043	5.75	1,449,046	1,657,992
500,000	SOUTH DAKOTA ST HLTH & EDUCTNL FACS AUTH	9/1/2032	5.00	499,500	516,035
1,000,000	SPRINGDALE AR SALES & USE REVENUE	4/1/2041	3.60	971,780	1,011,760
500,000	ST VRAIN LAKES MET DIST #2	12/1/2037	5.00	500,000	506,465
1,000,000	STC MET DIST #2 CO	12/1/2038	6.00	971,839	1,027,300
142,538	STERLING HILL FL CDD CAPITAL IMPT REVENUE(c)	11/1/2010	5.50	142,538	91,224
1,000,000	SUGAR LAND TX DEV CORP SALES TAX REVENUE	2/15/2033	5.00	1,059,474	1,101,670
2,320,000	SULPHUR SPRINGS CA UNION SCH DIST COPS	12/1/2037	6.50	2,318,098	2,826,220
1,500,000	SUTTER BUTTE CA FLOOD AGY ASSMNT REVENUE	10/1/2038	4.00	1,483,902	1,560,675
1,100,000	TALLAHASSEE FL HLTH FACS REVENUE	12/1/2040	5.00	1,151,620	1,206,436
500,000	TALLMAN GULCH MET DIST CO	12/1/2047	5.25	500,000	501,075
1,000,000	TARRANT CNTY TX CULTURAL EDU FACS FIN CORP HOSP REVENUE	11/15/2038	5.00	1,051,212	1,102,240

34	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund

March 31, 2019 (unaudited)

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
1,000,000	TARRANT CNTY TX CULTURAL EDU FACS FIN CORP RETMNT FAC REVENUE(c)	11/15/2022	5.50	$1,000,000	790,000
750,000	TARRANT CNTY TX CULTURAL EDU FACS FIN CORP RETMNT FAC REVENUE	11/15/2024	5.63	750,000	758,408
750,000	TARRANT CNTY TX CULTURAL EDU FACS FIN CORP RETMNT FAC REVENUE	11/15/2035	5.00	773,423	719,700
1,485,000	TARRANT CNTY TX CULTURAL EDU FACS FIN CORP RETMNT FAC REVENUE	11/15/2037	6.63	1,507,821	1,683,515
750,000	TAYLOR MI BROWNFIELD REDEV AUTH	5/1/2032	5.00	780,672	825,885
500,000	TEMPE AZ INDL DEV AUTH REVENUE(d)	10/1/2024	4.70	498,772	510,410
500,000	TEMPE AZ INDL DEV AUTH REVENUE(d)	10/1/2037	6.00	502,923	554,340
855,000	TENNESSEE HSG DEV AGY RSDL FING PROGRAM REVENUE	1/1/2031	3.60	862,756	870,723
990,000	TENNESSEE HSG DEV AGY RSDL FING PROGRAM REVENUE	7/1/2042	3.85	990,000	1,015,789
985,000	TENNESSEE HSG DEV AGY RSDL FING PROGRAM REVENUE	7/1/2042	3.90	985,000	1,010,600
2,000,000	TENNESSEE HSG DEV AGY RSDL FING PROGRAM REVENUE	7/1/2044	4.00	2,015,298	2,078,540
995,000	TENNESSEE HSG DEV AGY RSDL FING PROGRAM REVENUE	1/1/2049	3.95	995,000	1,022,263
2,000,000	TENNESSEE HSG DEV AGY RSDL FING PROGRAM REVENUE	1/1/2049	4.05	2,000,000	2,072,560
525,000	TENNESSEE ST HSG DEV AGY	1/1/2035	3.85	525,000	532,613
1,000,000	TEXAS ST DEPT OF HSG & CMNTY AFFAIRS	9/1/2048	4.25	1,019,850	1,051,370
700,000	TOBACCO SETTLEMENT FING CORP NJ	6/1/2046	5.00	705,077	738,381
50,000	TOLOMATO FL CDD (Step to 6.61% on 5/1/2022)(b)	5/1/2040	0.00	45,777	41,501
115,000	TOLOMATO FL CDD (Step to 6.61% on 11/1/2024)(b)	5/1/2040	0.00	78,298	77,016
85,000	TOLOMATO FL CDD (Step to 6.61% on 5/1/2019)(b)	5/1/2040	0.00	82,889	84,599
185,000	TOLOMATO FL CDD (Step to 6.61% on 11/1/2021)(b)	5/1/2040	0.00	157,454	150,773
1,500,000	TOLOMATO FL CDD	5/1/2040	3.75	1,440,678	1,529,025
125,000	TOLOMATO FL CDD(c)	5/1/2040	6.61	-	1
1,000,000	TRACY CA JT UNIF SCH DIST (Step to 7.30% on 8/1/2027)(b)	8/1/2041	0.00	643,332	909,610
600,000	TRAVIS CNTY TX HLTH FACS DEV CORP	1/1/2046	7.13	635,580	656,106
750,000	TRAVIS CNTY TX HLTH FACS DEV CORP(e)(g)	1/1/2047	5.25	750,000	777,967
700,000	TROUT CREEK CDD FL CAPITAL IMPT REVENUE	5/1/2038	5.38	700,000	728,287
500,000	TSR CDD FL SPL ASSMNT REVENUE	11/1/2035	5.38	498,636	532,525
1,250,000	TUSTIN CA UNIF SCH DIST (Step to 6.00% on 8/1/2019)(b)	8/1/2028	0.00	1,221,197	1,353,100
485,000	UNIVERSAL ACADEMY MI PUBLIC SCH ACADEMY REVENUE	12/1/2023	6.50	480,203	498,056
750,000	UPPER IL RIVER VLY DEV AUTH(d)	12/1/2022	4.00	744,938	743,663
750,000	UPPER IL RIVER VLY DEV AUTH(d)	12/1/2037	5.25	767,169	764,587
1,000,000	UTAH ST CHRT SCH FIN AUTH CHRT SCH REVENUE(d)	7/15/2033	4.65	989,665	1,001,090
1,500,000	UTAH ST CHRT SCH FIN AUTH CHRT SCH REVENUE	10/15/2033	6.50	1,500,000	1,502,520
1,000,000	UTAH ST CHRT SCH FIN AUTH CHRT SCH REVENUE(d)	4/15/2045	6.00	1,009,237	1,017,940
120,000	UTAH ST HSG CORP SF MTGE REVENUE	1/1/2033	5.75	120,000	120,875
490,000	VANCOUVER WA HSG AUTH	3/1/2025	5.00	481,862	505,641
1,000,000	VANCOUVER WA HSG AUTH	8/1/2034	3.75	982,799	1,037,000
500,000	VELOCITY MET DIST #3 CO	12/1/2039	5.38	500,000	511,140
680,000	VERMONT ST HSG FIN AGY	5/1/2032	4.88	677,327	719,855
1,000,000	VIRGINIA ST HSG DEV AUTH	7/1/2033	4.13	1,000,000	1,047,850
1,000,000	VIRGINIA ST HSG DEV AUTH	12/1/2039	5.00	1,000,000	1,004,940
3,500,000	VIRGINIA ST HSG DEV AUTH CMWLTH MTGE	1/1/2038	3.88	3,490,250	3,558,835
1,180,000	VLG FL CDD #7 SPL ASSMNT REVENUE	5/1/2036	4.00	1,172,773	1,228,333
530,000	WASHINGTON ST HSG FIN COMMISSION(d)	7/1/2025	6.00	532,712	578,861
1,000,000	WASHINGTON ST HSG FIN COMMISSION(d)	1/1/2031	5.00	1,001,548	1,095,460

35	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund

March 31, 2019 (unaudited)

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
750,000	WASHINGTON ST HSG FIN COMMISSION(d)	7/1/2031	5.00	$797,008	806,205
675,000	WASHINGTON ST HSG FIN COMMISSION(d)	1/1/2035	5.75	675,000	682,162
600,000	WASHINGTON ST HSG FIN COMMISSION(d)	7/1/2036	5.00	634,321	625,116
500,000	WASHINGTON ST HSG FIN COMMISSION(d)	1/1/2038	5.00	544,114	550,970
970,000	WASHINGTON ST HSG FIN COMMISSION	12/1/2047	4.00	1,027,439	1,015,202
4,000	WATERS EDGE FL CDD CAPITAL IMPT REVENUE	5/1/2039	5.35	4,000	4,000
125,000	WATERS EDGE FL CDD CAPITAL IMPT REVENUE	5/1/2039	6.60	124,096	125,383
1,500,000	WEST VIRGINIA ST HSG DEV FUND	11/1/2032	3.75	1,500,000	1,559,775
495,000	WEST VIRGINIA ST HSG DEV FUND	11/1/2047	4.13	495,000	513,414
1,500,000	WEST VLY CITY UT MUNI BLDG AUTH LEASE REVENUE	2/1/2039	5.00	1,652,923	1,724,415
550,000	WESTCHESTER CO NY LOCAL DEV CORP REVENUE	1/1/2034	5.00	567,612	581,383
685,000	WESTMONT IL PARK DIST(f)	12/1/2031	0.00	326,363	376,688
685,000	WESTMONT IL PARK DIST(f)	12/1/2033	0.00	284,173	328,259
1,350,000	WICHITA KS HLTH CARE FACS REVENUE	5/15/2034	6.25	1,350,000	1,351,674
600,000	WICHITA KS HLTH CARE FACS REVENUE	12/1/2036	5.25	604,677	637,248
1,000,000	WINDSHIRE PARK CO MET DIST #2	12/1/2047	6.50	1,085,613	1,089,660
750,000	WIREGRASS FL CDD CAPITAL IMPT REVENUE	5/1/2035	5.38	745,946	789,982
905,000	WISCONSIN ST GEN FUND ANNUAL APPROP REVENUE	5/1/2027	6.00	905,261	908,285
630,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	7/1/2030	5.75	632,854	662,382
1,300,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	8/15/2032	5.00	1,395,956	1,474,577
700,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	6/1/2037	5.00	734,291	735,126
500,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	9/15/2040	5.00	517,315	519,990
2,000,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	8/15/2043	5.00	2,067,420	2,143,720
1,400,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	9/15/2045	5.00	1,445,600	1,450,204
2,000,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	10/1/2048	5.13	1,962,690	2,075,440
500,000	WISCONSIN ST HSG & ECON DEV AUTH	11/1/2035	3.88	500,000	518,855
1,000,000	WISCONSIN ST HSG & ECON DEV AUTH	11/1/2040	4.00	1,000,000	1,029,260
1,000,000	WISCONSIN ST HSG & ECON DEV AUTH	11/1/2042	3.90	1,004,441	1,029,010
1,500,000	WISCONSIN ST HSG & ECON DEV AUTH	5/1/2055	4.15	1,500,000	1,544,415
935,000	WYANDOTTE CNTY KS KANSAS CITY UNIF GOVT SPL OBLG REVENUE	9/1/2032	5.75	928,932	1,010,258
750,000	WYNNFIELD LAKES FL CDD	5/1/2036	4.50	745,157	784,552
1,000,000	WYOMING ST CMNTY DEV AUTH HSG REVENUE	12/1/2038	3.90	1,000,000	1,037,710
1,645,000	WYOMING ST CMNTY DEV AUTH HSG REVENUE	12/1/2038	4.05	1,645,000	1,683,197
350,934	ZEPHYR RIDGE FL CDD CAPITAL IMPT REVENUE(c)	5/1/2013	5.25	351,276	294,784
	Sub-total Municipal Bonds:			476,299,376	496,599,423	91.89%
Short-Term Investments:
13,725,168	NORTHERN INSTITUTIONAL FUNDS - U.S. GOVERNMENT SELECT PORTFOLIO, 2.28%(h)			13,725,168	13,725,168
	Sub-total Short-Term Investments:			13,725,168	13,725,168	2.54%
	Grand total			$515,083,377	535,739,930	99.13%

Notes to Schedule of Investments:

(a)	Investments in U.S. and foreign securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which such securities are traded. Foreign security values are stated in U.S. dollars. Debt securities are valued at the market price supplied by an independent pricing vendor provided such prices are believed to reflect the fair value of such securities.

(b)	For step bonds, the coupon rate disclosed is the current rate in effect.

36	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund

March 31, 2019 (unaudited)

(c)	Non-income producing assets. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.

(e)	Variable rate security. Rate as of March 31, 2019 is disclosed.

(f)	Zero coupon bond.
(g)	These securities are remarketed by an agent, and the rate at which these securities are set are determined by general market conditions and supply and demand.

(h)	The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds. At December 31, 2018, the value of the Clearwater Tax-Exempt Bond Fund’s investment in the U.S. Government Select Portfolio of the Northern Institutional Funds was $4,274,380 with net purchases of $9,450,788 for the three months ended March 31, 2019.

Diversification of investments representing geographic diversification, as a percentage of total investments at fair value, is as follows:

Geographical Diversification	Percent
Florida	11.13%
Illinois	9.78
California	8.90
Texas	6.29
New York	5.04
Wisconsin	4.38
Pennsylvania	3.99
Georgia	3.89
Colorado	3.87
Indiana	3.80
Other	38.93
100.00%

At March 31, 2019, the Fund had open futures contracts as follows:

Type	Number of Contracts	Notional Amount	Contract Position	Contract Exp.	Value and Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note	139	$(17,266,406)	Short	6/19	$(250,860)
2-Year U.S. Treasury Note	64	(13,638,000)	Short	6/19	(52,503)
5-Year U.S. Treasury Note	112	(12,972,750)	Short	6/19	(123,382)
U.S. Treasury Long Bond	44	(6,584,875)	Short	6/19	(163,625)
					$(590,370)

37	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund

March 31, 2019 (unaudited)

Fair value is an estimate of the price the Clearwater Tax-Exempt Bond Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market for the security. This guidance establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Clearwater Tax-Exempt Bond Fund’s investments and other financial instruments, as described below. These inputs are summarized in the three broad levels listed below.

●	Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

●	Level 2 – Other significant observable inputs including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc. or quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data are also considered Level 2 measurements. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

●	Level 3 – Valuations based on unobservable inputs, which may include the Adviser’s own assumptions in determining the fair value of an investment.

Debt securities are valued at the market price supplied by an independent pricing vendor provided such prices are believed to reflect the fair value of such securities. Investments in closed-end funds are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which the funds are traded. Equity securities which have not traded on the date of valuation or securities for which sales prices are not generally reported are valued at the mean between the last bid and asked prices. Security transactions are accounted for as of trade date. Wherever possible, the Clearwater Tax-Exempt Bond Fund uses independent pricing services approved by the Board of Trustees of Clearwater Investment Trust to value its investments. When prices are not readily available (including those for which trading has been suspended), are determined not to reflect fair value, or when the Adviser becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, the Clearwater Tax-Exempt Bond Fund may value these securities at fair value as determined in good faith using procedures established by the Board of Trustees.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following is a summary of the inputs used in valuing the Clearwater Tax-Exempt Bond Fund’s investments and other financial instruments, if any, which are carried at fair value, as of March 31, 2019.

38	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund

March 31, 2019 (unaudited)

On August 28, 2018, the FASB issued Accounting Standards Update (“ASU”) 2018-13, “Disclosure Framework -- Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC 820. The amendments of ASU 2018-13 include new, eliminated, and modified disclosure requirements of ASC 820. In addition, the amendments clarify that materiality is an appropriate consideration of entities when evaluating disclosure requirements. The ASU is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted for any eliminated or modified disclosures upon issuance of this ASU. The Fund has early adopted ASU 2018-13 for the period ended March 31, 2019.

	Tax-Exempt Bond Fund (a)

	Level 1	Level 2	Level 3	Total

Assets
Closed-End Funds	$25,415,339	$—	$—	$25,415,339
Municipal Bonds
Airports	—	2,765,205	—	2,765,205
Development	—	39,839,394	—	39,839,394
Education	—	38,508,661	—	38,508,661
Facilities	—	2,874,859	—	2,874,859
General	—	44,694,043	—	44,694,043
General Obligations	—	20,312,598	—	20,312,598
Higher Education	—	17,272,957	—	17,272,957
Housing	—	24,585,347	—	24,585,347
Medical	—	29,194,716	—	29,194,716
Mello-Roos	—	687,618	—	687,618
Multifamily Housing	—	40,840,627	—	40,840,627
Nursing Home	—	73,417,062	—	73,417,062
Power	—	3,865,282	—	3,865,282
School District	—	34,067,095	—	34,067,095
Single Family Housing	—	106,883,690	—	106,883,690
Student Loan	—	853,973	—	853,973
Tobacco Settlement	—	1,420,601	—	1,420,601
Transportation	—	7,343,761	—	7,343,761
Water	—	7,171,934	—	7,171,934
Short Term Investments	13,725,168	—	—	13,725,168
Total Assets	$39,140,507	$496,599,423	$—	$535,739,930

For the Clearwater Tax-Exempt Bond Fund, 100% of the investment value is comprised of closed-end funds, municipal bonds, and short-term investments. Investments in closed-end funds and short-term securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market where they are traded. Investments in municipal bonds generally are based on valuations using adjusted evaluated prices provided by the primary pricing provider. The Board of Trustees has delegated to the Valuation Committee the responsibility to determine in good faith the fair value of securities for which no price quotation is available from an approved pricing service or broker-dealer at the time the Clearwater Tax-Exempt Bond Fund’s net asset value is calculated, including securities for which the prices do not represent fair value or for which a significant event occurs that materially affects the value of the security after the close of the market on which the security principally trades and before the time the Clearwater Tax-Exempt Bond Fund’s net asset value is calculated.

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Futures contracts	$(590,370)	$—	$—	$(590,370)

39	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund

March 31, 2019 (unaudited)

Clearwater Tax-Exempt Bond Fund Portfolio Diversification

(as a percentage of net assets)

40	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
March 31, 2019 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Common Stocks:
Australia:
4,830	AGL ENERGY LTD.	$56,687	74,661
23,329	ALUMINA LTD.	18,928	40,087
4,408	AMCOR LTD.	47,017	48,169
27,219	AMP LTD.	43,677	40,586
41,047	APA GROUP	230,317	290,871
2,724	ARISTOCRAT LEISURE LTD.	41,431	47,407
2,554	ASX LTD.	51,631	126,653
70,244	AUSTRALIA & NEW ZEALAND BANKING GROUP LTD.	1,005,904	1,298,292
29,913	BANK OF QUEENSLAND LTD.	195,422	193,282
70,369	BENDIGO & ADELAIDE BANK LTD.	468,821	483,666
179,910	BGP HOLDINGS PLC(b)(c)	-	-
11,117	BHP GROUP LTD.	128,168	303,826
10,199	BORAL LTD.	28,970	33,240
17,400	BRAMBLES LTD.	64,294	145,293
1,312	CIMIC GROUP LTD.	46,594	44,958
971	COCHLEAR LTD.	35,893	119,469
19,339	COLES GROUP LTD.(b)	154,507	162,720
24,129	COMMONWEALTH BANK OF AUSTRALIA	889,240	1,210,261
42,331	CSL LTD.	2,710,732	5,859,336
14,184	DEXUS	62,970	128,309
97,180	FORTESCUE METALS GROUP LTD.	212,026	490,609
18,737	GOODMAN GROUP	48,414	177,611
17,334	GPT GROUP (THE)	67,677	76,433
17,655	HARVEY NORMAN HOLDINGS LTD.	46,984	50,395
18,683	INCITEC PIVOT LTD.	30,152	41,390
46,677	INSURANCE AUSTRALIA GROUP LTD.	120,292	254,538
12,403	LENDLEASE GROUP	80,469	109,028
7,617	MACQUARIE GROUP LTD.	165,840	699,962
24,195	MIRVAC GROUP	46,656	47,244
43,056	NATIONAL AUSTRALIA BANK LTD.	674,411	772,552
11,746	NEWCREST MINING LTD.	141,574	212,760
7,925	OIL SEARCH LTD.	44,818	44,173
65,479	ORIGIN ENERGY LTD.	315,103	334,752
16,330	ORORA LTD.	16,762	34,669
416	PERPETUAL LTD.	7,027	11,425
2,468	RAMSAY HEALTH CARE LTD.	49,765	112,767
20,500	SANTOS LTD.	45,732	99,418
93,830	SCENTRE GROUP	217,327	273,825
5,884	SEEK LTD.	49,598	73,281
9,824	SONIC HEALTHCARE LTD.	79,849	171,319
101,955	SOUTH32 LTD.	70,421	270,027
11,647	STAR ENTERTAINMENT GROUP (THE) LTD.	31,304	34,568
43,370	STOCKLAND	115,690	118,560
4,949	SUNCORP GROUP LTD.	46,448	48,423
9,837	SYDNEY AIRPORT	33,263	51,897
16,365	TABCORP HOLDINGS LTD.	33,181	53,684
30,431	TELSTRA CORP. LTD.	64,367	71,737
27,592	TRANSURBAN GROUP	166,408	258,611
12,264	TREASURY WINE ESTATES LTD.	49,093	130,011
66,468	VICINITY CENTRES	106,489	122,709
17,677	WESFARMERS LTD.	430,202	434,911
52,115	WESTPAC BANKING CORP.	691,073	959,150
10,214	WOODSIDE PETROLEUM LTD.	228,766	251,080
7,869	WORLEYPARSONS LTD.	62,034	79,117
		10,870,418	17,623,722	3.01%
Austria:
1,090	ANDRITZ A.G.	50,546	46,756
3,566	ERSTE GROUP BANK A.G.(b)	63,770	131,045
93	IMMOFINANZ A.G.(b)	-	2,310
313	STRABAG S.E. (BEARER)	5,505	10,007
		119,821	190,118	0.03%
Belgium:
7,120	AGEAS	106,907	343,435
13,180	ANHEUSER-BUSCH INBEV S.A./N.V.	452,184	1,105,301
14,138	BARCO N.V.	1,151,784	2,166,381
23,090	GROUPE BRUXELLES LAMBERT S.A.	2,015,631	2,243,563

41	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
March 31, 2019 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Belgium (Cont’d):
4,347	KBC GROUP N.V.	$101,356	303,693
74,799	ONTEX GROUP N.V.	2,261,661	1,683,150
2,190	PROXIMUS SADP	49,577	63,160
969	TELENET GROUP HOLDING N.V.	45,566	46,609
1,091	UCB S.A.	30,547	93,696
		6,215,213	8,048,988	1.38%
Brazil:
891,700	CAMIL ALIMENTOS S.A.(b)	2,235,422	1,550,941
446,700	GRENDENE S.A.	1,146,998	956,069
122,300	M DIAS BRANCO S.A.(b)	1,386,494	1,357,206
		4,768,914	3,864,216	0.66%
Canada:
2,027	AGNICO EAGLE MINES LTD.	57,973	88,127
4,817	ALIMENTATION COUCHE-TARD, INC., CLASS B	138,408	283,754
31,523	ALTAGAS LTD.	346,931	414,928
17,298	ARC RESOURCES LTD.	116,312	118,051
2,039	ATCO LTD., CLASS I	61,318	68,661
7,586	AURORA CANNABIS, INC.(b)(d)	69,633	68,631
51,000	BADGER DAYLIGHTING LTD.(d)	877,437	1,550,208
1,550	BANK OF MONTREAL	72,773	115,976
2,936	BANK OF NOVA SCOTIA (THE)	67,574	156,297
23,705	BARRICK GOLD CORP.	196,342	324,971
18,592	BARRICK GOLD CORP.	207,973	254,300
5,398	BLACKBERRY LTD.(b)	37,914	54,410
49,653	BOMBARDIER, INC., CLASS B(b)	48,169	95,490
17,842	BROOKFIELD ASSET MANAGEMENT, INC., CLASS A	164,184	831,251
11,740	CAE, INC.	85,345	260,128
290,300	CANACCORD GENUITY GROUP, INC.	1,083,675	1,268,644
17,400	CANADA GOOSE HOLDINGS, INC.(b)	357,563	835,658
6,639	CANADIAN IMPERIAL BANK OF COMMERCE	268,953	524,622
15,994	CANADIAN NATIONAL RAILWAY CO.	292,557	1,431,782
20,842	CANADIAN NATURAL RESOURCES LTD.	431,693	572,225
3,606	CANADIAN PACIFIC RAILWAY LTD.	112,878	742,976
21,065	CANADIAN PACIFIC RAILWAY LTD.	2,674,392	4,340,022
744	CANADIAN TIRE CORP. LTD., CLASS A	50,047	80,165
4,317	CANADIAN UTILITIES LTD., CLASS A	103,924	117,846
80,306	CANADIAN WESTERN BANK	1,673,504	1,677,211
2,409	CANOPY GROWTH CORP.(b)(d)	81,742	104,230
1,570	CCL INDUSTRIES, INC., CLASS B	45,979	63,559
7,421	CENOVUS ENERGY, INC.	64,867	64,417
6,978	CGI, INC.(b)	55,128	479,716
167	CONSTELLATION SOFTWARE, INC.	49,226	141,525
32,459	CRESCENT POINT ENERGY CORP.	105,391	105,173
56,007	DOLLARAMA, INC.	2,134,686	1,494,107
7,455	ECN CAPITAL CORP.	17,223	24,155
25,215	ENBRIDGE, INC.	928,382	913,238
40,173	ENCANA CORP.	253,707	290,998
211	FAIRFAX FINANCIAL HOLDINGS LTD.	52,589	97,736
2,444	FINNING INTERNATIONAL, INC.	42,835	43,454
5,843	FIRST QUANTUM MINERALS LTD.	37,831	66,241
6,289	FORTIS, INC.	195,157	232,434
2,389	FRANCO-NEVADA CORP.	109,265	179,110
6,104	GILDAN ACTIVEWEAR, INC.	33,435	219,476
9,627	GOLDCORP, INC.	107,685	110,148
346,100	GRAN TIERRA ENERGY, INC.(b)	841,948	787,327
78,287	IMPERIAL OIL LTD.	2,762,795	2,137,097
9,596	INTER PIPELINE LTD.	150,588	158,766
1,100	INTERNATIONAL PETROLEUM CORP.(b)	2,833	5,182
1,988	KEYERA CORP.	40,155	46,875
33,281	KINROSS GOLD CORP.(b)	62,810	114,560
2,077	LOBLAW COS. LTD.	71,240	102,455
9,476	MAGNA INTERNATIONAL, INC.	61,549	461,409
31,473	MANULIFE FINANCIAL CORP.	380,571	532,263
1,723	METHANEX CORP.	23,658	97,860
3,000	METRO, INC.	54,328	110,450
111,900	MULLEN GROUP LTD.	1,576,565	1,003,152
44,100	NORTH WEST (THE) CO., INC.	952,952	950,740

42	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
March 31, 2019 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Canada (Cont’d):
13,432	NUTRIEN LTD.	$376,707	708,413
2,600	ONEX CORP.	105,376	146,659
6,564	OPEN TEXT CORP.	72,477	252,029
23,139	PEMBINA PIPELINE CORP.	537,455	849,997
7,859	PRAIRIESKY ROYALTY LTD.	102,723	105,857
3,681	RESTAURANT BRANDS INTERNATIONAL, INC.	137,022	239,478
2,701	RITCHIE BROS. AUCTIONEERS, INC.	50,064	91,701
9,354	ROGERS COMMUNICATIONS, INC., CLASS B	221,766	503,066
27,066	ROYAL BANK OF CANADA	909,444	2,041,976
34,200	RUSSEL METALS, INC.	642,295	602,182
4,800	SAPUTO, INC.	103,951	163,610
6,379	SHAW COMMUNICATIONS, INC., CLASS B	97,657	132,750
62,900	SHAWCOR LTD.	1,512,350	941,841
513	SHOPIFY, INC., CLASS A(b)	104,985	105,898
24,030	SHOPIFY, INC., CLASS A (NEW YORK EXCHANGE)(b)	2,888,658	4,965,079
2,748	SMARTCENTRES REAL ESTATE INVESTMENT TRUST	63,598	71,993
2,648	STARS GROUP (THE), INC.(b)	43,347	46,288
11,810	SUN LIFE FINANCIAL, INC.	235,812	453,718
29,672	SUNCOR ENERGY, INC.	685,229	961,645
19,201	TECK RESOURCES LTD., CLASS B	97,101	444,266
4,548	TELUS CORP.	59,716	168,327
8,041	THOMSON REUTERS CORP.	206,631	475,775
30,016	TORONTO-DOMINION BANK (THE)	557,895	1,628,885
6,858	TRANSCANADA CORP.	236,906	308,016
104	TRISURA GROUP LTD.(b)	490	2,339
1,918	VERMILION ENERGY, INC.	40,212	47,349
4,726	WHEATON PRECIOUS METALS CORP.	58,903	112,496
25,967	YAMANA GOLD, INC.	47,753	67,621
		31,091,115	44,053,441	7.53%
China:
20,235	BAIDU, INC. ADR(b)(e)	2,932,293	3,335,740
1,644,500	CHINA ZHENGTONG AUTO SERVICES HOLDINGS LTD.	948,150	913,384
3,815,000	GOODBABY INTERNATIONAL HOLDINGS LTD.	1,823,865	1,108,058
1,532,500	GREATVIEW ASEPTIC PACKAGING CO. LTD.	760,125	935,124
81,900	HOLLYSYS AUTOMATION TECHNOLOGIES LTD.	1,736,889	1,714,986
132,000	SHANGHAI HAOHAI BIOLOGICAL TECHNOLOGY CO. LTD., CLASS H(f)	763,143	833,203
91,055	TENCENT HOLDINGS LTD.	1,282,739	4,187,396
3,050,500	XTEP INTERNATIONAL HOLDINGS LTD.	1,295,642	2,180,053
		11,542,846	15,207,944	2.60%
Denmark:
74	AP MOLLER - MAERSK A/S, CLASS A	73,820	89,506
102	AP MOLLER - MAERSK A/S, CLASS B	105,614	129,381
1,695	CARLSBERG A/S, CLASS B	90,296	211,690
33,469	CHR HANSEN HOLDING A/S	1,515,113	3,392,461
1,950	COLOPLAST A/S, CLASS B	75,933	213,945
26,025	DANSKE BANK A/S	388,280	456,730
3,896	DEMANT A/S(b)	70,444	115,205
27,843	DSV A/S	2,184,085	2,302,610
200	FLSMIDTH & CO. A/S	6,012	8,640
808	GENMAB A/S(b)	101,229	140,223
1,925	H LUNDBECK A/S	87,354	83,301
24,761	ISS A/S	692,540	753,389
70,400	MATAS A/S	670,660	696,024
44,542	NILFISK HOLDING A/S(b)	2,368,316	1,760,157
25,815	NOVO NORDISK A/S, CLASS B	481,727	1,351,376
3,358	NOVOZYMES A/S, CLASS B	80,116	154,393
3,096	PANDORA A/S	37,894	144,952
3,250	TOPDANMARK A/S	33,362	162,319
1,838	TRYG A/S	51,447	50,428
3,244	VESTAS WIND SYSTEMS A/S	150,564	272,957
		9,264,806	12,489,687	2.13%
Finland:
2,770	ELISA OYJ	86,574	124,973
66,334	HUHTAMAKI OYJ(d)	1,984,595	2,468,185
1,396	KESKO OYJ, CLASS B	30,705	84,938

43	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
March 31, 2019 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Finland (Cont’d):
4,902	KONE OYJ, CLASS B	$86,493	247,227
7,075	NESTE OYJ	67,704	753,956
61,900	NOKIA OYJ	203,584	352,320
2,240	NOKIAN RENKAAT OYJ	31,307	74,980
47,408	NORDEA BANK ABP(d)	426,597	360,762
1,960	ORION OYJ, CLASS B	49,561	73,478
104,213	OUTOTEC OYJ(b)	825,394	457,200
1,697	SAMPO OYJ, CLASS A	56,535	76,925
15,829	STORA ENSO OYJ (REGISTERED)	75,698	193,454
11,934	UPM-KYMMENE OYJ	99,928	348,061
1,849	VALMET OYJ	14,443	46,792
7,056	WARTSILA OYJ ABP	56,960	113,858
		4,096,078	5,777,109	0.99%
France:
1,275	ACCOR S.A.	29,826	51,646
3,443	AEROPORTS DE PARIS	334,974	665,841
1,133	AIR LIQUIDE S.A.	145,220	144,061
10,877	AIRBUS S.E.	357,319	1,438,530
1,093	ARKEMA S.A.	77,841	104,045
435	ATOS S.E.	30,494	41,965
30,343	AXA S.A.	403,058	763,456
19,113	BNP PARIBAS S.A.	807,283	913,559
16,698	BOLLORE S.A.	52,911	75,448
2,871	BOUYGUES S.A.	90,917	102,574
3,068	CAPGEMINI S.E.	111,959	372,029
8,948	CARREFOUR S.A.	152,192	167,123
1,533	CASINO GUICHARD PERRACHON S.A.	69,015	66,464
4,755	CIE DE SAINT-GOBAIN	143,782	172,339
3,404	CIE GENERALE DES ETABLISSEMENTS MICHELIN S.C.A.	180,725	402,463
1,133	COVIVIO	96,781	120,231
26,672	CREDIT AGRICOLE S.A.	211,038	322,231
9,359	DANONE S.A.	473,663	721,139
572	DASSAULT SYSTEMES S.E.	84,567	85,178
1,781	EDENRED	26,435	81,052
988	EIFFAGE S.A.	97,231	94,936
3,120	ELECTRICITE DE FRANCE S.A.	45,884	42,663
67,951	ENGIE S.A.	864,155	1,012,255
21,461	ESSILORLUXOTTICA S.A.	2,638,757	2,344,314
15,893	ESSILORLUXOTTICA S.A.	1,815,130	1,729,313
2,806	EURAZEO S.E.	77,893	210,891
107	EUROFINS SCIENTIFIC S.E.	44,918	44,290
2,605	EUTELSAT COMMUNICATIONS S.A.	46,526	45,571
1,129	FAURECIA S.A.	46,529	47,467
711	GECINA S.A.	70,962	105,119
9,468	GETLINK S.E.	72,457	143,539
99	HERMES INTERNATIONAL	65,266	65,322
793	ICADE	62,060	67,072
1,026	KERING S.A.	174,510	588,348
2,335	KLEPIERRE S.A.	57,367	81,669
2,119	LAGARDERE S.C.A.	50,227	54,481
4,882	LEGRAND S.A.	111,114	326,721
6,266	L’OREAL S.A.	661,338	1,685,527
15,538	LVMH MOET HENNESSY LOUIS VUITTON S.E.	2,208,683	5,715,216
34,317	MAISONS DU MONDE S.A.(f)	923,253	662,886
20,736	NATIXIS S.A.	68,871	110,976
24,865	NEXANS S.A.	713,492	739,983
35,919	ORANGE S.A.	384,758	584,236
21,726	PERNOD RICARD S.A.	3,340,309	3,899,383
12,969	PEUGEOT S.A.	78,174	316,273
1,507	PUBLICIS GROUPE S.A.	84,932	80,687
4,895	RENAULT S.A.	134,511	323,473
7,377	REXEL S.A.	83,781	83,207
2,836	SAFRAN S.A.	143,519	388,912
18,127	SANOFI	1,018,143	1,601,096
278	SCHNEIDER ELECTRIC S.E.	8,838	21,745
7,138	SCHNEIDER ELECTRIC S.E.	267,356	560,013
1,813	SCOR S.E.	36,441	77,201

44	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
March 31, 2019 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
France (Cont’d):
5,438	SES S.A.	$87,032	84,578
11,415	SOCIETE GENERALE S.A.	351,970	330,043
23,850	SODEXO S.A.	2,110,906	2,626,147
3,361	SUEZ	45,101	44,526
1,413	THALES S.A.	81,763	169,202
23,881	TOTAL S.A.	1,141,921	1,326,567
760	UBISOFT ENTERTAINMENT S.A.(b)	69,093	67,657
2,116	UNIBAIL-RODAMCO-WESTFIELD(d)	299,241	346,881
13,671	VEOLIA ENVIRONNEMENT S.A.	145,445	305,635
7,810	VINCI S.A.	316,569	759,742
93,643	VIVENDI S.A.	1,834,950	2,713,288
1,345	WENDEL S.A.	91,561	169,433
		26,952,937	39,609,858	6.77%
Germany:
18,704	ADIDAS A.G.	2,905,559	4,544,531
8,277	ALLIANZ S.E. (REGISTERED)	727,077	1,840,975
15,026	BASF S.E.	542,099	1,104,535
13,785	BAYER A.G. (REGISTERED)	710,721	890,688
2,498	BAYERISCHE MOTOREN WERKE A.G.	204,234	192,647
2,206	BEIERSDORF A.G.	146,950	229,493
1,188	BRENNTAG A.G.	43,546	61,168
29,496	COMMERZBANK A.G.(b)	190,394	228,301
916	CONTINENTAL A.G.	47,943	137,894
852	COVESTRO A.G.(f)	46,048	46,850
17,639	DAIMLER A.G. (REGISTERED)	589,913	1,033,847
1,107	DELIVERY HERO S.E.(b)(f)	44,619	39,985
14,445	DEUTSCHE BANK A.G. (REGISTERED)	126,401	117,639
4,525	DEUTSCHE BOERSE A.G.	273,151	580,178
2,487	DEUTSCHE LUFTHANSA A.G. (REGISTERED)	29,539	54,582
17,828	DEUTSCHE POST A.G. (REGISTERED)	210,542	579,958
72,227	DEUTSCHE TELEKOM A.G. (REGISTERED)	948,582	1,198,700
3,463	DEUTSCHE WOHNEN S.E.	80,362	167,932
11,958	E.ON S.E.	90,058	132,959
1,689	FRESENIUS MEDICAL CARE A.G. & CO. KGAA	108,981	136,224
125	FRESENIUS MEDICAL CARE A.G. & CO. KGAA ADR(e)	5,036	5,066
6,867	FRESENIUS S.E. & CO. KGAA	150,261	383,304
30,325	GERRESHEIMER A.G.	2,097,876	2,279,144
74,076	GRAND CITY PROPERTIES S.A.	1,180,489	1,786,537
2,246	HANNOVER RUECK S.E.	94,321	322,490
3,952	HEIDELBERGCEMENT A.G.	143,515	284,431
5,900	HELLA GMBH & CO. KGAA	265,744	259,438
671	HENKEL A.G. & CO. KGAA	49,267	63,791
2,600	HOCHTIEF A.G.	108,936	376,235
1,280	HUGO BOSS A.G.	70,065	87,414
21,437	INFINEON TECHNOLOGIES A.G.	117,250	425,270
55,499	JENOPTIK A.G.	1,092,855	2,066,899
1,054	KION GROUP A.G.	60,202	55,085
2,050	MERCK KGAA	86,079	233,753
2,757	METRO A.G.	44,306	45,741
206	MTU AERO ENGINES A.G.	46,193	46,632
3,091	MUENCHENER RUECKVERSICHERUNGS-GESELLSCHAFT A.G. IN MUENCHEN (REGISTERED)	382,823	731,607
1,517	OSRAM LICHT A.G.	42,957	52,208
2,395	PROSIEBENSAT.1 MEDIA S.E.	43,643	34,173
3,467	RATIONAL A.G.	1,197,168	2,139,009
3,608	RWE A.G.	78,041	96,730
17,103	SAP S.E.	683,559	1,976,085
13,106	SIEMENS A.G. (REGISTERED)	795,701	1,410,477
21,905	STABILUS S.A.	1,245,459	1,056,593
13,865	TELEFONICA DEUTSCHLAND HOLDING A.G.	47,188	43,533
7,071	TUI A.G. - CDI	57,698	67,818
4,249	UNIPER S.E.	47,803	128,166
404	VOLKSWAGEN A.G.	40,235	65,757
5,619	VONOVIA S.E.	251,783	291,330
1,746	WIRECARD A.G.	227,274	218,773
1,182	ZALANDO S.E.(b)(f)	46,492	46,075

45	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
March 31, 2019 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Germany (Cont’d):
13,091	ZOOPLUS A.G.(b)	$2,675,446	1,491,979
		21,542,384	31,890,629	5.45%
Greece:
6,746	HELLENIC TELECOMMUNICATIONS ORGANIZATION S.A.	54,075	90,354
		54,075	90,354	0.02%
Hong Kong:
637,600	AIA GROUP LTD.	3,490,728	6,347,612
181,500	BOC HONG KONG HOLDINGS LTD.	447,601	751,438
56,044	CK ASSET HOLDINGS LTD.	165,366	498,331
52,044	CK HUTCHISON HOLDINGS LTD.	307,834	546,631
10,000	CK INFRASTRUCTURE HOLDINGS LTD.	46,496	82,102
34,500	CLP HOLDINGS LTD.	236,618	399,939
5,600	DAIRY FARM INTERNATIONAL HOLDINGS LTD.	46,373	46,984
18,000	GALAXY ENTERTAINMENT GROUP LTD.	39,054	122,561
15,300	HANG SENG BANK LTD.	175,457	377,532
23,029	HENDERSON LAND DEVELOPMENT CO. LTD.	45,544	146,389
103,059	HONG KONG & CHINA GAS CO. LTD.	169,115	247,081
11,800	HONG KONG EXCHANGES & CLEARING LTD.	203,281	411,274
6,500	HONGKONG LAND HOLDINGS LTD.	47,883	46,215
1,000	JARDINE MATHESON HOLDINGS LTD.	64,973	62,360
198,300	JOHNSON ELECTRIC HOLDINGS LTD.	469,639	459,251
40,500	LINK REIT	84,196	473,621
30,500	MTR CORP. LTD.	88,703	188,829
43,500	NWS HOLDINGS LTD.	52,824	95,091
2,237,000	PAX GLOBAL TECHNOLOGY LTD.	1,124,872	1,037,291
190,000	PCCW LTD.	77,805	118,115
19,500	POWER ASSETS HOLDINGS LTD.	108,242	135,259
27,400	SINO LAND CO. LTD.	29,978	52,985
9,000	SUN HUNG KAI PROPERTIES LTD.	81,725	154,434
19,000	SWIRE PACIFIC LTD., CLASS A	127,857	244,460
432,400	TECHTRONIC INDUSTRIES CO. LTD.	1,604,423	2,905,636
1,944,000	VALUE PARTNERS GROUP LTD.	1,566,460	1,510,634
158,900	VTECH HOLDINGS LTD.	2,090,137	1,624,434
83,500	WH GROUP LTD.(f)	45,547	89,351
18,000	WHARF HOLDINGS (THE) LTD.	46,295	54,344
6,000	WHARF REAL ESTATE INVESTMENT CO. LTD.	34,958	44,676
19,000	WHEELOCK & CO. LTD.	30,489	139,173
15,000	YUE YUEN INDUSTRIAL HOLDINGS LTD.	30,233	51,593
		13,180,706	19,465,626	3.33%
India:
310,692	BHARTI INFRATEL LTD.	1,497,210	1,405,570
318,855	DCB BANK LTD.	716,466	942,181
148,065	HCL TECHNOLOGIES LTD.	1,804,523	2,324,263
35,315	HDFC BANK LTD. ADR(e)	2,166,869	4,093,362
674,873	WELSPUN INDIA LTD.	517,715	581,107
		6,702,783	9,346,483	1.60%
Ireland:
26,382	ACCENTURE PLC, CLASS A	3,057,927	4,643,760
1,332	AERCAP HOLDINGS N.V.(b)	50,212	61,991
26,448	AIB GROUP PLC	112,857	118,731
13,285	BANK OF IRELAND GROUP PLC	85,760	79,132
16,075	CRH PLC	247,661	498,588
533	DCC PLC	46,330	46,061
13,196	ICON PLC(b)	873,879	1,802,310
11,673	JAMES HARDIE INDUSTRIES PLC - CDI	105,224	150,352
3,255	KERRY GROUP PLC, CLASS A	214,084	363,304
2,065	KINGSPAN GROUP PLC	100,718	95,575
855	PADDY POWER BETFAIR PLC	67,171	65,938
17,955	RYANAIR HOLDINGS PLC ADR(b)(e)	1,941,799	1,345,548
1,542	SMURFIT KAPPA GROUP PLC	46,578	43,036
		6,950,200	9,314,326	1.59%
Israel:
786	AZRIELI GROUP LTD.	45,332	46,542
21,007	BANK HAPOALIM B.M.	79,922	138,963
6,743	BANK LEUMI LE-ISRAEL B.M.	45,393	44,012

46	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
March 31, 2019 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Israel (Cont’d):
2,094	CHECK POINT SOFTWARE TECHNOLOGIES LTD.(b)	$161,340	264,870
338	ELBIT SYSTEMS LTD.	43,582	43,592
5,900	MIZRAHI TEFAHOT BANK LTD.	51,135	121,164
2,937	NICE LTD.(b)	148,741	345,881
11,928	TEVA PHARMACEUTICAL INDUSTRIES LTD. ADR(b)(e)	179,050	187,031
		754,495	1,192,055	0.20%
Italy:
25,746	ASSICURAZIONI GENERALI S.P.A.	314,340	476,529
2,238	ATLANTIA S.P.A.	25,873	57,967
25,272	BANCA MEDIOLANUM S.P.A.	87,322	179,023
81,915	ENEL S.P.A.	280,368	524,130
1,022	FERRARI N.V.	8,579	136,744
1,211	FERRARI N.V.	46,128	162,333
73,214	INTERPUMP GROUP S.P.A.	1,392,438	2,388,277
392,203	INTESA SANPAOLO S.P.A.	817,980	955,140
10,070	LEONARDO S.P.A.	50,331	117,027
10,830	MEDIOBANCA BANCA DI CREDITO FINANZIARIO S.P.A.	70,955	112,520
2,140	PRYSMIAN S.P.A.	38,922	40,485
695	RIZZOLI CORRIERE DELLA SERA MEDIAGROUP S.P.A.(b)	460	993
76,191	SNAM S.P.A.	276,534	391,355
216,632	TECHNOGYM S.P.A.(f)	1,366,577	2,665,786
8,852	TENARIS S.A.	91,111	124,271
34,652	TERNA RETE ELETTRICA NAZIONALE S.P.A.	130,368	219,543
18,585	TOD’S S.P.A.(d)	1,234,884	861,011
29,852	UNICREDIT S.P.A.	396,334	382,683
95,230	UNIPOLSAI ASSICURAZIONI S.P.A.	153,826	256,805
		6,783,330	10,052,622	1.72%
Japan:
1,400	ABC-MART, INC.	51,583	83,245
6,600	AEON CO. LTD.	91,860	137,949
4,800	AEON FINANCIAL SERVICE CO. LTD.	49,903	97,576
3,600	AEON MALL CO. LTD.	50,736	59,118
1,800	AGC, INC.	63,135	63,015
2,300	AISIN SEIKI CO. LTD.	37,584	82,076
15,000	AJINOMOTO CO., INC.	116,767	239,421
2,500	ALFRESA HOLDINGS CORP.	24,420	71,055
2,000	AMADA HOLDINGS CO. LTD.	10,582	19,760
1,400	ANA HOLDINGS, INC.	35,110	51,273
56,300	ANICOM HOLDINGS, INC.	1,226,702	1,523,448
14,300	AOZORA BANK LTD.	399,968	353,016
60,800	ASAHI CO. LTD.	851,839	840,437
5,600	ASAHI GROUP HOLDINGS LTD.	85,235	249,102
31,000	ASAHI KASEI CORP.	147,138	319,426
135,100	ASICS CORP.	2,200,712	1,810,191
37,000	ASTELLAS PHARMA, INC.	236,149	553,681
1,900	BANDAI NAMCO HOLDINGS, INC.	33,289	88,974
6,600	BANK OF KYOTO (THE) LTD.	216,700	275,720
13,800	BRIDGESTONE CORP.	205,726	531,181
5,200	BROTHER INDUSTRIES LTD.	38,445	96,090
156,800	BUNKA SHUTTER CO. LTD.	1,279,360	1,134,653
2,600	CANON, INC.	72,657	75,375
2,700	CENTRAL JAPAN RAILWAY CO.	229,516	626,338
3,900	CHUBU ELECTRIC POWER CO., INC.	62,083	60,824
4,500	CHUGAI PHARMACEUTICAL CO. LTD.	82,278	308,987
7,900	CITIZEN WATCH CO. LTD.	31,581	43,980
1,800	COCA-COLA BOTTLERS JAPAN HOLDINGS, INC.	45,061	45,654
11,600	CONCORDIA FINANCIAL GROUP LTD.	45,443	44,692
1,600	CYBERAGENT, INC.	61,144	65,181
2,500	DAI NIPPON PRINTING CO. LTD.	46,806	59,709
127,700	DAIBIRU CORP.	1,267,518	1,209,826
900	DAIFUKU CO. LTD.	45,843	46,774
16,500	DAI-ICHI LIFE HOLDINGS, INC.	198,959	228,972
9,700	DAIICHI SANKYO CO. LTD.	150,922	446,359
4,500	DAIKIN INDUSTRIES LTD.	124,473	526,617
1,200	DAITO TRUST CONSTRUCTION CO. LTD.	117,985	167,067
13,600	DAIWA HOUSE INDUSTRY CO. LTD.	194,625	431,818
38	DAIWA HOUSE REIT INVESTMENT CORP.	83,440	84,243

47	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
March 31, 2019 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont’d):
25,000	DAIWA SECURITIES GROUP, INC.	$96,011	121,583
8,200	DENSO CORP.	185,234	319,403
2,800	DENTSU, INC.	46,871	118,109
24,100	DESCENTE LTD.(d)	139,942	630,605
47,200	DOWA HOLDINGS CO. LTD.	1,563,071	1,550,194
7,000	EAST JAPAN RAILWAY CO.	392,789	674,547
3,400	EISAI CO. LTD.	112,861	190,600
7,500	ELECTRIC POWER DEVELOPMENT CO. LTD.	169,053	182,442
7,200	FAMILYMART UNY HOLDINGS CO. LTD.	52,590	183,264
3,100	FANUC CORP.	243,447	528,088
1,300	FAST RETAILING CO. LTD.	188,734	610,295
4,200	FUJI ELECTRIC CO. LTD.	51,969	118,993
76,900	FUJI OIL HOLDINGS, INC.	1,636,694	2,629,712
8,800	FUJIFILM HOLDINGS CORP.	165,274	399,704
1,800	FUJITSU LTD.	64,886	129,701
14,000	FUKUOKA FINANCIAL GROUP, INC.	230,551	310,241
3,200	FURUKAWA ELECTRIC CO. LTD.	65,376	80,585
40,800	HACHIJUNI BANK (THE) LTD.	176,428	168,972
3,000	HAMAMATSU PHOTONICS K.K.	52,686	115,853
2,400	HANKYU HANSHIN HOLDINGS, INC.	57,098	89,867
200	HIKARI TSUSHIN, INC.	38,408	37,842
341	HIROSE ELECTRIC CO. LTD.	28,677	35,783
19,000	HITACHI LTD.	295,895	614,590
6,200	HITACHI METALS LTD.	47,471	71,941
9,600	HONDA MOTOR CO. LTD.	228,508	259,424
5,300	HOYA CORP.	112,594	349,524
4,600	HULIC CO. LTD.	44,291	45,074
71,400	IDEC CORP.	1,644,104	1,229,191
1,900	IDEMITSU KOSAN CO. LTD.	58,476	63,516
254,800	IDOM, INC.	1,560,383	740,283
1,900	IHI CORP.	45,467	45,584
7,900	INPEX CORP.	74,138	75,236
6,900	ISETAN MITSUKOSHI HOLDINGS LTD.	68,781	69,666
18,200	ITOCHU CORP.	192,005	328,841
4,000	J FRONT RETAILING CO. LTD.	31,099	47,532
7,000	JAPAN EXCHANGE GROUP, INC.	56,090	124,614
6,100	JAPAN POST BANK CO. LTD.	69,652	66,542
5,500	JAPAN POST HOLDINGS CO. LTD.	65,539	64,315
12	JAPAN PRIME REALTY INVESTMENT CORP.	49,064	49,373
14	JAPAN REAL ESTATE INVESTMENT CORP.	73,066	82,487
41	JAPAN RETAIL FUND INVESTMENT CORP.	75,519	82,385
2,700	JAPAN TOBACCO, INC.	68,166	66,873
5,000	JTEKT CORP.	36,670	61,445
84,700	JXTG HOLDINGS, INC.	326,972	387,084
6,500	KAJIMA CORP.	44,950	95,831
5,600	KANSAI ELECTRIC POWER (THE) CO., INC.	85,030	82,461
2,100	KANSAI PAINT CO. LTD.	12,205	39,999
10,000	KAO CORP.	208,279	786,610
3,500	KAWASAKI HEAVY INDUSTRIES LTD.	71,135	86,213
29,862	KDDI CORP.	239,416	642,614
1,200	KEIO CORP.	36,571	77,416
2,500	KEISEI ELECTRIC RAILWAY CO. LTD.	23,110	90,679
9,462	KEYENCE CORP.	2,303,685	5,888,245
6,000	KIKKOMAN CORP.	52,867	293,964
1,200	KINTETSU GROUP HOLDINGS CO. LTD.	35,697	55,869
10,000	KIRIN HOLDINGS CO. LTD.	103,112	238,428
19,800	KOBAYASHI PHARMACEUTICAL CO. LTD.	534,211	1,668,610
8,800	KOMATSU LTD.	209,953	204,100
2,300	KONAMI HOLDINGS CORP.	50,313	99,716
21,000	KUBOTA CORP.	129,773	303,072
3,600	KURARAY CO. LTD.	46,706	45,735
4,100	KYOCERA CORP.	137,688	240,458
5,000	KYOWA HAKKO KIRIN CO. LTD.	54,616	108,725
8,000	KYUSHU ELECTRIC POWER CO., INC.	70,471	94,343
1,400	LAWSON, INC.	63,601	77,560
13,800	LIXIL GROUP CORP.	171,382	184,033
4,800	M3, INC.	51,468	80,426

48	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
March 31, 2019 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont’d):
3,200	MAKITA CORP.	$82,169	111,306
32,000	MARUBENI CORP.	162,807	220,879
6,500	MARUI GROUP CO. LTD.	32,287	131,079
11,400	MAZDA MOTOR CORP.	95,886	127,392
2,400	MEIJI HOLDINGS CO. LTD.	38,749	194,677
48,500	MEITEC CORP.	1,582,401	2,201,164
8,700	MINEBEA MITSUMI, INC.	84,406	130,543
1,900	MISUMI GROUP, INC.	46,858	47,179
36,800	MITSUBISHI CHEMICAL HOLDINGS CORP.	149,792	258,792
18,300	MITSUBISHI CORP.	250,540	507,572
40,000	MITSUBISHI ELECTRIC CORP.	322,861	513,399
18,000	MITSUBISHI ESTATE CO. LTD.	215,299	325,715
8,500	MITSUBISHI GAS CHEMICAL CO., INC.	75,149	121,100
5,700	MITSUBISHI HEAVY INDUSTRIES LTD.	185,317	236,476
13,300	MITSUBISHI MOTORS CORP.	60,808	70,562
195,000	MITSUBISHI UFJ FINANCIAL GROUP, INC.	915,016	967,698
27,000	MITSUBISHI UFJ LEASE & FINANCE CO. LTD.	83,878	137,400
16,600	MITSUI & CO. LTD.	168,396	257,395
7,400	MITSUI CHEMICALS, INC.	87,469	178,340
300	MITSUI MINING & SMELTING CO. LTD.	5,391	7,685
358,100	MIZUHO FINANCIAL GROUP, INC.	545,480	553,483
63,800	MORITA HOLDINGS CORP.	1,126,115	1,047,695
8,280	MS&AD INSURANCE GROUP HOLDINGS, INC.	177,615	251,769
15,300	MURATA MANUFACTURING CO. LTD.	385,641	760,928
75,900	N FIELD CO. LTD.(d)	1,350,940	516,364
3,100	NEXON CO. LTD.(b)	47,074	48,501
5,000	NGK INSULATORS LTD.	63,091	72,544
4,100	NGK SPARK PLUG CO. LTD.	48,644	75,985
3,000	NH FOODS LTD.	72,315	107,868
9,800	NICHIHA CORP.	266,977	269,692
3,900	NIDEC CORP.	129,234	493,526
83,000	NIHON PARKERIZING CO. LTD.	1,128,819	1,034,973
3,300	NIKON CORP.	45,949	46,479
2,600	NINTENDO CO. LTD.	285,625	740,377
22	NIPPON BUILDING FUND, INC.	90,970	148,877
1,700	NIPPON EXPRESS CO. LTD.	60,747	94,487
26	NIPPON PROLOGIS REIT, INC.	54,492	55,317
15,200	NIPPON TELEGRAPH & TELEPHONE CORP.	342,697	645,002
5,000	NISSAN CHEMICAL CORP.	50,851	228,729
4,800	NISSAN MOTOR CO. LTD.	35,069	39,334
3,670	NISSHIN SEIFUN GROUP, INC.	31,991	84,109
1,200	NISSIN FOODS HOLDINGS CO. LTD.	43,959	82,288
2,700	NITORI HOLDINGS CO. LTD.	87,310	348,371
3,200	NITTO DENKO CORP.	77,639	167,897
64,100	NOMURA HOLDINGS, INC.	219,143	231,461
8,400	NOMURA REAL ESTATE HOLDINGS, INC.	130,390	161,057
46	NOMURA REAL ESTATE MASTER FUND, INC.	64,976	67,736
3,267	NOMURA RESEARCH INSTITUTE LTD.	43,930	148,272
7,000	NSK LTD.	50,459	65,497
7,000	NTT DATA CORP.	36,520	77,118
23,800	NTT DOCOMO, INC.	362,981	526,443
12,000	OBAYASHI CORP.	48,665	120,617
33,200	OLYMPUS CORP.	211,415	360,069
1,100	OMRON CORP.	31,828	51,412
5,000	ONO PHARMACEUTICAL CO. LTD.	43,040	97,853
4,800	ORIENTAL LAND CO. LTD.	113,097	544,401
13,600	ORIX CORP.	158,662	195,048
2,400	OSAKA GAS CO. LTD.	36,678	47,294
6,100	OTSUKA HOLDINGS CO. LTD.	176,203	239,366
1,800	PAN PACIFIC INTERNATIONAL HOLDINGS CORP.	114,304	119,047
33,300	PANASONIC CORP.	217,151	286,699
2,600	PARK24 CO. LTD.	51,627	56,373
8,400	RAKUTEN, INC.	40,327	79,430
10,400	RECRUIT HOLDINGS CO. LTD.	256,808	296,620
19,300	RESONA HOLDINGS, INC.	74,265	83,535
1,200	RINNAI CORP.	52,047	84,779
4,200	ROHM CO. LTD.	166,807	261,482

49	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
March 31, 2019 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont’d):
200	RYOHIN KEIKAKU CO. LTD.	$47,782	50,600
13,000	SANTEN PHARMACEUTICAL CO. LTD.	85,886	193,422
13,720	SBI HOLDINGS, INC.	111,165	305,274
3,400	SECOM CO. LTD.	133,812	290,885
7,300	SEGA SAMMY HOLDINGS, INC.	68,324	86,022
8,400	SEIBU HOLDINGS, INC.	139,989	146,809
13,000	SEKISUI CHEMICAL CO. LTD.	66,177	208,671
6,000	SEKISUI HOUSE LTD.	44,394	99,179
12,800	SEVEN & I HOLDINGS CO. LTD.	281,200	482,295
4,400	SHARP CORP.	41,914	48,355
4,000	SHIMADZU CORP.	25,419	115,492
1,000	SHIMAMURA CO. LTD.	61,206	84,544
1,500	SHIMANO, INC.	58,204	243,616
9,200	SHIN-ETSU CHEMICAL CO. LTD.	461,684	770,333
4,000	SHIONOGI & CO. LTD.	67,679	247,298
5,900	SHISEIDO CO. LTD.	88,706	425,185
900	SMC CORP.	106,941	337,246
7,000	SOFTBANK CORP.	83,164	78,760
18,400	SOFTBANK GROUP CORP.	412,233	1,783,885
9,000	SOMPO HOLDINGS, INC.	202,248	332,780
18,800	SONY CORP.	260,756	787,927
28,300	SQUARE ENIX HOLDINGS CO. LTD.	952,262	990,743
2,700	STANLEY ELECTRIC CO. LTD.	30,745	72,476
5,700	SUBARU CORP.	26,572	129,732
9,300	SUMCO CORP.	108,434	103,296
25,000	SUMITOMO CHEMICAL CO. LTD.	74,256	116,169
9,200	SUMITOMO CORP.	86,630	127,088
4,000	SUMITOMO DAINIPPON PHARMA CO. LTD.	45,511	98,782
8,800	SUMITOMO ELECTRIC INDUSTRIES LTD.	75,679	116,600
2,400	SUMITOMO HEAVY INDUSTRIES LTD.	39,379	77,632
11,500	SUMITOMO MITSUI FINANCIAL GROUP, INC.	397,699	402,184
1,331	SUMITOMO MITSUI TRUST HOLDINGS, INC.	33,400	47,749
4,000	SUMITOMO REALTY & DEVELOPMENT CO. LTD.	110,500	165,515
1,600	SUNDRUG CO. LTD.	46,511	44,031
9,300	SUZUKI MOTOR CORP.	199,522	411,002
2,600	SYSMEX CORP.	51,707	156,943
5,400	T&D HOLDINGS, INC.	50,713	56,714
109,300	TADANO LTD.	1,229,843	1,036,491
1,400	TAIHEIYO CEMENT CORP.	29,931	46,612
3,400	TAISEI CORP.	55,809	157,683
2,500	TAKASHIMAYA CO. LTD.	31,428	33,249
7,497	TAKEDA PHARMACEUTICAL CO. LTD.	274,431	305,819
1,100	TDK CORP.	52,815	86,051
28,800	TECHNOPRO HOLDINGS, INC.	1,094,943	1,715,059
5,800	TEIJIN LTD.	67,529	95,559
11,600	TERUMO CORP.	117,165	353,767
2,000	THK CO. LTD.	29,290	49,337
1,500	TOHO CO. LTD.	25,533	60,160
3,400	TOHO GAS CO. LTD.	81,221	152,468
10,600	TOHOKU ELECTRIC POWER CO., INC.	96,604	135,046
14,400	TOKIO MARINE HOLDINGS, INC.	359,676	696,678
28,100	TOKYO ELECTRIC POWER CO. HOLDINGS, INC.(b)	104,659	177,479
3,300	TOKYO ELECTRON LTD.	135,391	476,405
6,000	TOKYO GAS CO. LTD.	103,615	162,059
9,800	TOKYO TATEMONO CO. LTD.	110,919	119,991
12,500	TOKYU CORP.	103,448	218,014
20,000	TOKYU FUDOSAN HOLDINGS CORP.	69,576	119,462
3,000	TOPPAN PRINTING CO. LTD.	46,386	45,231
17,000	TORAY INDUSTRIES, INC.	70,413	108,430
3,000	TOTO LTD.	30,029	127,087
3,000	TOYO SUISAN KAISHA LTD.	74,690	114,094
4,000	TOYOTA INDUSTRIES CORP.	101,266	200,307
46,662	TOYOTA MOTOR CORP.	1,594,403	2,731,177
1,800	TOYOTA TSUSHO CORP.	14,973	58,549
900	TREND MICRO, INC.	26,540	43,770
84,900	TSUMURA & CO.	2,476,141	2,577,718
500	TSURUHA HOLDINGS, INC.	42,723	40,603

50	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
March 31, 2019 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont’d):
7,800	UNICHARM CORP.	$68,794	257,795
60	UNITED URBAN INVESTMENT CORP.	85,311	94,686
4,900	USS CO. LTD.	56,003	90,811
1,400	WELCIA HOLDINGS CO. LTD.	48,069	47,433
4,100	WEST JAPAN RAILWAY CO.	134,756	308,490
495,900	YAHOO JAPAN CORP.	2,083,172	1,212,568
2,500	YAKULT HONSHA CO. LTD.	74,984	174,592
16,300	YAMADA DENKI CO. LTD.	56,674	80,301
900	YAMAHA CORP.	45,680	44,907
8,300	YAMAHA MOTOR CO. LTD.	106,577	162,585
3,000	YAMATO HOLDINGS CO. LTD.	46,642	77,389
4,000	YAMAZAKI BAKING CO. LTD.	44,679	64,820
5,000	YASKAWA ELECTRIC CORP.	48,019	156,772
87,400	ZOJIRUSHI CORP.	1,233,394	906,884
2,800	ZOZO, INC.	52,464	52,701
		57,943,173	83,864,713	14.33%
Macau:
172,800	SANDS CHINA LTD.	551,191	868,408
		551,191	868,408	0.15%
Mexico:
4,154	FRESNILLO PLC	44,332	47,114
983,234	WAL-MART DE MEXICO S.A.B. DE C.V.	2,461,475	2,630,028
		2,505,807	2,677,142	0.46%
Netherlands:
18,479	AALBERTS INDUSTRIES N.V.	561,003	639,069
2,834	ABN AMRO GROUP N.V. - CVA(f)	64,843	63,899
40,217	ACCELL GROUP N.V.	746,165	1,116,557
86	ADYEN N.V.(b)(f)	66,495	67,336
35,981	AEGON N.V.	133,041	172,909
11,694	AKZO NOBEL N.V.	922,336	1,036,171
100,048	ARCADIS N.V.	1,928,744	1,557,736
27,560	ARCELORMITTAL	380,361	558,271
7,173	ASML HOLDING N.V.	106,863	1,345,344
11,395	ASML HOLDING N.V. (REGISTERED)	1,948,368	2,142,830
14,289	CORE LABORATORIES N.V.	1,512,543	984,941
3,610	EXOR N.V.	90,616	234,467
2,765	HEINEKEN HOLDING N.V.	148,540	276,976
3,662	HEINEKEN N.V.	128,663	386,466
366,507	ING GROEP N.V.	3,813,792	4,433,618
119,927	INTERTRUST N.V.(f)	2,206,316	2,260,072
17,656	KONINKLIJKE AHOLD DELHAIZE N.V.	203,381	469,888
3,281	KONINKLIJKE DSM N.V.	122,903	357,594
51,375	KONINKLIJKE KPN N.V.	108,346	162,862
20,095	KONINKLIJKE PHILIPS N.V.	343,642	818,597
1,264	NN GROUP N.V.	37,113	52,505
26,343	NXP SEMICONDUCTORS N.V.	2,256,870	2,328,458
658,994	POSTNL N.V.	2,337,171	1,684,697
8,117	QIAGEN N.V.(b)	119,394	329,064
3,238	RANDSTAD N.V.	99,928	157,893
55,678	ROYAL DUTCH SHELL PLC, CLASS A	1,339,214	1,750,218
81,662	ROYAL DUTCH SHELL PLC, CLASS B	1,800,118	2,582,437
6,193	WOLTERS KLUWER N.V.	101,075	421,683
		23,627,844	28,392,558	4.85%
New Zealand:
16,545	AUCKLAND INTERNATIONAL AIRPORT LTD.	50,086	91,714
169,758	SPARK NEW ZEALAND LTD.	404,493	439,300
		454,579	531,014	0.09%
Norway:
1,381	AKER BP ASA	48,282	49,156
14,806	DNB ASA	108,186	272,604
16,652	EQUINOR ASA	312,904	364,608
5,275	MOWI ASA	105,431	117,733
30,265	ORKLA ASA	203,239	232,296
1,208	SCHIBSTED ASA, CLASS B	45,603	43,278
14,536	TELENOR ASA	210,513	291,059

51	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
March 31, 2019 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Norway (Cont’d):
121,881	XXL ASA(d)(f)	$1,352,380	402,740
2,500	YARA INTERNATIONAL ASA	58,115	102,261
		2,444,653	1,875,735	0.32%
Poland:
23,373	CCC S.A.	1,230,729	1,310,067
		1,230,729	1,310,067	0.22%
Portugal:
40,156	EDP - ENERGIAS DE PORTUGAL S.A.	122,853	157,883
8,119	GALP ENERGIA SGPS S.A.	108,273	130,055
9,417	JERONIMO MARTINS SGPS S.A.	105,676	138,910
		336,802	426,848	0.07%
Singapore:
49,500	ASCENDAS REAL ESTATE INVESTMENT TRUST	104,920	106,287
124,600	CAPITALAND LTD.	247,484	335,576
47,300	CAPITALAND MALL TRUST	54,073	83,065
8,400	CITY DEVELOPMENTS LTD.	34,076	56,093
28,300	DBS GROUP HOLDINGS LTD.	159,243	526,847
2,600	JARDINE CYCLE & CARRIAGE LTD.	62,114	62,331
25,300	KEPPEL CORP. LTD.	73,794	116,116
7,840	KEPPEL REIT	3,183	7,462
6,000	OVERSEA-CHINESE BANKING CORP. LTD.	33,180	48,921
12,100	SATS LTD.	45,122	45,623
34,100	SEMBCORP INDUSTRIES LTD.	64,038	64,162
12,000	SINGAPORE AIRLINES LTD.	70,334	85,534
13,000	SINGAPORE EXCHANGE LTD.	40,226	70,120
46,800	SINGAPORE PRESS HOLDINGS LTD.	80,740	83,223
23,700	SINGAPORE TECHNOLOGIES ENGINEERING LTD.	65,893	65,403
112,000	SINGAPORE TELECOMMUNICATIONS LTD.	184,276	249,578
4,600	UNITED OVERSEAS BANK LTD.	26,071	85,500
28,000	UOL GROUP LTD.	110,140	143,590
35,400	WILMAR INTERNATIONAL LTD.	68,955	86,459
		1,527,862	2,321,890	0.40%
South Africa:
10,118	INVESTEC PLC	62,419	58,287
2,357	NEDBANK GROUP LTD.	39,047	41,041
73,408	OLD MUTUAL LTD.	87,199	107,753
		188,665	207,081	0.03%
South Korea:
175,038	BNK FINANCIAL GROUP, INC.	1,674,948	1,030,089
240,085	DGB FINANCIAL GROUP, INC.	2,473,822	1,728,037
9,547	HYUNDAI MOTOR CO.	1,214,492	1,005,080
3,152	KT&G CORP.	314,672	287,404
19,381	NAVER CORP.	2,363,685	2,117,209
146,391	SAMSUNG ELECTRONICS CO. LTD.	4,539,887	5,758,398
		12,581,506	11,926,217	2.04%
Spain:
1,260	ACCIONA S.A.	78,312	140,351
2,258	ACS ACTIVIDADES DE CONSTRUCCION Y SERVICIOS S.A.	73,398	99,189
583	AENA S.M.E. S.A.(f)	50,199	104,964
31,894	AMADEUS IT GROUP S.A.	2,297,694	2,554,485
127,837	BANCO BILBAO VIZCAYA ARGENTARIA S.A.	731,627	730,342
169,739	BANCO SANTANDER S.A.	761,821	789,132
559,036	BANKIA S.A.	2,023,628	1,448,598
7,551	BANKINTER S.A.	51,111	57,514
96,203	CAIXABANK S.A.	236,376	300,437
42,130	CONSTRUCCIONES Y AUXILIAR DE FERROCARRILES S.A.	1,805,290	2,025,062
10,362	ENAGAS S.A.	213,104	301,515
5,573	FERROVIAL S.A.	93,113	130,532
15,282	GRIFOLS S.A.	273,864	427,879
56,775	IBERDROLA S.A.	286,286	498,417
44,115	INDUSTRIA DE DISENO TEXTIL S.A.	1,184,868	1,296,533
21,686	MAPFRE S.A.	49,735	59,745
16,489	NATURGY ENERGY GROUP S.A.	264,629	461,119
26,579	RED ELECTRICA CORP. S.A.	390,097	566,485
48,123	REPSOL S.A.	589,690	823,765

52	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
March 31, 2019 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Spain (Cont’d):
2,970	SIEMENS GAMESA RENEWABLE ENERGY S.A.(b)	$45,075	47,292
14,380	TELEFONICA S.A.	124,397	120,481
		11,624,314	12,983,837	2.22%
Sweden:
3,022	ALFA LAVAL AB	66,859	69,364
22,200	ASSA ABLOY AB, CLASS B	89,466	479,229
80,419	ATLAS COPCO AB, CLASS A	1,951,065	2,159,401
4,000	ATLAS COPCO AB, CLASS B	22,805	98,996
315,176	CLOETTA AB, CLASS B	1,231,417	813,594
157,239	DOMETIC GROUP AB(f)	1,090,159	1,235,446
46,173	DUNI AB	519,317	498,615
7,501	ELECTROLUX AB, CLASS B	95,788	192,743
9,604	EPIROC AB, CLASS A(b)	18,146	96,956
4,000	EPIROC AB, CLASS B(b)	7,248	38,291
8,600	ESSITY AB, CLASS B	62,137	247,992
130,403	GRANGES AB	1,404,611	1,342,279
13,510	HENNES & MAURITZ AB, CLASS B	202,390	225,232
3,700	HEXAGON AB, CLASS B	56,830	193,013
17,500	HUSQVARNA AB, CLASS B	64,201	142,939
1,654	ICA GRUPPEN AB	67,234	66,357
8,270	INDUSTRIVARDEN AB, CLASS C	85,948	173,231
10,953	INVESTOR AB, CLASS B	150,033	493,264
3,786	KINNEVIK AB, CLASS B	71,401	98,057
3,301	LUNDIN PETROLEUM AB	46,596	111,770
142	MODERN TIMES GROUP MTG AB, CLASS B	2,063	1,819
142	NORDIC ENTERTAINMENT GROUP AB, CLASS B(b)	2,874	3,330
13,973	SANDVIK AB	86,678	226,939
13,348	SECURITAS AB, CLASS B	106,689	215,712
35,236	SKANDINAVISKA ENSKILDA BANKEN AB, CLASS A	139,725	305,013
2,800	SKANSKA AB, CLASS B	23,703	50,866
8,600	SVENSKA CELLULOSA AB S.C.A., CLASS B	15,915	74,555
28,496	SVENSKA HANDELSBANKEN AB, CLASS A	181,081	300,674
1,561	SWEDISH MATCH AB	60,521	79,567
3,301	TELE2 AB, CLASS B	46,529	43,973
59,340	TELEFONAKTIEBOLAGET LM ERICSSON, CLASS B	304,553	545,193
19,793	TELIA CO. AB	92,704	89,307
70,265	TETHYS OIL AB	524,483	572,713
123,770	THULE GROUP AB (THE)(f)	1,899,797	2,795,618
25,108	VOLVO AB, CLASS B	162,740	388,882
		10,953,706	14,470,930	2.47%
Switzerland:
232,640	ABB LTD. (REGISTERED)	4,585,965	4,371,272
3,728	ADECCO GROUP A.G. (REGISTERED)	131,290	198,877
484	BALOISE HOLDING A.G. (REGISTERED)	26,452	79,958
6,776	BUCHER INDUSTRIES A.G. (REGISTERED)	1,918,564	2,266,039
35	CHOCOLADEFABRIKEN LINDT & SPRUENGLI A.G. (PARTICIPATION CERTIFICATE)	50,308	237,961
3	CHOCOLADEFABRIKEN LINDT & SPRUENGLI A.G. (REGISTERED)	75,352	234,697
26,827	CHUBB LTD.	2,429,130	3,757,926
40,850	CIE FINANCIERE RICHEMONT S.A. (REGISTERED)	2,769,925	2,975,907
22,609	CREDIT SUISSE GROUP A.G. (REGISTERED)(b)	257,935	263,497
3,956	FERGUSON PLC	70,457	251,648
6,239	GEBERIT A.G. (REGISTERED)	2,107,466	2,550,111
140	GIVAUDAN S.A. (REGISTERED)	76,496	357,680
121,887	GLENCORE PLC(b)	266,010	504,751
1,807	IDORSIA LTD.(b)	18,603	31,794
4,134	JULIUS BAER GROUP LTD.(b)	87,890	167,021
60,798	LAFARGEHOLCIM LTD. (REGISTERED)(b)	3,015,219	3,003,418
30,810	LOGITECH INTERNATIONAL S.A. (REGISTERED)	499,984	1,212,065
897	LONZA GROUP A.G. (REGISTERED)(b)	50,452	278,176
23,900	LUXOFT HOLDING, INC.(b)	970,332	1,403,169
124,187	NESTLE S.A. (REGISTERED)	6,400,435	11,835,648
58,863	NOVARTIS A.G. (REGISTERED)	2,970,063	5,661,961
13,878	PANALPINA WELTTRANSPORT HOLDING A.G. (REGISTERED)	1,257,152	2,310,793
11,930	PARGESA HOLDING S.A. (BEARER)	797,491	934,512

53	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
March 31, 2019 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Switzerland (Cont’d):
12,406	ROCHE HOLDING A.G. (GENUSSCHEIN)	$1,614,189	3,418,113
1,381	SCHINDLER HOLDING A.G. (PARTICIPATION CERTIFICATE)	108,493	286,255
589	SCHINDLER HOLDING A.G. (REGISTERED)	68,597	121,852
121	SGS S.A. (REGISTERED)	130,564	301,118
20,575	SIKA A.G. (REGISTERED)	2,176,825	2,874,198
1,300	SONOVA HOLDING A.G. (REGISTERED)	84,464	257,193
7,867	STMICROELECTRONICS N.V.	36,286	116,179
635	SULZER A.G. (REGISTERED)	30,609	61,922
948	SWATCH GROUP (THE) A.G. (BEARER)	247,633	271,333
743	SWISS LIFE HOLDING A.G. (REGISTERED)(b)	101,194	327,196
504	SWISS RE A.G.	37,466	49,238
196	SWISSCOM A.G. (REGISTERED)	49,924	95,859
18,807	TE CONNECTIVITY LTD.	367,716	1,518,665
2,993	TECAN GROUP A.G. (REGISTERED)	540,256	705,756
323,152	UBS GROUP A.G. (REGISTERED)(b)	5,040,024	3,917,092
4,668	ZURICH INSURANCE GROUP A.G.	912,787	1,545,140
		42,379,998	60,755,990	10.38%
Taiwan:
628,975	CHICONY ELECTRONICS CO. LTD.	1,612,039	1,463,231
361,000	GIANT MANUFACTURING CO. LTD.	1,983,969	2,576,856
2,584,000	KING YUAN ELECTRONICS CO. LTD.	2,583,228	2,200,808
325,000	MERIDA INDUSTRY CO. LTD.	1,702,164	1,813,728
89,261	TAIWAN SEMICONDUCTOR MANUFACTURING CO. LTD. ADR(e)	1,666,904	3,656,130
668,000	TRIPOD TECHNOLOGY CORP.	1,830,581	2,156,552
		11,378,885	13,867,305	2.37%
United Kingdom:
25,248	3I GROUP PLC	88,645	323,844
2,834	ADMIRAL GROUP PLC	35,119	80,098
54,750	ANGLO AMERICAN PLC	428,920	1,464,333
1,732	ASSOCIATED BRITISH FOODS PLC	43,328	55,020
26,375	ASTRAZENECA PLC	983,695	2,107,503
14,221	AUTO TRADER GROUP PLC(f)	68,171	96,612
59,299	AVIVA PLC	212,664	318,513
46,467	BAE SYSTEMS PLC	230,164	291,953
338,934	BARCLAYS PLC	687,493	682,827
16,560	BELLWAY PLC	446,950	656,763
2,391	BERKELEY GROUP HOLDINGS (THE) PLC	71,739	114,881
40,832	BOVIS HOMES GROUP PLC	419,632	565,587
272,121	BP PLC	1,596,033	1,979,458
32,445	BRITISH AMERICAN TOBACCO PLC	1,041,509	1,349,720
33,279	BRITISH LAND (THE) CO. PLC	220,987	255,298
125,949	BT GROUP PLC	346,733	365,732
5,069	BUNZL PLC	39,524	167,166
8,202	BURBERRY GROUP PLC	40,549	208,793
288,402	CARD FACTORY PLC	748,536	677,260
52,846	CENTRICA PLC	83,384	78,603
13,580	CNH INDUSTRIAL N.V.	56,886	138,075
1,447	COCA-COLA EUROPEAN PARTNERS PLC	55,218	74,868
394,689	COMPASS GROUP PLC	5,315,245	9,276,262
2,332	CRODA INTERNATIONAL PLC	82,807	153,020
123,614	DE LA RUE PLC	775,035	620,659
41,623	DIAGEO PLC	507,983	1,701,169
5,201	EASYJET PLC	69,741	75,700
163,144	EXPERIAN PLC	2,857,972	4,417,603
24,413	FIAT CHRYSLER AUTOMOBILES N.V.(b)	161,492	363,457
10,222	FIAT CHRYSLER AUTOMOBILES N.V. (NEW YORK EXCHANGE)(b)	17,872	151,797
150,305	GLAXOSMITHKLINE PLC	2,644,245	3,125,972
91,331	GREGGS PLC	885,210	2,187,565
99,100	HAMMERSON PLC	464,760	433,426
271,423	HSBC HOLDINGS PLC	1,790,722	2,203,459
72,254	IMI PLC	962,792	901,547
18,792	IMPERIAL BRANDS PLC	441,174	642,363
12,262	INDIVIOR PLC(b)	11,861	15,341
6,740	INFORMA PLC	65,694	65,330
1,271	INTERCONTINENTAL HOTELS GROUP PLC	52,040	76,397

54	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
March 31, 2019 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
United Kingdom (Cont’d):
32,745	INTERNATIONAL CONSOLIDATED AIRLINES GROUP S.A. - CDI	$90,834	217,892
735	INTERTEK GROUP PLC	46,188	46,496
36,802	ITV PLC	44,524	60,923
13,997	J SAINSBURY PLC	41,104	42,969
114,657	JOHN WOOD GROUP PLC	1,060,588	757,726
2,248	JOHNSON MATTHEY PLC	35,933	91,995
37,981	KINGFISHER PLC	80,172	116,152
13,578	LAND SECURITIES GROUP PLC	103,135	161,532
17,003	LEGAL & GENERAL GROUP PLC	46,196	60,967
3,396,965	LLOYDS BANKING GROUP PLC	2,648,169	2,749,308
6,030	LONDON STOCK EXCHANGE GROUP PLC	69,795	373,133
1,158,360	MAN GROUP PLC	2,146,149	2,048,823
11,237	MARKS & SPENCER GROUP PLC	38,185	40,819
7,217	MEGGITT PLC	16,687	47,262
51,802	MELROSE INDUSTRIES PLC	90,702	123,570
4,161	MICRO FOCUS INTERNATIONAL PLC	106,404	108,200
34,789	NATIONAL GRID PLC	260,026	385,505
2,148	NEXT PLC	36,823	156,110
34,908	OXFORD INSTRUMENTS PLC	539,512	444,202
9,185	PEARSON PLC	89,019	100,035
4,695	PERSIMMON PLC	113,796	132,696
34,240	PRUDENTIAL PLC	488,505	685,662
24,008	RECKITT BENCKISER GROUP PLC	1,435,844	1,995,602
164,553	RELX PLC	1,817,536	3,518,097
39,546	RELX PLC(b)	394,798	845,072
21,084	RIO TINTO LTD.	664,177	1,465,781
35,027	RIO TINTO PLC	921,075	2,035,149
24,762	ROLLS-ROYCE HOLDINGS PLC(b)	282,884	291,293
777,795	ROYAL BANK OF SCOTLAND GROUP PLC	2,662,146	2,502,207
20,657	SAGE GROUP (THE) PLC	74,323	188,656
16,135	SEGRO PLC	67,053	141,515
4,954	SEVERN TRENT PLC	76,220	127,498
708,993	SIG PLC	1,519,587	1,311,268
26,103	SMITH & NEPHEW PLC	251,030	517,787
2,453	SMITHS GROUP PLC	28,519	45,847
4,051	SSE PLC	64,673	62,629
92,045	STANDARD CHARTERED PLC	654,783	708,874
18,875	STANDARD LIFE ABERDEEN PLC	65,946	64,889
72,176	TAYLOR WIMPEY PLC	122,883	164,933
1,196,830	TESCO PLC	3,963,164	3,618,001
3,749	TRAVIS PERKINS PLC	51,659	66,944
11,371	UNILEVER N.V. - CVA	342,144	660,476
24,244	UNILEVER PLC	545,189	1,387,792
10,230	UNITED UTILITIES GROUP PLC	76,454	108,511
374,391	VODAFONE GROUP PLC	686,517	681,701
3,770	WEIR GROUP (THE) PLC	44,042	76,501
5,178	WHITBREAD PLC	168,592	342,465
9,098	WILLIS TOWERS WATSON PLC	1,345,985	1,598,064
27,130	WM MORRISON SUPERMARKETS PLC	72,435	80,406
25,243	WPP PLC	161,294	266,573
		51,805,922	72,290,482	12.35%
United States:
14,647	ALLERGAN PLC	2,510,234	2,144,467
141,547	ARCH CAPITAL GROUP LTD.(b)	1,987,381	4,574,799
20,310	AXIS CAPITAL HOLDINGS LTD.	1,037,094	1,112,582
4,351	CARNIVAL PLC	131,345	213,361
5,665	METTLER-TOLEDO INTERNATIONAL, INC.(b)	3,294,538	4,095,795
197,078	ONESPAWORLD HOLDINGS LTD.(b)	1,970,780	2,692,085
29,874	RESMED, INC.	3,181,308	3,106,000
3,687	WORLDPAY, INC., CLASS A(b)	289,883	418,475
		14,402,563	18,357,564	3.14%
	Sub-total Common Stocks:	406,828,320	555,344,959	94.90%
Preferred Stocks:
Brazil:
236,375	ALPARGATAS S.A.(b)	607,813	928,512

55	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
March 31, 2019 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Brazil (Cont’d):
245,250	TELEFONICA BRASIL S.A. ADR, 3.23%(e)(g)	$3,100,786	2,960,167
		3,708,599	3,888,679	0.67%
Germany:
1,521	BAYERISCHE MOTOREN WERKE A.G., 5.82%(g)	49,612	99,982
1,217	HENKEL A.G. & CO. KGAA, 2.07%(g)	101,251	124,231
1,443	PORSCHE AUTOMOBIL HOLDING S.E., 3.82%(g)	60,635	90,549
272	SARTORIUS A.G., 0.39%(g)	45,992	46,652
770	VOLKSWAGEN A.G., 3.36%(g)	99,997	121,201
		357,487	482,615	0.08%
South Korea:
1,888	HYUNDAI MOTOR CO. LTD. (2ND PREFERRED), 5.39%(g)	176,036	126,909
16,100	SAMSUNG ELECTRONICS CO. LTD., 3.83%(g)	366,307	514,162
		542,343	641,071	0.11%
	Sub-total Preferred Stocks:	4,608,429	5,012,365	0.86%
Investment Companies:
United States:
12,200	ISHARES MSCI EAFE SMALL-CAP ETF	689,204	700,768
		689,204	700,768	0.12%
	Sub-total Investment Companies:	689,204	700,768	0.12%
Warrants:
United States:
34,272	ONESPAWORLD HOLDINGS LTD.(b)	-	93,840
		-	93,840	0.02%
	Sub-total Warrants:	-	93,840	0.02%
Short-Term Investments:
7,321,799	FIDELITY INVESTMENTS MONEY MARKET GOVERNMENT PORTFOLIO(h)	7,321,799	7,321,799
23,295,785	NORTHERN INSTITUTIONAL FUNDS - U.S. GOVERNMENT SELECT PORTFOLIO, 2.28%(i)	23,295,785	23,295,785
	Sub-total Short-Term Investments:	30,617,584	30,617,584	5.23%
	Grand total	$442,743,537	591,769,516	101.13%

Notes to Schedule of Investments:

(a)	Investments in U.S. and foreign equity securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market where the securities are traded. Foreign security values are stated in U.S. dollars.

(b)	Non-income producing assets.

(c)	Security has been deemed worthless and is a Level 3 investment.

(d)	Security is either wholly or partially on loan.

(e)	Securities are American Depositary Receipts of companies based outside of the United States representing 2.66% of net assets as of March 31, 2019.

(f)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.

(g)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

(h)	Investment relates to cash collateral received from portfolio securities loaned.

(i)	The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds. At December 31, 2018, the value of the Clearwater International Fund’s investment in the U.S. Government Select Portfolio of the Northern Institutional Funds was $15,216,595 with net purchases of $8,079,190 during the three months ended March 31, 2019.

56	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
March 31, 2019 (unaudited)

At March 31, 2019, the industry sectors for the Clearwater International Fund were:

Industry Sector	Percent of Long-Term Investments
Communication Services	5.44%
Consumer Discretionary	16.68
Consumer Staples	9.60
Energy	4.23
Financials	17.27
Health Care	9.13
Industrials	16.27
Information Technology	11.75
Materials	6.17
Real Estate	1.99
Utilities	1.47
100.00%

At March 31, 2019, the Clearwater International Fund’s investments were denominated in the following currencies:

Concentration by Currency	Percent of Long-Term Investments
Euro	23.39%
Japanese Yen	14.95
British Pound	12.89
United States Dollar	12.08
Swiss Franc	9.27
Canadian Dollar	6.19
Hong Kong Dollar	5.41
Other currencies	15.82
100.00%

At March 31, 2019, the Clearwater International Fund had outstanding forward foreign currency exchange contracts as follows:

	Contract Settlement Date	Contract Amount				Unrealized Appreciation (Depreciation)
Counterparty		Deliver		Receive
Northern Trust	4/25/2019	JPY	104,443,581	USD	963,324	$18,817
						$18,817
Northern Trust	5/9/2019	CNY	18,709,678	USD	2,694,696	$(88,041)
						$(88,041)
						$(69,224)

57	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
March 31, 2019 (unaudited)

Fair value is an estimate of the price the Clearwater International Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market for the security. This guidance establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Clearwater International Fund’s investments and other financial instruments, as described below. These inputs are summarized in the three broad levels listed below.

●	Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

●	Level 2 – Other significant observable inputs including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc. or quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data are also considered Level 2 measurements. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

●	Level 3 – Valuations based on unobservable inputs, which may include the Adviser’s own assumptions in determining the fair value of an investment.

Investments in U.S. and foreign equity securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which such securities are traded, with foreign security values stated in U.S. dollars. Equity securities which have not traded on the date of valuation or securities for which sales prices are not generally reported are valued at the mean between the last bid and asked prices. Security transactions are accounted for as of trade date. Wherever possible, the Clearwater Small Companies Fund uses independent pricing services approved by the Board of Trustees of Clearwater Investment Trust to value its investments. When prices are not readily available (including those for which trading has been suspended), are determined not to reflect fair value, or when the Adviser becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, the Clearwater Small Companies Fund may value these securities at fair value as determined in good faith using procedures established by the Board of Trustees.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following is a summary of the inputs used in valuing the Clearwater International Fund’s investments and other financial instruments, if any, which are carried at fair value, as of March 31, 2019.

On August 28, 2018, the FASB issued Accounting Standards Update (“ASU”) 2018-13, “Disclosure Framework -- Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC 820. The amendments of ASU 2018-13 include new, eliminated, and modified disclosure requirements of ASC 820. In addition, the amendments clarify that materiality is an appropriate consideration of entities when evaluating disclosure requirements. The ASU is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted for any eliminated or modified disclosures upon issuance of this ASU. The Fund has early adopted ASU 2018-13 for the period ended March 31, 2019.

	Level 1	Level 2	Level 3	Total
Common Stocks	$555,344,959	$—	$—	$555,344,959
Preferred Stocks	5,012,365	—	—	5,012,365
Investment Companies	700,768	—	—	700,768
Warrants	—	93,840	—	93,840
Short-Term Investments	30,617,584	—	—	30,617,584
Total	$591,675,676	$93,840	$—	$591,769,516

58	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
March 31, 2019 (unaudited)

For the Clearwater International Fund, 100% of the investment value is comprised of equity securities, investment companies, warrants and short-term investments. See the Clearwater International Fund’s Schedule of Investments for additional information on industry sector and currency concentration information. Investments in equity securities and short-term securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market where the securities are traded. Shares of open-end investment companies are valued at their daily net asset value.

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Forward foreign currency exchange contracts	$—	$18,817	$—	$18,817
Liabilities
Forward foreign currency exchange contracts	—	(88,041)	—	(88,041)
Net Other Financial Instruments	$—	$(69,224)	$—	$(69,224)

The forward foreign currency exchange contracts outstanding at March 31, 2019 are considered Level 2 investments due to the contracts being marked-to-market daily at the applicable exchange rates that have been adjusted from the initial quoted rate. Forward foreign currency exchange contracts are shown on a gross basis in the above table.

59	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
March 31, 2019 (unaudited)

Clearwater International Fund Portfolio Diversification
(as a percentage of net assets)

60	(Continued)